UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	Vanguard Variable Insurance Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1:	Schedule of Investments

VANGUARD VARIABLE INSURANCE FUND
Money Market Portfolio
Schedule of Investments
September 30, 2005

	Yield*	Maturity Date	Face Amount ($000)	Market Value $000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (12.1%)

Federal Home Loan Bank	3.541%-3.546%	10/26/2005	$25,176	$25,115
Federal Home Loan Bank	3.682%	11/18/2005	10,751	10,699
Federal Home Loan Mortgage Corp.	3.424%-3.505%	10/4/2005	20,900	20,894
Federal Home Loan Mortgage Corp.	3.518%	10/11/2005	5,250	5,245
Federal Home Loan Mortgage Corp.	3.588%	10/25/2005	3,552	3,544
Federal Home Loan Mortgage Corp.	3.636%	11/1/2005	2,000	1,994
Federal Home Loan Mortgage Corp.	3.641%	11/8/2005	5,000	4,981
Federal Home Loan Mortgage Corp.	3.661%	11/10/2005	1,700	1,693
Federal National Mortgage Assn	3.501%	10/19/2005	13,000	12,977
Federal National Mortgage Assn	3.551%-3.591%	10/26/2005	12,700	12,669
Federal National Mortgage Assn	3.633%	11/9/2005	10,000	9,961

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $109,772)				109,772

COMMERCIAL PAPER (40.2%)

Bank Holding Company (1.0%)
State Street Corp.	3.760%	10/28/2005	9,250	9,224

Finance—Automobiles (3.0%)
DaimlerChrysler Rev. Auto Conduit LLC	3.669%	10/14/2005	3,500	3,495
DaimlerChrysler Rev. Auto Conduit LLC	3.662%	10/17/2005	4,000	3,994
DaimlerChrysler Rev. Auto Conduit LLC	3.771%	10/18/2005	6,000	5,989
DaimlerChrysler Rev. Auto Conduit LLC	3.721%-3.790%	10/24/2005	4,300	4,290
Toyota Motor Credit	3.671%	10/12/2005	5,000	4,994
Toyota Motor Credit	3.691%	10/13/2005	5,000	4,994

				27,756

Finance—Other (12.0%)
CRC Funding, LLC	3.629%	10/6/2005 (1)	3,000	2,999
CRC Funding, LLC	3.763%	11/15/2005 (1)	1,000	995
CRC Funding, LLC	3.766%	11/18/2005 (1)	3,000	2,985
General Electric Capital Corp.	3.480%	10/3/2005	4,700	4,699
General Electric Capital Corp.	3.703%	10/31/2005	10,000	9,969
General Electric Capital Corp.	3.786%	12/1/2005	5,000	4,968
General Electric Capital Corp.	3.861%-3.910%	12/8/2005	3,050	3,028
GovCo Inc.	3.764%	10/18/2005 (1)	400	399
GovCo Inc.	3.776%	11/21/2005 (1)	4,500	4,476
GovCo Inc.	3.857%	12/19/2005 (1)	6,000	5,950
IXIS Commercial Paper Corp.	3.580%	10/19/2005 (1)	3,400	3,394
IXIS Commercial Paper Corp.	3.620%	10/25/2005 (1)	1,550	1,546
IXIS Commercial Paper Corp.	3.6675-3.692%	10/27/2005 (1)	10,500	10,472
IXIS Commercial Paper Corp.	3.795%	11/18/2005 (1)	800	796
IXIS Commercial Paper Corp.	3.784%	12/7/2005 (1)	6,000	5,958
KFW International Finance Inc.	3.638%	11/2/2005 (1)	10,000	9,968
KFW International Finance Inc.	3.949%	12/30/2005 (1)	5,000	4,951
Old Line Funding Corp.	3.663%	10/11/2005 (1)	1,867	1,865
Old Line Funding Corp.	3.694%	10/17/2005 (1)	2,800	2,795
Old Line Funding Corp.	3.817%	11/7/2005 (1)	1,000	996
Old Line Funding Corp.	3.819%	11/8/2005 (1)	4,000	3,984
Park Avenue Receivable Corp.	3.611%	10/6/2005 (1)	4,500	4,498
Park Avenue Receivable Corp.	3.712%	10/14/2005 (1)	3,000	2,996
Preferred Receivables Funding Co.	3.782%	10/27/2005 (1)	1,500	1,496
Triple A One Funding Corp.	3.622%	10/7/2005 (1)	2,000	1,999
Variable Funding Capital Corp.	3.701%	10/13/2005 (1)	5,000	4,994
Yorktown Capital LLC	3.791%	10/25/2005 (1)	4,500	4,489
Yorktown Capital LLC	3.832%	11/29/2005 (1)	924	918

				108,583

Foreign Banks (17.7%)
ABN-AMRO North America Finance Inc.	3.582%	10/19/2005	1,100	1,098
ANZ (Delaware) Inc.	3.537%	10/14/2005	8,500	8,489
ANZ (Delaware) Inc.	3.693%-3.730%	11/4/2005	1,800	1,794
ANZ (Delaware) Inc.	3.744%	11/14/2005	4,000	3,982
ANZ (Delaware) Inc.	3.929%	12/28/2005	3,500	3,467
CBA (Delaware) Finance Inc.	3.527%	10/4/2005	5,400	5,398
CBA (Delaware) Finance Inc.	3.681%	10/24/2005	900	898
CBA (Delaware) Finance Inc.	3.681%-3.691%	10/25/2005	1,400	1,397
CBA (Delaware) Finance Inc.	3.643%	11/1/2005	1,000	997
CBA (Delaware) Finance Inc.	3.695%	11/8/2005	3,500	3,486
CBA (Delaware) Finance Inc.	3.725%	12/7/2005	3,200	3,178
Danske Corp.	3.682%	11/4/2005	4,300	4,285
Danske Corp.	3.747%	11/7/2005	800	797
Danske Corp.	3.729%-3.742%	11/8/2005	3,300	3,287
Danske Corp.	3.781%	12/13/2005	7,000	6,947
Danske Corp.	3.924%	12/15/2005	800	794
Danske Corp.	3.853%	12/21/2005	2,000	1,983
Dexia Delaware LLC	3.499%	10/5/2005	3,000	2,999
Dexia Delaware LLC	3.521%	10/11/2005	10,000	9,990
Dexia Delaware LLC	3.531%	10/13/2005	1,000	999
Dexia Delaware LLC	3.687%-3.724%	11/1/2005	2,320	2,313
Dexia Delaware LLC	3.886%	11/28/2005	1,400	1,391
Fortis Funding LLC	3.670%	10/26/2005 (1)	1,100	1,097
Fortis Funding LLC	3.890%	11/28/2005 (1)	3,500	3,478
HBOS Treasury Services PLC	3.628%	10/18/2005	3,050	3,045
HBOS Treasury Services PLC	3.724%	11/9/2005	700	697
HBOS Treasury Services PLC	3.744%	11/14/2005	3,000	2,986
HBOS Treasury Services PLC	3.859%	12/2/2005	3,300	3,278
ING (U.S.) Funding LLC	3.660%	10/28/2005	6,804	6,785
ING (U.S.) Funding LLC	3.782%	11/28/2005	1,000	994
National Australia Funding (Delaware Branch)	3.644%	10/6/2005	3,250	3,248
National Australia Funding (Delaware Branch)	3.751%	10/27/2005	5,000	4,987
Rabobank USA Financial Corp.	3.704%-3.733%	11/8/2005	6,835	6,808
Royal Bank of Scotland Group PLC	3.897%	12/1/2005	1,700	1,689
Societe Generale N.A. Inc.	3.805%	11/17/2005	1,900	1,891
Societe Generale N.A. Inc.	3.793%	12/2/2005	1,000	994
Societe Generale N.A. Inc.	3.936%	12/19/2005	1,100	1,091
Svenska Handelsbanken, Inc.	3.612%	10/5/2005	5,000	4,998
Svenska Handelsbanken, Inc.	3.571%	10/13/2005	1,200	1,199
Svenska Handelsbanken, Inc.	3.735%	11/14/2005	8,000	7,964
UBS Finance (Delaware), Inc.	3.646%	10/14/2005	900	899
UBS Finance (Delaware), Inc.	3.796%	11/23/2005	4,700	4,674
UBS Finance (Delaware), Inc.	3.762%-3.820%	11/30/2005	5,035	5,003
UBS Finance (Delaware), Inc.	3.862%-3.871%	12/7/2005	5,735	5,694
Westpac Capital Corp.	3.780%	11/14/2005	1,000	995
Westpac Capital Corp.	3.776%	12/1/2005	3,000	2,981
Westpac Capital Corp.	3.776%	12/9/2005	2,000	1,986
Westpac Capital Corp.	3.919%	12/15/2005	925	918
Westpac Trust Securities NZ Ltd.	3.489%-3.508%	10/3/2005	8,350	8,348
Westpac Trust Securities NZ Ltd.	3.549%	10/11/2005	2,000	1,998

				160,694

Foreign Industrial (5.1%)
Network Rail CP Finance PLC	3.683%	11/2/2005 (1)	2,000	1,993
Network Rail CP Finance PLC	3.692%	11/7/2005 (1)	9,500	9,464
Network Rail CP Finance PLC	3.766%	12/1/2005 (1)	5,000	4,968
Network Rail CP Finance PLC	3.785%	12/13/2005 (1)	6,000	5,954
Shell Finance (UK) PLC	3.529%	10/11/2005	3,800	3,796
Shell International Finance BV	3.949%	12/28/2005	2,000	1,981
Total Capital	3.878%	12/21/2005 (1)	18,000	17,844

				46,000

Industrial (1.0%)
Wal-Mart Stores, Inc.	3.632%	11/1/2005 (1)	9,000	8,972

Insurance (0.4%)
MetLife Funding Inc.	3.660%-3.708%	10/25/2005	3,848	3,839

TOTAL COMMERCIAL PAPER
(Cost $365,068)				365,068

YANKEE CERTIFICATES OF DEPOSIT—U.S. BRANCHES (24.9%)

Certificates of Deposit—U.S. Banks (5.4%)
Citizens Bank NA	3.980%	12/28/2005	4,000	4,000
HSBC Bank USA	3.485%	10/5/2005	5,000	5,000
Suntrust Bank	3.325%	10/21/2005	5,000	4,999
Suntrust Bank	3.780%	12/2/2005	8,500	8,500
Wachovia Bank NA	3.760%	11/1/2005	4,000	4,000
Wells Fargo Bank, NA	3.690%	10/24/2005	6,000	6,000
Wells Fargo Bank, NA	3.760%	10/31/2005	6,000	6,000
Wells Fargo Bank, NA	3.760%	11/1/2005	10,000	10,000

				48,499

Yankee Certificates of Deposit—U.S. Branches (19.5%)
Abbey National Treasury Services PLC (Stamford Branch)	3.675%	10/24/2005	3,500	3,500
Abbey National Treasury Services PLC (Stamford Branch)	3.670%	10/25/2005	5,000	5,000
BNP Paribas (New York Branch)	3.530%	10/14/2005	6,500	6,500
BNP Paribas (New York Branch)	3.590%	10/24/2005	8,000	8,000
BNP Paribas (New York Branch)	3.650%	11/2/2005	1,200	1,200
BNP Paribas (New York Branch)	3.790%	11/29/2005	3,000	3,000
BNP Paribas (New York Branch)	3.800%	12/13/2005	4,000	4,000
Bank of Montreal (Chicago Branch)	3.750%	10/25/2005	8,000	8,000
Bank of Montreal (Chicago Branch)	3.740%	11/14/2005	5,000	5,000
Bank of Nova Scotia (New York Branch)	3.750%	10/31/2005	5,000	5,000
Bank of Nova Scotia (Portland Branch)	3.820%	12/1/2005	3,000	3,000
Barclays Bank PLC (New York Branch)	3.735%	11/14/2005	5,000	5,000
Calyon (New York Branch)	3.660%	10/31/2005	8,000	8,000
Calyon (New York Branch)	3.665%	11/7/2005	10,000	10,000
Canadian Imperial Bank of Commerce (New York Branch)	3.800%	11/18/2005	4,500	4,500
Canadian Imperial Bank of Commerce (New York Branch)	3.800%	11/21/2005	4,000	4,000
Deutsche Bank (New York Branch)	3.690%	11/8/2005	5,000	5,000
Dexia Credit Local SA	3.745%	11/15/2005	5,000	5,000
Fortis Bank NV-SA (New York Branch)	3.630%	10/6/2005	2,500	2,500
Fortis Bank NV-SA (New York Branch)	3.750%	10/25/2005	5,000	5,000
Fortis Bank NV-SA (New York Branch)	3.630%	10/31/2005	3,500	3,500
HSH Nordbank AG (New York Branch)	3.880%	11/28/2005	5,000	5,000
Landesbank Baden-Wuerttemberg (New York Branch)	3.480%	10/3/2005	2,000	2,000
Landesbank Baden-Wuerttemberg (New York Branch)	3.520%	10/11/2005	3,500	3,500
Lloyds TSB Bank PLC (New York Branch)	3.605%	10/27/2005	5,000	5,000
Lloyds TSB Bank PLC (New York Branch)	3.775%	11/23/2005	6,000	6,000
Rabobank Nederland (New York Branch)	3.560%	10/18/2005	7,000	7,000
Rabobank Nederland (New York Branch)	3.725%	11/15/2005	2,000	2,000
Rabobank Nederland (New York Branch)	3.740%	11/15/2005	6,000	6,000
Royal Bank of Canada (New York Branch)	3.600%	10/25/2005	3,500	3,500
Royal Bank of Canada (New York Branch)	3.700%	12/6/2005	5,000	5,000
Societe Generale (New York Branch)	3.770%	12/1/2005	10,000	10,000
Svenska Handelsbanken, AB (New York Branch)	3.800%	12/14/2005	3,500	3,500
Toronto Dominion Bank (New York Branch)	3.700%	10/14/2005	8,000	8,000
UBS AG (Stamford Branch)	3.635%	10/6/2005	6,000	6,000

				177,200

TOTAL CERTIFICATES OF DEPOSIT
(Cost $225,699)				225,699

EURODOLLAR CERTIFICATES OF DEPOSIT (15.0%)

ABN-AMRO Bank NV	3.780%	12/6/2005	8,000	8,000
ABN-AMRO Bank NV	3.780%	12/12/2005	9,000	9,000
Bank of Nova Scotia	3.760%	11/1/2005	10,000	10,000
Barclays Bank PLC	3.515%	10/11/2005	3,000	3,000
Barclays Bank PLC	3.615%	10/28/2005	3,000	3,000
Barclays Bank PLC	3.830%	12/1/2005	1,000	1,000
Barclays Bank PLC	3.810%	12/14/2005	10,000	10,000
Deutsche Bank AG	3.755%	11/18/2005	6,000	6,000
Deutsche Bank AG	3.805%	12/12/2005	5,000	5,000
Deutsche Bank AG	3.880%	12/21/2005	2,000	2,000
HBOS Treasury Services PLC	3.810%	12/6/2005	8,000	8,000
HSBC Bank PLC	3.545%	10/17/2005	7,000	7,000
HSBC Bank PLC	3.777%	11/22/2005	5,000	5,000
ING Bank NV	3.780%	12/2/2005	10,000	10,000
Lloyds TSB Bank PLC	3.710%	10/17/2005	8,000	8,000
Landesbank Hessen-Thueringen	3.445%	11/16/2005	20,000	19,990
Royal Bank of Scotland PLC	3.720%	10/26/2005	7,000	7,000
Royal Bank of Scotland PLC	3.680%	11/8/2005	10,000	10,000
Societe Generale	3.680%	11/7/2005	4,000	4,000

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
(Cost $135,990)				135,990

OTHER NOTES (1.2%)

Bank of America, N.A. Bank Notes	3.795%	11/28/2005	4,000	4,000
Bank of America, N.A. Bank Notes	3.620%	10/25/2005	4,000	4,000
Bank of America, N.A. Bank Notes	3.780%	12/1/2005	3,000	3,000

TOTAL OTHER NOTES
(Cost $11,000)				11,000

REPURCHASE AGREEMENTS (7.2%)

Bank of America Securities, LLC
(Dated 9/30/2005, Repurchase Value $12,395,000,
collateralized by Federal Home Loan Mortgage Corp., 3.750%, 3/15/2007,
and Federal National Mortgage Assn., 0.00%, 6/1/2017)	3.800%	10/3/2005	12,391	12,391
Barclay's Capital Inc.
(Dated 9/30/2005, Repurchase Value $14,004,000,
collateralized by Federal Home Loan Mortgage Corp Discount Note,
3/13/2006)	3.830%	10/3/2005	14,000	14,000
Credit Suisse First Boston LLC
(Dated 9/30/2005, Repurchase Value $10,003,000,
collateralized by Federal Home Loan Mortgage Corp Discount Note, 11/15/2005,
and Federal National Mortgage Assn. Discount Note, 1/18/2006)	3.850%	10/3/2005	10,000	10,000
Goldman Sachs & Co.
(Dated 9/30/2005, Repurchase Value $21,006,000,
collateralized by Federal National Mortgage Assn., 4.625%, 10/15/2013,
and Federal National Mortgage Assn. Discount Note 5/12/2006)	3.850%	10/3/2005	21,000	21,000
JPMorgan Securities Inc.
(Dated 9/30/2005, Repurchase Value $8,003,000,
collateralized by Federal Home Loan Bank Discount Note, 12/23/2005,
and Federal National Mortgage Assn. Discount Note, 9/1/2006)	3.830%	10/3/2005	8,000	8,000

TOTAL REPURCHASE AGREEMENTS
(Cost $65,391)				65,391

TOTAL INVESTMENTS (100.6%)
(Cost $912,920)				912,920

OTHER ASSETS AND LIABILITIES-NET (-0.6%)				(5,422)

NET ASSETS (100%)				$907,498

*	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
**	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At September 30, 2005, the aggregate value of these securities was $139,689,000, representing 15.4% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Variablbe Insurance Fund
Total Bond Market Index Portfolio
Schedule of Investments
September 30, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (70.8%)

U.S. Government Securities (27.2%)
U.S. Treasury Bond	2.375%	8/31/2006	175	172
U.S. Treasury Bond	10.375%	11/15/2012	725	815
U.S. Treasury Bond	12.000%	8/15/2013	1,200	1,451
U.S. Treasury Bond	13.250%	5/15/2014	170	221
U.S. Treasury Bond	12.500%	8/15/2014	275	356
U.S. Treasury Bond	9.875%	11/15/2015	225	325
U.S. Treasury Bond	9.250%	2/15/2016	500	699
U.S. Treasury Bond	8.750%	5/15/2017	2,650	3,671
U.S. Treasury Bond	8.875%	8/15/2017	5,425	7,604
U.S. Treasury Bond	9.125%	5/15/2018	50	72
U.S. Treasury Bond	9.000%	11/15/2018	125	180
U.S. Treasury Bond	8.875%	2/15/2019	6,000	8,595
U.S. Treasury Bond	8.125%	8/15/2019	3,345	4,568
U.S. Treasury Bond	8.500%	2/15/2020	1,425	2,013
U.S. Treasury Bond	8.750%	8/15/2020	1,850	2,677
U.S. Treasury Bond	8.125%	8/15/2021	50	70
U.S. Treasury Bond	8.000%	11/15/2021	1,220	1,689
U.S. Treasury Bond	7.250%	8/15/2022	2,085	2,724
U.S. Treasury Bond	7.625%	11/15/2022	1,590	2,152
U.S. Treasury Bond	7.125%	2/15/2023	1,620	2,102
U.S. Treasury Bond	6.250%	8/15/2023	1,800	2,152
U.S. Treasury Bond	6.875%	8/15/2025	225	290
U.S. Treasury Bond	6.000%	2/15/2026	175	206
U.S. Treasury Bond	6.750%	8/15/2026	4,820	6,179
U.S. Treasury Bond	6.625%	2/15/2027	2,515	3,193
U.S. Treasury Bond	6.375%	8/15/2027	660	818
U.S. Treasury Bond	5.500%	8/15/2028	1,525	1,714
U.S. Treasury Bond	5.250%	11/15/2028	1,060	1,155
U.S. Treasury Bond	6.125%	8/15/2029	575	700
U.S. Treasury Bond	6.250%	5/15/2030	1,400	1,738
U.S. Treasury Note	2.500%	9/30/2006	1,850	1,821
U.S. Treasury Note	2.500%	10/31/2006	15,000	14,745
U.S. Treasury Note	2.625%	11/15/2006	725	713
U.S. Treasury Note	2.875%	11/30/2006	1,400	1,380
U.S. Treasury Note	3.000%	12/31/2006	2,200	2,169
U.S. Treasury Note	3.125%	1/31/2007	5,850	5,771
U.S. Treasury Note	3.375%	2/28/2007	8,200	8,112
U.S. Treasury Note	3.750%	3/31/2007	725	720
U.S. Treasury Note	3.625%	4/30/2007	6,800	6,742
U.S. Treasury Note	3.125%	5/15/2007	9,075	8,926
U.S. Treasury Note	3.625%	6/30/2007	3,300	3,268
U.S. Treasury Note	3.875%	7/31/2007	5,475	5,445
U.S. Treasury Note	2.750%	8/15/2007	2,225	2,169
U.S. Treasury Note	3.250%	8/15/2007	1,075	1,057
U.S. Treasury Note	6.125%	8/15/2007	1,750	1,811
U.S. Treasury Note	3.375%	2/15/2008	1,100	1,080
U.S. Treasury Note	3.750%	5/15/2008	2,450	2,424
U.S. Treasury Note	5.625%	5/15/2008	50	52
U.S. Treasury Note	3.125%	9/15/2008	1,950	1,893
U.S. Treasury Note	3.125%	10/15/2008	550	533
U.S. Treasury Note	3.375%	11/15/2008	6,100	5,954
U.S. Treasury Note	3.375%	12/15/2008	12,400	12,098
U.S. Treasury Note	3.250%	1/15/2009	975	947
U.S. Treasury Note	3.000%	2/15/2009	650	626
U.S. Treasury Note	2.625%	3/15/2009	300	285
U.S. Treasury Note	3.875%	5/15/2009	900	890
U.S. Treasury Note	4.000%	6/15/2009	450	447
U.S. Treasury Note	3.625%	7/15/2009	875	857
U.S. Treasury Note	3.500%	8/15/2009	3,550	3,460
U.S. Treasury Note	3.375%	10/15/2009	8,200	7,945
U.S. Treasury Note	3.500%	12/15/2009	1,000	973
U.S. Treasury Note	3.625%	1/15/2010	1,025	1,001
U.S. Treasury Note	6.500%	2/15/2010	675	736
U.S. Treasury Note	4.000%	3/15/2010	125	124
U.S. Treasury Note	3.875%	7/15/2010	8,000	7,876
U.S. Treasury Note	4.125%	8/15/2010	150	149
U.S. Treasury Note	5.750%	8/15/2010	275	293
U.S. Treasury Note	5.000%	8/15/2011	2,995	3,112
U.S. Treasury Note	4.875%	2/15/2012	1,650	1,705
U.S. Treasury Note	3.875%	2/15/2013	1,725	1,681
U.S. Treasury Note	4.250%	8/15/2013	15,150	15,098
U.S. Treasury Note	4.250%	11/15/2013	11,600	11,553
U.S. Treasury Note	4.750%	5/15/2014	275	283

				209,225

Agency Bonds and Notes (10.3%)
Arab Republic of Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	350	345
* Federal Farm Credit Bank	3.250%	6/15/2007	925	908
* Federal Farm Credit Bank	3.000%	12/17/2007	275	267
* Federal Farm Credit Bank	3.375%	7/15/2008	200	195
* Federal Farm Credit Bank	3.750%	1/15/2009	225	220
* Federal Farm Credit Bank	4.125%	4/15/2009	175	173
* Federal Home Loan Bank	4.250%	4/16/2007	2,500	2,495
* Federal Home Loan Bank	6.500%	8/15/2007	1,450	1,504
* Federal Home Loan Bank	4.125%	10/19/2007	650	647
* Federal Home Loan Bank	3.625%	1/15/2008	4,500	4,424
* Federal Home Loan Bank	3.375%	2/15/2008	1,000	977
* Federal Home Loan Bank	4.125%	4/18/2008	1,250	1,242
* Federal Home Loan Bank	5.865%	9/2/2008	1,100	1,143
* Federal Home Loan Bank	7.625%	5/14/2010	1,850	2,088
* Federal Home Loan Bank	5.750%	5/15/2012	2,200	2,342
* Federal Home Loan Bank	4.500%	11/15/2012	1,250	1,241
* Federal Home Loan Bank	4.500%	9/16/2013	500	496
* Federal Home Loan Bank	5.250%	6/18/2014	200	209
* Federal Home Loan Mortgage Corp.	2.875%	12/15/2006	750	737
* Federal Home Loan Mortgage Corp.	2.375%	2/15/2007	1,500	1,461
* Federal Home Loan Mortgage Corp.	4.875%	3/15/2007	2,800	2,820
* Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	2,750	2,839
* Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	5,500	5,422
* Federal Home Loan Mortgage Corp.	5.750%	3/15/2009	1,000	1,040
* Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	1,750	1,881
* Federal Home Loan Mortgage Corp.	5.875%	3/21/2011	250	263
* Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	1,100	1,132
* Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	1,150	1,143
* Federal Home Loan Mortgage Corp.	4.000%	6/12/2013	325	310
* Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	500	496
* Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	3,000	3,080
* Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	400	500
* Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	775	980
* Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	425	507
* Federal National Mortgage Assn	5.000%	1/15/2007	1,000	1,008
* Federal National Mortgage Assn	3.625%	3/15/2007	1,500	1,484
* Federal National Mortgage Assn	7.125%	3/15/2007	1,250	1,298
* Federal National Mortgage Assn	5.250%	4/15/2007	1,500	1,519
* Federal National Mortgage Assn	6.625%	10/15/2007	3,750	3,912
* Federal National Mortgage Assn	6.000%	5/15/2008	2,825	2,933
* Federal National Mortgage Assn	3.875%	7/15/2008	2,000	1,971
* Federal National Mortgage Assn	6.625%	9/15/2009	5,060	5,440
* Federal National Mortgage Assn	7.250%	1/15/2010	3,010	3,327
* Federal National Mortgage Assn	6.250%	2/1/2011	400	428
* Federal National Mortgage Assn	5.500%	3/15/2011	1,000	1,045
* Federal National Mortgage Assn	6.125%	3/15/2012	1,450	1,572
* Federal National Mortgage Assn	4.625%	5/1/2013	475	467
* Federal National Mortgage Assn	4.625%	10/15/2013	1,450	1,451
* Federal National Mortgage Assn	5.000%	4/15/2015	1,000	1,027
* Federal National Mortgage Assn	7.125%	1/15/2030	1,425	1,860
* Federal National Mortgage Assn	6.625%	11/15/2030	350	434
Private Export Funding Corp. (U.S. Government Guaranteed)	7.200%	1/15/2010	400	441
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	150	162
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	50	54
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	75	81
* Tennessee Valley Auth	7.125%	5/1/2030	1,000	1,306
* Tennessee Valley Auth	4.650%	6/15/2035	175	165

				78,912

Mortgage-Backed Securities (33.3%)
* Federal Home Loan Mortgage Corp.	4.000%	8/1/2008-8/1/2020 (1)	4,839	4,675
* Federal Home Loan Mortgage Corp.	4.500%	3/1/2009-10/1/2035 (1)	15,597	15,251
* Federal Home Loan Mortgage Corp.	5.000%	3/1/2008-10/1/2035 (1)	31,240	30,784
* Federal Home Loan Mortgage Corp.	5.500%	1/1/2007-5/1/2035 (1)	26,338	26,414
* Federal Home Loan Mortgage Corp.	6.000%	7/1/2008-10/1/2035 (1)	10,085	10,284
* Federal Home Loan Mortgage Corp.	6.500%	2/1/2008-10/1/2035 (1)	4,680	4,818
* Federal Home Loan Mortgage Corp.	7.000%	9/1/2007-11/1/2033 (1)	1,949	2,031
* Federal Home Loan Mortgage Corp.	7.500%	1/1/2007-12/1/2030 (1)	554	582
* Federal Home Loan Mortgage Corp.	8.000%	10/1/2009-7/1/2030 (1)	436	465
* Federal Home Loan Mortgage Corp.	8.500%	5/1/2006-11/1/2030 (1)	125	133
* Federal Home Loan Mortgage Corp.	9.000%	5/1/2027-5/1/2030 (1)	20	22
* Federal Home Loan Mortgage Corp.	9.500%	1/1/2025-2/1/2025 (1)	8	9
* Federal Home Loan Mortgage Corp.	10.000%	3/1/2017-11/1/2019 (1)	7	8
* Federal National Mortgage Assn	4.000%	12/1/2010-6/1/2019 (1)	2,374	2,298
* Federal National Mortgage Assn	4.500%	9/1/2011-6/1/2035 (1)	13,646	13,277
* Federal National Mortgage Assn	5.000%	9/1/2009-8/1/2035 (1)	42,576	41,932
* Federal National Mortgage Assn	5.500%	3/1/2017-10/1/2035 (1)	44,473	44,558
* Federal National Mortgage Assn	6.000%	11/1/2008-6/1/2035 (1)	17,682	18,017
* Federal National Mortgage Assn	6.500%	8/1/2008-9/1/2034 (1)	7,442	7,664
* Federal National Mortgage Assn	7.000%	10/1/2007-6/1/2034 (1)	2,256	2,361
* Federal National Mortgage Assn	7.500%	1/1/2007-7/1/2032 (1)	694	734
* Federal National Mortgage Assn	8.000%	2/1/2008-11/1/2030 (1)	209	219
* Federal National Mortgage Assn	8.500%	11/1/2006-4/1/2031 (1)	90	94
* Federal National Mortgage Assn	9.000%	6/1/2022-12/1/2024 (1)	17	19
* Federal National Mortgage Assn	9.500%	12/1/2018-2/1/2025 (1)	16	17
* Federal National Mortgage Assn	10.000%	8/1/2020-8/1/2021 (1)	7	8
* Federal National Mortgage Assn	10.500%	8/1/2020 (1)	3	3
Government National Mortgage Assn	4.500%	8/15/2018-8/15/2035 (1)	1,043	1,014
Government National Mortgage Assn	5.000%	3/15/2018-10/1/2035 (1)	6,367	6,320
Government National Mortgage Assn	5.500%	6/15/2018-10/1/2035 (1)	10,141	10,245
Government National Mortgage Assn	6.000%	3/15/2009-6/15/2035 (1)	5,769	5,917
Government National Mortgage Assn	6.500%	10/15/2008-6/15/2034 (1)	2,869	2,986
Government National Mortgage Assn	7.000%	10/15/2008-1/15/2032 (1)	1,012	1,062
Government National Mortgage Assn	7.500%	5/15/2008-1/15/2031 (1)	475	505
Government National Mortgage Assn	8.000%	3/15/2008-12/15/2030 (1)	298	322
Government National Mortgage Assn	8.500%	7/15/2009-7/15/2030 (1)	105	116
Government National Mortgage Assn	9.000%	4/15/2016-7/15/2030 (1)	125	136
Government National Mortgage Assn	9.500%	4/15/2017-12/15/2021 (1)	22	23
Government National Mortgage Assn	10.000%	5/15/2020-1/15/2025 (1)	7	7
Government National Mortgage Assn	10.500%	5/15/2019 (1)	13	15
Government National Mortgage Assn	11.000%	10/15/2015 (1)	6	7
Government National Mortgage Assn	11.500%	2/15/2013 (1)	4	4

				255,352

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $541,742)				543,489

CORPORATE BONDS (24.5%)

Asset-Backed/Commercial Mortgage-Backed Securities (4.7%)
Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033 (1)	2,100	2,173
Citicorp Lease Pass-Through Trust	8.040%	12/15/2019 (1)(3)	500	616
Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031 (1)(3)	1,088	1,164
Countrywide Home Loans	4.078%	5/25/2033 (1)	492	485
Credit Suisse First Boston Mortgage Securities Corp.	6.380%	12/16/2035 (1)	3,500	3,699
First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033 (1)	2,100	2,246
Fleet Credit Card Master Trust II	2.750%	4/15/2008 (1)	2,000	1,999
Ford Credit Auto Owner Trust	4.300%	8/15/2009 (1)	375	373
GE Capital Commercial Mortgage Corp.	5.994%	12/10/2035 (1)	1,750	1,811
GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/2041 (1)	1,500	1,488
JPMorgan Chase Commercial Mortgage Securities	4.200%	7/12/2035 (1)	1,579	1,545
LB-UBS Commercial Mortgage Trust	4.786%	10/15/2029 (1)	1,500	1,487
LB-UBS Commercial Mortgage Trust	4.885%	9/15/2040 (1)	1,950	1,955
M&I Auto Loan Trust	3.040%	10/20/2008 (1)	798	793
MBNA Credit Card Master Note Trust	4.950%	6/15/2009 (1)	1,200	1,208
MBNA Credit Card Master Note Trust	4.300%	2/15/2011 (1)	250	249
MBNA Master Credit Card Trust	7.000%	2/15/2012 (1)	400	435
Morgan Stanley Capital I	4.970%	4/14/2040 (1)	1,217	1,217
Morgan Stanley Dean Witter Capital I	5.980%	1/15/2039 (1)	2,500	2,658
Nissan Auto Lease Trust	2.900%	8/15/2007 (1)	1,100	1,087
Nissan Auto Receivables Owner Trust	4.190%	7/15/2009 (1)	200	199
PG&E Energy Recovery Funding LLC	4.140%	9/25/2012 (1)	200	197
PNC Mortgage Acceptance Corp.	7.300%	10/12/2033 (1)	2,000	2,184
PSE&G Transition Funding LLC	6.890%	12/15/2017 (1)	500	574
Salomon Brothers Mortgage Securities VII	4.132%	9/25/2033 (1)	1,038	1,022
USAA Auto Owner Trust	2.930%	7/16/2007 (1)	273	271
Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/2034 (1)	2,000	1,951
World Omni Auto Receivables Trust	3.540%	6/12/2009 (1)	700	691

				35,777

Finance (8.1%)
Banking (3.8%)
Abbey National PLC	7.950%	10/26/2029	150	195
ABN AMRO Bank NV	7.125%	6/18/2007	350	364
AmSouth Bank NA	5.200%	4/1/2015	150	151
Bank of America Corp.	3.375%	2/17/2009	250	240
Bank of America Corp.	4.250%	10/1/2010	150	147
Bank of America Corp.	4.375%	12/1/2010	100	98
Bank of America Corp.	7.400%	1/15/2011	750	838
Bank of America Corp.	6.250%	4/15/2012	350	376
Bank of America Corp.	5.375%	6/15/2014	275	283
Bank of America Corp.	4.750%	8/1/2015	100	98
Bank of America Corp.	5.625%	3/8/2035	75	73
Bank of New York Co., Inc.	3.750%	2/15/2008	250	245
Bank of New York Co., Inc.	4.950%	3/15/2015	200	198
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	175	200
Bank One Corp.	2.625%	6/30/2008	50	48
Bank One Corp.	6.000%	2/17/2009	1,000	1,036
Bank One Corp.	7.875%	8/1/2010	50	56
Bank One Corp.	5.250%	1/30/2013	50	50
BankAmerica Corp.	5.875%	2/15/2009	300	311
Barclays Bank PLC	6.278%	12/29/2049	80	80
BB&T Corp.	6.500%	8/1/2011	125	135
BB&T Corp.	5.200%	12/23/2015	125	126
BB&T Corp.	4.900%	6/30/2017	75	72
BSCH Issuances Ltd.	7.625%	9/14/2010	375	421
Citicorp Capital II	8.015%	2/15/2027	500	538
Citigroup, Inc.	6.500%	2/15/2008	100	104
Citigroup, Inc.	4.250%	7/29/2009	225	222
Citigroup, Inc.	4.125%	2/22/2010	250	244
Citigroup, Inc.	4.625%	8/3/2010	775	770
Citigroup, Inc.	6.500%	1/18/2011	100	108
Citigroup, Inc.	6.000%	2/21/2012	150	159
Citigroup, Inc.	5.625%	8/27/2012	100	104
Citigroup, Inc.	5.125%	5/5/2014	50	51
Citigroup, Inc.	5.000%	9/15/2014	100	100
Citigroup, Inc.	4.700%	5/29/2015	50	49
Citigroup, Inc.	6.625%	6/15/2032	100	115
Citigroup, Inc.	5.875%	2/22/2033	100	104
Citigroup, Inc.	6.000%	10/31/2033	250	265
Credit Suisse First Boston USA, Inc.	5.750%	4/15/2007	700	713
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	325	325
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	250	266
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	400	434
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	150	151
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	150	147
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	150	149
Deutsche Bank Financial LLC	5.375%	3/2/2015	225	231
Fifth Third Bank	4.200%	2/23/2010	100	98
Fifth Third Bank	4.750%	2/1/2015	325	317
First Tennessee Bank	5.050%	1/15/2015	50	49
FirstStar Bank	7.125%	12/1/2009	250	272
Fleet Boston Financial Corp.	3.850%	2/15/2008	300	295
Fleet Capital Trust II	7.920%	12/11/2026	400	428
Golden West Financial Corp.	4.125%	8/15/2007	100	99
HSBC Bank USA	5.875%	11/1/2034	250	258
HSBC Bank USA	5.625%	8/15/2035	250	248
HSBC Holdings PLC	7.500%	7/15/2009	350	383
HSBC Holdings PLC	7.625%	5/17/2032	100	126
HSBC Holdings PLC	7.350%	11/27/2032	100	123
J.P. Morgan, Inc.	6.700%	11/1/2007	460	478
JPMorgan Capital Trust II	7.950%	2/1/2027	50	54
JPMorgan Chase & Co.	3.700%	1/15/2008	400	392
JPMorgan Chase & Co.	3.625%	5/1/2008	330	322
JPMorgan Chase & Co.	4.500%	1/15/2012	100	98
JPMorgan Chase & Co.	6.625%	3/15/2012	50	54
JPMorgan Chase & Co.	5.750%	1/2/2013	50	52
JPMorgan Chase & Co.	5.125%	9/15/2014	625	626
JPMorgan Chase & Co.	4.750%	3/1/2015	50	48
JPMorgan Chase & Co.	5.150%	10/1/2015	250	250
JPMorgan Chase & Co.	5.850%	8/1/2035	275	268
Key Bank NA	5.000%	7/17/2007	200	201
Key Bank NA	4.950%	9/15/2015	150	147
Marshall & Ilsley Bank	4.125%	9/4/2007	50	50
Marshall & Ilsley Bank	4.850%	6/16/2015	275	269
Mellon Bank NA	4.750%	12/15/2014	50	49
Mellon Funding Corp.	5.000%	12/1/2014	300	300
National City Corp.	3.200%	4/1/2008	500	482
NB Capital Trust IV	8.250%	4/15/2027	200	217
North Fork Bancorp	5.875%	8/15/2012	150	158
PNC Bank NA	4.875%	9/21/2017	275	268
PNC Funding Corp.	5.250%	11/15/2015	100	101
Popular North America, Inc.	4.250%	4/1/2008	100	99
Regions Financial Corp.	4.500%	8/8/2008	100	99
Regions Financial Corp.	6.375%	5/15/2012	100	108
Royal Bank of Canada	4.125%	1/26/2010	225	220
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	300	302
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	50	50
Royal Bank of Scotland Group PLC	7.648%	8/29/2049 (2)	450	539
Sanwa Bank Ltd.	8.350%	7/15/2009	100	112
Sanwa Bank Ltd.	7.400%	6/15/2011	200	222
Southtrust Corp.	5.800%	6/15/2014	50	53
Sovereign Bancorp, Inc.	4.800%	9/1/2010 (3)	200	198
Sumitomo Bank International Finance NV	8.500%	6/15/2009	150	168
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	195	227
SunTrust Banks, Inc.	5.000%	9/1/2015	100	99
SunTrust Banks, Inc.	5.450%	12/1/2017	300	306
Swiss Bank Corp.	7.000%	10/15/2015	250	288
Swiss Bank Corp.	7.375%	6/15/2017	100	119
Synovus Financial Corp.	5.125%	6/15/2017	125	122
UFJ Finance Aruba AEC	6.750%	7/15/2013	100	110
Union Planters Corp.	7.750%	3/1/2011	300	341
UnionBanCal Corp.	5.250%	12/16/2013	50	50
US Bancorp	5.100%	7/15/2007	500	505
US Bank NA	2.850%	11/15/2006	100	98
US Bank NA	3.700%	8/1/2007	250	246
US Bank NA	4.950%	10/30/2014	25	25
Wachovia Bank NA	4.875%	2/1/2015	270	266
Wachovia Corp.	3.625%	2/17/2009	400	388
Wachovia Corp.	4.375%	6/1/2010	200	197
Wachovia Corp.	7.800%	8/18/2010	75	85
Wachovia Corp.	4.875%	2/15/2014	50	50
Wachovia Corp.	5.250%	8/1/2014	55	56
Wachovia Corp.	8.000%	12/15/2026 (3)	600	642
Wachovia Corp.	5.500%	8/1/2035	100	98
Washington Mutual Bank	6.875%	6/15/2011	275	301
Washington Mutual Bank	5.500%	1/15/2013	300	307
Washington Mutual Bank	5.650%	8/15/2014	25	26
Washington Mutual Bank	5.125%	1/15/2015	50	50
Washington Mutual, Inc.	4.200%	1/15/2010	150	147
Washington Mutual, Inc.	5.000%	3/22/2012	175	175
Washington Mutual, Inc.	5.250%	9/15/2017	50	49
Wells Fargo & Co.	5.250%	12/1/2007	450	457
Wells Fargo & Co.	4.125%	3/10/2008	900	889
Wells Fargo & Co.	3.125%	4/1/2009	100	95
Wells Fargo & Co.	4.200%	1/15/2010	125	123
Wells Fargo & Co.	4.950%	10/16/2013	350	351
Wells Fargo & Co.	5.125%	9/15/2016	100	100
Wells Fargo & Co.	5.375%	2/7/2035	50	49
World Savings Bank, FSB	4.125%	3/10/2008	200	198
World Savings Bank, FSB	4.125%	12/15/2009	150	147
Zions Bancorp	6.000%	9/15/2015	50	53
Brokerage (1.2%)
Bear Stearns Co., Inc.	7.800%	8/15/2007	700	740
Bear Stearns Co., Inc.	4.000%	1/31/2008	75	74
Bear Stearns Co., Inc.	4.550%	6/23/2010	25	25
Bear Stearns Co., Inc.	5.700%	11/15/2014	150	156
Goldman Sachs Group, Inc.	3.875%	1/15/2009	75	73
Goldman Sachs Group, Inc.	6.650%	5/15/2009	500	532
Goldman Sachs Group, Inc.	7.350%	10/1/2009	300	327
Goldman Sachs Group, Inc.	4.500%	6/15/2010	325	320
Goldman Sachs Group, Inc.	6.600%	1/15/2012	450	488
Goldman Sachs Group, Inc.	5.700%	9/1/2012	150	156
Goldman Sachs Group, Inc.	5.250%	4/1/2013	175	177
Goldman Sachs Group, Inc.	4.750%	7/15/2013	25	24
Goldman Sachs Group, Inc.	5.250%	10/15/2013	250	252
Goldman Sachs Group, Inc.	5.150%	1/15/2014	135	134
Goldman Sachs Group, Inc.	5.125%	1/15/2015	65	65
Goldman Sachs Group, Inc.	6.125%	2/15/2033	125	130
Goldman Sachs Group, Inc.	6.345%	2/15/2034	400	416
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	350	346
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	300	315
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	50	49
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	200	194
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	25	25
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	100	109
Lehman Brothers Holdings, Inc.	4.800%	3/13/2014	425	419
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	535	524
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	190	188
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	50	49
Merrill Lynch & Co., Inc.	3.125%	7/15/2008	50	48
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	50	49
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	100	104
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	30	29
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	200	196
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	270	269
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	100	100
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	25	26
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	300	298
Morgan Stanley Dean Witter	6.875%	3/1/2007	100	103
Morgan Stanley Dean Witter	5.800%	4/1/2007	775	789
Morgan Stanley Dean Witter	6.750%	4/15/2011	250	271
Morgan Stanley Dean Witter	6.600%	4/1/2012	250	272
Morgan Stanley Dean Witter	4.750%	4/1/2014	525	508
Morgan Stanley Dean Witter	7.250%	4/1/2032	150	180
Finance Companies (1.9%)
American Express Centurion Bank	4.375%	7/30/2009	225	223
American Express Credit Corp.	3.000%	5/16/2008	250	240
American General Finance Corp.	5.750%	3/15/2007	300	304
American General Finance Corp.	3.875%	10/1/2009	225	217
American General Finance Corp.	4.875%	5/15/2010	100	100
American General Finance Corp.	4.875%	7/15/2012	25	25
American General Finance Corp.	5.375%	10/1/2012	30	31
Capital One Bank	4.875%	5/15/2008	125	125
Capital One Bank	4.250%	12/1/2008	175	172
Capital One Bank	5.750%	9/15/2010	175	181
Capital One Bank	4.800%	2/21/2012	100	97
Capital One Bank	5.500%	6/1/2015	25	25
Capital One Bank	5.250%	2/21/2017	50	48
CIT Group Co. of Canada	4.650%	7/1/2010 (3)	350	344
CIT Group Co. of Canada	5.200%	6/1/2015 (3)	125	123
CIT Group, Inc.	7.375%	4/2/2007	100	104
CIT Group, Inc.	5.750%	9/25/2007	100	102
CIT Group, Inc.	3.650%	11/23/2007	25	25
CIT Group, Inc.	5.500%	11/30/2007	100	102
CIT Group, Inc.	4.000%	5/8/2008	150	148
CIT Group, Inc.	4.750%	8/15/2008	50	50
CIT Group, Inc.	4.250%	2/1/2010	100	98
CIT Group, Inc.	7.750%	4/2/2012	125	143
CIT Group, Inc.	5.000%	2/1/2015	100	98
Countrywide Home Loan	5.500%	2/1/2007	200	202
Countrywide Home Loan	2.875%	2/15/2007	200	195
Countrywide Home Loan	5.625%	5/15/2007	250	254
Countrywide Home Loan	3.250%	5/21/2008	50	48
Countrywide Home Loan	4.125%	9/15/2009	225	218
General Electric Capital Corp.	5.000%	2/15/2007	75	76
General Electric Capital Corp.	5.375%	3/15/2007	175	177
General Electric Capital Corp.	4.250%	1/15/2008	125	124
General Electric Capital Corp.	4.125%	3/4/2008	200	198
General Electric Capital Corp.	3.500%	5/1/2008	700	683
General Electric Capital Corp.	3.600%	10/15/2008	70	68
General Electric Capital Corp.	3.250%	6/15/2009	575	548
General Electric Capital Corp.	4.625%	9/15/2009	1,375	1,372
General Electric Capital Corp.	6.125%	2/22/2011	575	612
General Electric Capital Corp.	5.875%	2/15/2012	100	106
General Electric Capital Corp.	4.250%	6/15/2012	50	48
General Electric Capital Corp.	4.750%	9/15/2014	100	99
General Electric Capital Corp.	6.750%	3/15/2032	550	647
Household Finance Corp.	4.625%	1/15/2008	300	300
Household Finance Corp.	6.400%	6/17/2008	225	235
Household Finance Corp.	4.750%	5/15/2009	775	774
Household Finance Corp.	6.375%	10/15/2011	275	294
Household Finance Corp.	7.000%	5/15/2012	350	388
HSBC Finance Corp.	4.125%	3/11/2008	50	49
HSBC Finance Corp.	4.625%	9/15/2010	125	123
HSBC Finance Corp.	6.750%	5/15/2011	125	135
HSBC Finance Corp.	5.250%	4/15/2015	50	50
International Lease Finance Corp.	3.125%	5/3/2007	75	73
International Lease Finance Corp.	5.625%	6/1/2007	200	203
International Lease Finance Corp.	4.500%	5/1/2008	250	248
International Lease Finance Corp.	4.875%	9/1/2010	300	299
International Lease Finance Corp.	5.000%	9/15/2012	100	99
iStar Financial Inc.	5.150%	3/1/2012	250	245
MBNA America Bank NA	5.375%	1/15/2008	500	508
MBNA Corp.	6.125%	3/1/2013	125	134
Residential Capital Corp.	6.375%	6/30/2010 (3)	200	202
Residential Capital Corp.	6.875%	6/30/2015 (3)	50	52
SLM Corp.	5.625%	4/10/2007	475	483
SLM Corp.	4.500%	7/26/2010	50	49
SLM Corp.	5.050%	11/14/2014	450	451
SLM Corp.	5.625%	8/1/2033	75	78
Insurance (0.7%)
ACE Ltd.	6.000%	4/1/2007	100	102
AEGON NV	4.750%	6/1/2013	100	98
Allstate Corp.	5.375%	12/1/2006	250	252
Allstate Corp.	5.000%	8/15/2014	200	198
Allstate Corp.	6.125%	12/15/2032	100	104
Allstate Corp.	5.550%	5/9/2035	125	120
American General Capital II	8.500%	7/1/2030	100	134
American International Group, Inc.	2.875%	5/15/2008 (2)	125	120
American International Group, Inc.	4.700%	10/1/2010 (3)	100	99
American International Group, Inc.	5.050%	10/1/2015 (3)	100	99
Arch Capital Group Ltd.	7.350%	5/1/2034	75	80
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	75	75
Assurant, Inc.	5.625%	2/15/2014	25	25
Assurant, Inc.	6.750%	2/15/2034	50	54
AXA Financial, Inc.	7.750%	8/1/2010	100	112
AXA SA	8.600%	12/15/2030	50	66
Axis Capital Holdings	5.750%	12/1/2014	50	50
Cincinnati Financial Corp.	6.125%	11/1/2034	75	78
CNA Financial Corp.	5.850%	12/15/2014	100	99
Commerce Group, Inc.	5.950%	12/9/2013	50	51
Fund American Cos., Inc.	5.875%	5/15/2013	75	75
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	100	103
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	50	52
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	50	56
Genworth Financial, Inc.	4.750%	6/15/2009	75	75
Genworth Financial, Inc.	5.750%	6/15/2014	50	52
Genworth Financial, Inc.	6.500%	6/15/2034	50	56
Hartford Life, Inc.	7.375%	3/1/2031	200	244
ING USA Global	4.500%	10/1/2010	250	247
Lincoln National Corp.	6.200%	12/15/2011	100	107
Loews Corp.	6.000%	2/1/2035	50	47
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	50	50
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	175	180
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	25	25
MetLife, Inc.	5.250%	12/1/2006	250	252
MetLife, Inc.	5.000%	11/24/2013	50	50
MetLife, Inc.	5.000%	6/15/2015	125	124
MetLife, Inc.	6.500%	12/15/2032	75	83
MetLife, Inc.	6.375%	6/15/2034	100	109
MetLife, Inc.	5.700%	6/15/2035	100	99
Nationwide Life Global Funding	5.350%	2/15/2007 (3)	150	152
Principal Life Inc. Funding	5.100%	4/15/2014	100	100
Protective Life Secured Trust	3.700%	11/24/2008	175	170
Prudential Financial, Inc.	4.500%	7/15/2013	100	96
Prudential Financial, Inc.	5.100%	9/20/2014	75	75
Prudential Financial, Inc.	5.750%	7/15/2033	50	50
Prudential Financial, Inc.	5.400%	6/13/2035	100	95
St. Paul Cos., Inc.	5.750%	3/15/2007	225	228
Travelers Property Casualty Corp.	3.750%	3/15/2008	100	98
Willis Group Holdings Ltd.	5.625%	7/15/2015	100	99
XL Capital Ltd.	5.250%	9/15/2014	125	121
XL Capital Ltd.	6.375%	11/15/2024	75	75
Real Estate Investment Trusts (0.4%)
Archstone-Smith Trust	5.250%	5/1/2015	100	100
Arden Realty LP	5.250%	3/1/2015	25	24
Boston Properties, Inc.	5.625%	4/15/2015	125	128
Brandywine Realty Trust	4.500%	11/1/2009	100	97
Brandywine Realty Trust	5.400%	11/1/2014	100	99
Colonial Realty LP	5.500%	10/1/2015	50	49
EOP Operating LP	6.750%	2/15/2008	75	78
EOP Operating LP	4.650%	10/1/2010	400	394
EOP Operating LP	7.000%	7/15/2011	100	109
EOP Operating LP	6.750%	2/15/2012	50	54
EOP Operating LP	5.875%	1/15/2013	150	156
ERP Operating LP	6.625%	3/15/2012	250	270
ERP Operating LP	5.250%	9/15/2014	50	50
ERP Operating LP	5.125%	3/15/2016	50	49
Health Care Property Investment, Inc.	6.450%	6/25/2012	250	265
HealthCare Realty Trust	5.125%	4/1/2014	75	72
Hospitality Properties	5.125%	2/15/2015	50	48
HRPT Properties Trust	6.250%	8/15/2016	150	158
Liberty Property LP	5.125%	3/2/2015	150	147
ProLogis	5.500%	3/1/2013	75	77
Regency Centers LP	6.750%	1/15/2012	200	216
Regency Centers LP	5.250%	8/1/2015 (3)	25	25
Simon Property Group Inc.	6.375%	11/15/2007	375	387
Simon Property Group Inc.	4.875%	8/15/2010	75	75
Simon Property Group Inc.	5.100%	6/15/2015	100	98
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/2007	50	49
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	75	73
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	100	98
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	100	98
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	100	100
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	50	49
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	150	148
J. Paul Getty Trust	5.875%	10/1/2033	75	79

				61,976

Industrial (9.9%)
Basic Industry (0.7%)
Alcan, Inc.	4.500%	5/15/2013	100	96
Alcan, Inc.	5.200%	1/15/2014	125	124
Alcan, Inc.	5.000%	6/1/2015	50	49
Alcoa, Inc.	4.250%	8/15/2007	350	348
Alcoa, Inc.	7.375%	8/1/2010	100	111
Barrick Gold Finance Inc.	4.875%	11/15/2014	75	74
BHP Billiton Finance BV	4.800%	4/15/2013	50	50
BHP Finance USA Ltd.	8.500%	12/1/2012	200	244
Celulosa Arauco Constitution SA	5.625%	4/20/2015 (3)	250	248
Dow Chemical Co.	5.000%	11/15/2007	500	504
Dow Chemical Co.	7.375%	11/1/2029	25	30
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	200	216
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	225	220
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	100	117
Falconbridge Ltd.	7.350%	6/5/2012	75	83
ICI Wilmington	4.375%	12/1/2008	100	98
Inco Ltd.	7.750%	5/15/2012	125	142
Inco Ltd.	5.700%	10/15/2015	100	102
International Paper Co.	4.250%	1/15/2009	100	98
International Paper Co.	6.750%	9/1/2011	335	361
Lubrizol Corp.	5.500%	10/1/2014	250	251
MeadWestvaco Corp.	6.850%	4/1/2012	150	163
Newmont Mining	5.875%	4/1/2035	100	98
Noranda, Inc.	7.250%	7/15/2012	50	55
Noranda, Inc.	5.500%	6/15/2017	200	194
Placer Dome, Inc.	6.450%	10/15/2035	75	79
Potash Corp. of Saskatchewan	7.750%	5/31/2011	300	341
Praxair, Inc.	3.950%	6/1/2013	200	188
Rohm & Haas Co.	7.850%	7/15/2029	100	130
Teck Cominco Ltd.	6.125%	10/1/2035	150	147
Vale Overseas Ltd.	8.250%	1/17/2034	75	85
Westvaco Corp.	8.200%	1/15/2030	25	31
Weyerhaeuser Co.	6.750%	3/15/2012	475	513
Weyerhaeuser Co.	7.375%	3/15/2032	50	57
Capital Goods (1.1%)
Bemis Co. Inc.	4.875%	4/1/2012	150	148
Boeing Capital Corp.	7.375%	9/27/2010	350	391
Boeing Capital Corp.	5.800%	1/15/2013	250	265
Caterpillar Financial Services Corp.	2.700%	7/15/2008	150	143
Caterpillar Financial Services Corp.	4.500%	9/1/2008	100	100
Caterpillar Financial Services Corp.	4.150%	1/15/2010	250	245
Caterpillar Financial Services Corp.	4.750%	2/17/2015	150	148
Caterpillar, Inc.	7.300%	5/1/2031	100	127
Caterpillar, Inc.	7.375%	3/1/2097	175	222
CRH America Inc.	6.950%	3/15/2012	300	330
Deere & Co.	6.950%	4/25/2014	200	229
Emerson Electric Co.	7.125%	8/15/2010	50	55
Emerson Electric Co.	4.625%	10/15/2012	300	298
General Dynamics Corp.	3.000%	5/15/2008	200	192
General Dynamics Corp.	4.250%	5/15/2013	75	72
General Electric Co.	5.000%	2/1/2013	450	454
Hanson PLC	7.875%	9/27/2010	75	84
Hanson PLC	5.250%	3/15/2013	100	100
Honeywell International, Inc.	6.125%	11/1/2011	100	107
Ingersoll-Rand Co.	4.750%	5/15/2015	225	221
John Deere Capital Corp.	3.875%	3/7/2007	100	99
John Deere Capital Corp.	4.500%	8/25/2008	500	498
John Deere Capital Corp.	7.000%	3/15/2012	25	28
Lockheed Martin Corp.	8.500%	12/1/2029	250	346
Masco Corp.	5.875%	7/15/2012	100	105
Masco Corp.	4.800%	6/15/2015	75	72
Northrop Grumman Corp.	7.125%	2/15/2011	100	110
Northrop Grumman Corp.	7.750%	2/15/2031	125	161
Raytheon Co.	8.300%	3/1/2010	200	226
Raytheon Co.	5.500%	11/15/2012	175	180
Raytheon Co.	5.375%	4/1/2013	100	102
Raytheon Co.	7.200%	8/15/2027	100	119
Republic Services, Inc.	6.086%	3/15/2035	75	77
Textron Financial Corp.	4.600%	5/3/2010	150	149
Textron, Inc.	6.500%	6/1/2012	225	245
The Boeing Co.	6.625%	2/15/2038	150	173
TRW, Inc.	7.750%	6/1/2029	100	128
Tyco International Group SA	6.750%	2/15/2011	125	135
Tyco International Group SA	6.375%	10/15/2011	125	133
Tyco International Group SA	6.000%	11/15/2013	25	26
Tyco International Group SA	7.000%	6/15/2028	450	520
United Technologies Corp.	4.875%	11/1/2006	200	200
United Technologies Corp.	4.375%	5/1/2010	100	99
United Technologies Corp.	4.875%	5/1/2015	125	125
United Technologies Corp.	6.700%	8/1/2028	100	117
United Technologies Corp.	7.500%	9/15/2029	125	159
United Technologies Corp.	5.400%	5/1/2035	50	50
USA Waste Services, Inc.	7.000%	7/15/2028	125	140
Waste Management, Inc.	5.000%	3/15/2014	75	74
Waste Management, Inc.	7.750%	5/15/2032	175	216
Communication (2.6%)
Alltel Corp.	7.000%	7/1/2012	250	279
America Movil SA de C.V	4.125%	3/1/2009	125	122
America Movil SA de C.V	5.500%	3/1/2014	50	50
America Movil SA de C.V	5.750%	1/15/2015	100	101
America Movil SA de C.V	6.375%	3/1/2035	125	121
Ameritech Capital Funding	6.150%	1/15/2008	275	284
AT&T Wireless Services, Inc.	7.875%	3/1/2011	300	340
AT&T Wireless Services, Inc.	8.125%	5/1/2012	250	293
AT&T Wireless Services, Inc.	8.750%	3/1/2031	175	235
BellSouth Capital Funding	7.875%	2/15/2030	400	496
BellSouth Corp.	4.200%	9/15/2009	225	221
BellSouth Corp.	4.750%	11/15/2012	125	123
BellSouth Corp.	5.200%	9/15/2014	175	176
BellSouth Corp.	6.550%	6/15/2034	225	242
BellSouth Corp.	6.000%	11/15/2034	125	125
British Sky Broadcasting Corp.	7.300%	10/15/2006	50	51
British Sky Broadcasting Corp.	6.875%	2/23/2009	50	53
British Sky Broadcasting Corp.	8.200%	7/15/2009	50	55
British Telecommunications PLC	8.375%	12/15/2010 (2)	325	375
British Telecommunications PLC	8.875%	12/15/2030 (2)	200	271
CenturyTel, Inc.	5.000%	2/15/2015	50	47
Cingular Wireless	7.125%	12/15/2031	150	171
Clear Channel Communications, Inc.	7.650%	9/15/2010	250	271
Clear Channel Communications, Inc.	5.000%	3/15/2012	225	215
Clear Channel Communications, Inc.	5.500%	9/15/2014	50	48
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	150	177
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	139	186
Comcast Cable Communications, Inc.	8.375%	5/1/2007	750	792
Comcast Cable Communications, Inc.	6.875%	6/15/2009	200	213
Comcast Cable Communications, Inc.	8.875%	5/1/2017	350	445
Comcast Corp.	5.650%	6/15/2035	25	23
Cox Communications, Inc.	4.625%	1/15/2010	225	220
Cox Communications, Inc.	7.750%	11/1/2010	175	194
Cox Communications, Inc.	5.450%	12/15/2014	250	248
Cox Communications, Inc.	5.500%	10/1/2015	125	124
Deutsche Telekom International Finance	3.875%	7/22/2008	100	98
Deutsche Telekom International Finance	8.500%	6/15/2010 (2)	525	593
Deutsche Telekom International Finance	8.750%	6/15/2030 (2)	375	484
France Telecom	7.750%	3/1/2011 (2)	200	227
France Telecom	8.500%	3/1/2031 (2)	425	565
Gannett Co., Inc.	6.375%	4/1/2012	150	162
Grupo Televisa SA	6.625%	3/18/2025	100	101
Koninklijke KPN NV	8.000%	10/1/2010	175	197
News America Holdings, Inc.	9.250%	2/1/2013	200	248
News America Holdings, Inc.	8.150%	10/17/2036	175	213
News America Inc.	5.300%	12/15/2014	200	199
News America Inc.	6.200%	12/15/2034	25	25
Nextel Communications	6.875%	10/31/2013	150	159
Nextel Communications	5.950%	3/15/2014	105	108
Nextel Communications	7.375%	8/1/2015	180	193
Pacific Bell	7.125%	3/15/2026	50	56
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	50	48
R.R. Donnelley & Sons Co.	4.950%	5/15/2010 (3)	50	49
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	50	48
Reed Elsevier Capital	4.625%	6/15/2012	25	24
SBC Communications, Inc.	7.500%	5/1/2007	50	52
SBC Communications, Inc.	4.125%	9/15/2009	200	195
SBC Communications, Inc.	5.875%	2/1/2012	265	278
SBC Communications, Inc.	5.875%	8/15/2012	185	193
SBC Communications, Inc.	5.100%	9/15/2014	275	273
SBC Communications, Inc.	6.150%	9/15/2034	25	26
Sprint Capital Corp.	6.000%	1/15/2007	250	254
Sprint Capital Corp.	6.125%	11/15/2008	400	416
Sprint Capital Corp.	7.625%	1/30/2011	50	56
Sprint Capital Corp.	6.875%	11/15/2028	200	221
Sprint Capital Corp.	8.750%	3/15/2032	350	469
Telecom Italia Capital	4.000%	11/15/2008	135	132
Telecom Italia Capital	4.000%	1/15/2010 (3)	190	183
Telecom Italia Capital	4.875%	10/1/2010	100	99
Telecom Italia Capital	5.250%	11/15/2013	225	223
Telecom Italia Capital	4.950%	9/30/2014 (3)	125	121
Telecom Italia Capital	5.250%	10/1/2015	225	221
Telecom Italia Capital	6.375%	11/15/2033	50	51
Telecom Italia Capital	6.000%	9/30/2034 (3)	75	73
Telefonica Europe BV	7.750%	9/15/2010	125	141
Telefonica Europe BV	8.250%	9/15/2030	200	265
Telefonos de Mexico SA	4.750%	1/27/2010	125	125
Telefonos de Mexico SA	5.500%	1/27/2015	125	124
Telus Corp.	7.500%	6/1/2007	300	313
Telus Corp.	8.000%	6/1/2011	125	143
Thomson Corp.	5.750%	2/1/2008	100	102
Thomson Corp.	5.500%	8/15/2035	200	197
Time Warner Entertainment	7.250%	9/1/2008	50	53
Time Warner Entertainment	8.375%	3/15/2023	175	212
Univision Communications, Inc.	2.875%	10/15/2006	50	49
Univision Communications, Inc.	7.850%	7/15/2011	175	196
US Cellular	6.700%	12/15/2033	75	76
Verizon Global Funding Corp.	4.000%	1/15/2008	200	197
Verizon Global Funding Corp.	7.250%	12/1/2010	300	331
Verizon Global Funding Corp.	6.875%	6/15/2012	900	993
Verizon New England, Inc.	6.500%	9/15/2011	200	213
Verizon New Jersey, Inc.	5.875%	1/17/2012	100	104
Verizon New York, Inc.	6.875%	4/1/2012	75	80
Verizon Virginia Inc.	4.625%	3/15/2013	100	95
Verizon Wireless Capital	5.375%	12/15/2006	175	177
Vodafone AirTouch PLC	7.750%	2/15/2010	50	56
Vodafone AirTouch PLC	7.875%	2/15/2030	100	127
Vodafone Group PLC	3.950%	1/30/2008	200	197
Vodafone Group PLC	5.000%	12/16/2013	350	350
Vodafone Group PLC	5.000%	9/15/2015	200	198
WPP Finance USA Corp.	5.875%	6/15/2014	75	78
Consumer Cyclical (1.8%)
Brinker International	5.750%	6/1/2014	50	52
Cendant Corp.	7.375%	1/15/2013	300	327
Centex Corp.	5.450%	8/15/2012	75	75
Centex Corp.	5.125%	10/1/2013	50	48
Centex Corp.	5.250%	6/15/2015	300	288
Chrysler Corp.	7.450%	3/1/2027	50	54
Costco Wholesale Corp.	5.500%	3/15/2007	75	76
CVS Corp.	4.000%	9/15/2009	75	73
CVS Corp.	4.875%	9/15/2014	75	73
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	100	100
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	250	244
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	25	27
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	175	172
DaimlerChrysler North America Holding Corp.	7.750%	1/18/2011	250	276
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	625	682
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	75	79
Federated Department Stores, Inc.	6.625%	4/1/2011	200	215
Federated Department Stores, Inc.	6.790%	7/15/2027	50	53
Ford Motor Credit Co.	6.500%	1/25/2007	1,000	1,003
Ford Motor Credit Co.	7.750%	2/15/2007	175	177
Ford Motor Credit Co.	7.375%	10/28/2009	25	24
Ford Motor Credit Co.	7.875%	6/15/2010	750	733
Ford Motor Credit Co.	7.375%	2/1/2011	700	672
Ford Motor Credit Co.	7.000%	10/1/2013	175	162
Harrah's Operating Co., Inc.	7.125%	6/1/2007	100	103
Harrah's Operating Co., Inc.	5.375%	12/15/2013	250	247
Harrah's Operating Co., Inc.	5.625%	6/1/2015 (3)	200	197
Harrah's Operating Co., Inc.	5.750%	10/1/2017 (3)	125	123
Home Depot Inc.	3.750%	9/15/2009	225	218
Home Depot Inc.	4.625%	8/15/2010	150	150
Kohl's Corp.	6.000%	1/15/2033	100	100
Lennar Corp.	5.600%	5/31/2015 (3)	200	197
Lowe's Cos., Inc.	6.875%	2/15/2028	25	30
Lowe's Cos., Inc.	6.500%	3/15/2029	200	226
Marriott International	4.625%	6/15/2012	100	97
May Department Stores Co.	5.750%	7/15/2014	50	51
May Department Stores Co.	9.750%	2/15/2021 (1)	78	96
May Department Stores Co.	6.650%	7/15/2024	75	78
May Department Stores Co.	6.700%	7/15/2034	50	52
Pulte Homes, Inc.	4.875%	7/15/2009	175	173
Pulte Homes, Inc.	5.250%	1/15/2014	75	72
Pulte Homes, Inc.	7.875%	6/15/2032	25	28
Pulte Homes, Inc.	6.000%	2/15/2035	50	45
Target Corp.	5.400%	10/1/2008	250	256
Target Corp.	5.375%	6/15/2009	125	128
Target Corp.	7.500%	8/15/2010	75	84
Target Corp.	5.875%	3/1/2012	200	212
Target Corp.	7.000%	7/15/2031	25	30
Target Corp.	6.350%	11/1/2032	75	85
The Walt Disney Co.	5.375%	6/1/2007	400	405
The Walt Disney Co.	6.375%	3/1/2012	150	161
Time Warner, Inc.	8.180%	8/15/2007	450	477
Time Warner, Inc.	6.875%	5/1/2012	75	82
Time Warner, Inc.	9.150%	2/1/2023	195	252
Time Warner, Inc.	6.625%	5/15/2029	175	183
Time Warner, Inc.	7.625%	4/15/2031	150	176
Time Warner, Inc.	7.700%	5/1/2032	225	267
Toll Brothers, Inc.	5.150%	5/15/2015 (3)	100	95
Toyota Motor Credit Corp.	4.250%	3/15/2010	525	518
Viacom Inc.	7.700%	7/30/2010	125	138
Viacom Inc.	6.625%	5/15/2011	375	399
Wal-Mart Stores, Inc.	4.375%	7/12/2007	275	275
Wal-Mart Stores, Inc.	3.375%	10/1/2008	475	460
Wal-Mart Stores, Inc.	6.875%	8/10/2009	250	269
Wal-Mart Stores, Inc.	4.000%	1/15/2010	100	97
Wal-Mart Stores, Inc.	4.125%	7/1/2010	50	49
Wal-Mart Stores, Inc.	4.750%	8/15/2010	150	150
Wal-Mart Stores, Inc.	4.125%	2/15/2011	50	49
Wal-Mart Stores, Inc.	4.550%	5/1/2013	200	197
Wal-Mart Stores, Inc.	4.500%	7/1/2015	50	48
Wal-Mart Stores, Inc.	7.550%	2/15/2030	100	127
Wal-Mart Stores, Inc.	5.250%	9/1/2035	75	73
Yum! Brands, Inc.	8.875%	4/15/2011	100	118
Yum! Brands, Inc.	7.700%	7/1/2012	50	57
Consumer Noncyclical (1.9%)
Abbott Laboratories	3.500%	2/17/2009	125	121
Aetna, Inc.	7.875%	3/1/2011	100	114
Albertson's, Inc.	7.500%	2/15/2011	100	99
Albertson's, Inc.	7.450%	8/1/2029	150	129
Albertson's, Inc.	8.000%	5/1/2031	100	91
Altria Group, Inc.	5.625%	11/4/2008	125	128
Altria Group, Inc.	7.000%	11/4/2013	50	55
Amgen Inc.	4.000%	11/18/2009	175	171
Amgen Inc.	4.850%	11/18/2014	100	100
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	250	265
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	150	159
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	75	90
Archer-Daniels-Midland Co.	7.500%	3/15/2027	200	247
Archer-Daniels-Midland Co.	5.375%	9/15/2035	100	97
AstraZeneca PLC	5.400%	6/1/2014	75	78
Baxter International, Inc.	4.750%	10/15/2010 (3)	175	174
Boston Scientific	5.450%	6/15/2014	225	229
Bottling Group LLC	4.625%	11/15/2012	200	198
Bristol-Myers Squibb Co.	7.150%	6/15/2023	300	362
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	100	99
Bunge Ltd. Finance Corp.	5.100%	7/15/2015 (3)	75	74
Campbell Soup Co.	5.500%	3/15/2007	100	101
Campbell Soup Co.	6.750%	2/15/2011	100	109
Cardinal Health, Inc.	4.000%	6/15/2015	50	45
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	100	125
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	100	119
CIGNA Corp.	7.875%	5/15/2027	200	246
Clorox Co.	4.200%	1/15/2010	175	172
Clorox Co.	5.000%	1/15/2015	50	50
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	150	155
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	100	107
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	50	66
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	200	253
Coca-Cola HBC Finance	5.125%	9/17/2013	100	101
ConAgra Foods, Inc.	7.875%	9/15/2010	500	558
Eli Lilly & Co.	6.000%	3/15/2012	50	53
Genentech Inc.	4.400%	7/15/2010 (3)	75	74
Genentech Inc.	4.750%	7/15/2015 (3)	25	25
Genentech Inc.	5.250%	7/15/2035 (3)	75	73
General Mills, Inc.	2.625%	10/24/2006	350	343
General Mills, Inc.	5.125%	2/15/2007	100	101
General Mills, Inc.	6.000%	2/15/2012	33	35
Gillette Co.	3.800%	9/15/2009	100	97
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	150	145
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	75	72
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	400	482
H.J. Heinz Co.	6.750%	3/15/2032 (2)	225	254
Hospira, Inc.	4.950%	6/15/2009	75	75
Hospira, Inc.	5.900%	6/15/2014	75	78
Johnson & Johnson	3.800%	5/15/2013	75	71
Johnson & Johnson	4.950%	5/15/2033	75	73
Kellogg Co.	2.875%	6/1/2008	250	239
Kellogg Co.	6.600%	4/1/2011	175	190
Kimberly-Clark Corp.	4.875%	8/15/2015	200	201
Kimberly-Clark Corp.	6.250%	7/15/2018	50	56
Kraft Foods, Inc.	4.625%	11/1/2006	400	400
Kraft Foods, Inc.	4.125%	11/12/2009	200	195
Kraft Foods, Inc.	5.625%	11/1/2011	50	52
Kraft Foods, Inc.	6.250%	6/1/2012	100	107
Kraft Foods, Inc.	5.250%	10/1/2013	25	25
Kraft Foods, Inc.	6.500%	11/1/2031	200	222
Kroger Co.	7.800%	8/15/2007	25	26
Kroger Co.	6.800%	4/1/2011	25	27
Kroger Co.	6.750%	4/15/2012	175	188
Kroger Co.	6.200%	6/15/2012	250	262
Kroger Co.	8.000%	9/15/2029	125	146
Medtronic Inc.	4.375%	9/15/2010 (3)	75	74
Medtronic Inc.	4.750%	9/15/2015 (3)	100	99
Merck & Co.	4.375%	2/15/2013	75	71
Merck & Co.	4.750%	3/1/2015	50	48
Merck & Co.	6.400%	3/1/2028	50	54
Molson Coors	4.850%	9/22/2010 (3)	50	50
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	125	151
PepsiAmericas Inc.	5.000%	5/15/2017	100	99
Pfizer, Inc.	4.500%	2/15/2014	325	320
Philip Morris Cos., Inc.	7.650%	7/1/2008	50	54
Philip Morris Cos., Inc.	7.750%	1/15/2027	175	205
Procter & Gamble Co.	6.875%	9/15/2009	100	108
Procter & Gamble Co.	4.950%	8/15/2014	50	51
Procter & Gamble Co.	5.500%	2/1/2034	25	25
Procter & Gamble Co. ESOP	9.360%	1/1/2021 (1)	500	657
Safeway, Inc.	6.500%	3/1/2011	200	209
Safeway, Inc.	7.250%	2/1/2031	50	53
Schering-Plough Corp.	5.550%	12/1/2013 (2)	100	103
Schering-Plough Corp.	6.750%	12/1/2033 (2)	75	86
Sysco Corp.	5.375%	9/21/2035	100	100
Tyson Foods, Inc.	7.250%	10/1/2006	100	102
Tyson Foods, Inc.	8.250%	10/1/2011	100	116
Unilever Capital Corp.	7.125%	11/1/2010	350	387
Unilever Capital Corp.	5.900%	11/15/2032	50	53
UnitedHealth Group, Inc.	5.200%	1/17/2007	200	202
UnitedHealth Group, Inc.	4.125%	8/15/2009	50	49
UnitedHealth Group, Inc.	5.000%	8/15/2014	75	75
UnitedHealth Group, Inc.	4.875%	3/15/2015	50	50
WellPoint, Inc.	3.750%	12/14/2007	25	24
WellPoint, Inc.	4.250%	12/15/2009	50	49
WellPoint, Inc.	6.375%	1/15/2012	100	108
WellPoint, Inc.	6.800%	8/1/2012	150	166
WellPoint, Inc.	5.000%	12/15/2014	25	25
WellPoint, Inc.	5.950%	12/15/2034	75	79
Wrigley Co.	4.300%	7/15/2010	125	123
Wrigley Co.	4.650%	7/15/2015	125	123
Wyeth	4.375%	3/1/2008 (2)	250	248
Wyeth	5.500%	3/15/2013 (2)	275	282
Wyeth	5.500%	2/1/2014	50	51
Wyeth	6.450%	2/1/2024	100	110
Wyeth	6.500%	2/1/2034	100	112
Energy (0.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	125	154
Amerada Hess Corp.	6.650%	8/15/2011	100	108
Amerada Hess Corp.	7.875%	10/1/2029	150	183
Anadarko Finance Co.	6.750%	5/1/2011	25	27
Anadarko Finance Co.	7.500%	5/1/2031	325	401
Baker Hughes, Inc.	6.875%	1/15/2029	100	121
BP Capital Markets PLC	2.750%	12/29/2006	125	123
BP Capital Markets PLC	2.625%	3/15/2007	225	220
Burlington Resources, Inc.	6.680%	2/15/2011	50	54
Burlington Resources, Inc.	7.200%	8/15/2031	50	61
Burlington Resources, Inc.	7.400%	12/1/2031	175	217
Canadian Natural Resources	7.200%	1/15/2032	125	146
ChevronTexaco Capital Co.	3.500%	9/17/2007	250	245
Conoco Funding Co.	5.450%	10/15/2006	250	252
Conoco Funding Co.	6.350%	10/15/2011	250	272
Conoco Funding Co.	7.250%	10/15/2031	75	95
Conoco, Inc.	6.950%	4/15/2029	100	122
Devon Financing Corp.	7.875%	9/30/2031	225	283
Diamond Offshore Drilling	4.875%	7/1/2015 (3)	25	24
Encana Corp.	4.600%	8/15/2009	100	99
Encana Corp.	4.750%	10/15/2013	25	25
Encana Holdings Finance Corp.	5.800%	5/1/2014	100	105
Halliburton Co.	5.500%	10/15/2010	75	77
Husky Energy Inc.	6.150%	6/15/2019	100	105
Marathon Oil Corp.	6.125%	3/15/2012	100	107
Marathon Oil Corp.	6.800%	3/15/2032	50	58
Nexen, Inc.	5.050%	11/20/2013	50	49
Nexen, Inc.	7.875%	3/15/2032	50	62
Norsk Hydro	7.250%	9/23/2027	150	185
Occidental Petroleum	6.750%	1/15/2012	250	279
Occidental Petroleum	7.200%	4/1/2028	150	184
Ocean Energy, Inc.	4.375%	10/1/2007	100	99
Ocean Energy, Inc.	7.250%	10/1/2011	75	83
Petro-Canada	7.875%	6/15/2026	25	31
Petro-Canada	7.000%	11/15/2028	100	113
Petro-Canada	5.350%	7/15/2033	150	137
Petro-Canada	5.950%	5/15/2035	125	125
PF Export Receivables Master Trust	6.600%	12/1/2011 (1)(3)	457	487
Phillips Petroleum Co.	8.750%	5/25/2010	450	525
Sunoco, Inc.	4.875%	10/15/2014	50	49
Talisman Energy, Inc.	5.125%	5/15/2015	50	50
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	175	219
Valero Energy Corp.	7.500%	4/15/2032	75	90
XTO Energy, Inc.	5.000%	1/31/2015	50	49
XTO Energy, Inc.	5.300%	6/30/2015	100	100
Technology (0.4%)
Affiliated Computer Services	5.200%	6/1/2015	50	49
Computer Associates Inc.	4.750%	12/1/2009 (3)	125	123
Deluxe Corp.	3.500%	10/1/2007	50	48
Electronic Data Systems	7.125%	10/15/2009	50	54
Electronic Data Systems	6.500%	8/1/2013 (2)	175	179
Electronic Data Systems	7.450%	10/15/2029	25	26
First Data Corp.	4.500%	6/15/2010	75	74
First Data Corp.	5.625%	11/1/2011	300	313
First Data Corp.	4.850%	10/1/2014	100	99
First Data Corp.	4.950%	6/15/2015	50	50
Harris Corp.	5.000%	10/1/2015	125	123
Hewlett-Packard Co.	3.625%	3/15/2008	400	391
International Business Machines Corp.	6.450%	8/1/2007	500	517
International Business Machines Corp.	5.375%	2/1/2009	25	26
International Business Machines Corp.	4.375%	6/1/2009	150	149
International Business Machines Corp.	6.220%	8/1/2027	75	82
International Business Machines Corp.	7.125%	12/1/2096	250	304
Motorola, Inc.	7.625%	11/15/2010	44	50
Motorola, Inc.	8.000%	11/1/2011	50	58
Motorola, Inc.	7.500%	5/15/2025	75	91
Motorola, Inc.	6.500%	9/1/2025	125	136
Pitney Bowes, Inc.	4.875%	8/15/2014	200	200
Pitney Bowes, Inc.	4.750%	1/15/2016	100	98
Science Applications International Corp.	6.250%	7/1/2012	25	27
Science Applications International Corp.	5.500%	7/1/2033	25	24
Transportation (0.5%)
American Airlines, Inc. Pass-Through Certificates	6.855%	4/15/2009 (1)	143	145
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	50	51
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	400	418
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	25	27
Canadian National Railway Co.	6.800%	7/15/2018	250	289
Canadian Pacific Rail	6.250%	10/15/2011	175	188
CNF, Inc.	6.700%	5/1/2034	75	78
Continental Airlines Enhanced Equipment Trust Certificates	6.563%	2/15/2012	200	208
Continental Airlines Enhanced Equipment Trust Certificates	6.648%	9/15/2017 (1)	33	32
CSX Corp.	6.300%	3/15/2012	250	268
ERAC USA Finance Co.	7.350%	6/15/2008 (3)	150	159
FedEx Corp.	2.650%	4/1/2007	75	73
Hertz Corp.	6.350%	6/15/2010	50	48
Hertz Corp.	7.625%	6/1/2012	300	290
Norfolk Southern Corp.	6.200%	4/15/2009	75	78
Norfolk Southern Corp.	7.700%	5/15/2017	450	545
Norfolk Southern Corp.	7.900%	5/15/2097	50	65
Southwest Airlines Co.	6.500%	3/1/2012	250	265
Union Pacific Corp.	6.125%	1/15/2012	25	27
Union Pacific Corp.	6.500%	4/15/2012	200	217
Union Pacific Corp.	7.125%	2/1/2028	150	178
Union Pacific Corp.	6.625%	2/1/2029	100	112
Other (0.0%)
Black & Decker Corp.	4.750%	11/1/2014	175	170
Hughes Supply Inc.	5.500%	10/15/2014	100	98
Rockwell International Corp.	6.700%	1/15/2028	50	58

				76,990

Utilities (1.8%)
Electric (1.4%)
AEP Texas Central Co.	6.650%	2/15/2033	300	333
Alabama Power Co.	3.500%	11/15/2007	275	269
Alabama Power Co.	5.500%	10/15/2017	100	104
American Electric Power Co., Inc.	5.375%	3/15/2010	150	153
Arizona Public Service Co.	5.800%	6/30/2014	175	183
Arizona Public Service Co.	4.650%	5/15/2015	25	24
Boston Edison Co.	4.875%	4/15/2014	50	50
CenterPoint Energy Houston	5.700%	3/15/2013	300	311
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	75	78
Commonwealth Edison Co.	6.150%	3/15/2012	150	157
Consolidated Edison, Inc.	5.300%	3/1/2035	100	98
Constellation Energy Group, Inc.	6.125%	9/1/2009	200	207
Constellation Energy Group, Inc.	7.000%	4/1/2012	200	219
Consumers Energy Co.	4.250%	4/15/2008	75	74
Consumers Energy Co.	4.800%	2/17/2009	150	149
Consumers Energy Co.	5.375%	4/15/2013	75	76
Dominion Resources, Inc.	5.150%	7/15/2015	275	269
Dominion Resources, Inc.	6.300%	3/15/2033	250	259
Dominion Resources, Inc.	5.950%	6/15/2035	25	25
Dominion Resources, Inc. PUT	5.250%	8/1/2033	150	150
DTE Energy Co.	7.050%	6/1/2011	100	109
Duke Capital Corp.	6.750%	2/15/2032	50	55
Duke Energy Corp.	6.250%	1/15/2012	400	425
Duke Energy Corp.	6.000%	12/1/2028	100	102
El Paso Electric Co.	6.000%	5/15/2035	50	51
Empresa Nacional Electric	8.350%	8/1/2013	100	115
Energy East Corp.	6.750%	6/15/2012	150	166
Entergy Gulf States	3.600%	6/1/2008	100	96
Exelon Corp.	4.900%	6/15/2015	200	189
FirstEnergy Corp.	5.500%	11/15/2006	150	151
FirstEnergy Corp.	6.450%	11/15/2011	175	186
FirstEnergy Corp.	7.375%	11/15/2031	200	235
Florida Power & Light Co.	5.625%	4/1/2034	25	25
Florida Power & Light Co.	4.950%	6/1/2035	175	161
FPL Group Capital, Inc.	7.375%	6/1/2009	250	273
HQI Transelec Chile SA	7.875%	4/15/2011	250	283
Jersey Central Power & Light	5.625%	5/1/2016	125	130
MidAmerican Energy Co.	6.750%	12/30/2031	250	290
National Rural Utilities Cooperative Finance Corp.	6.500%	3/1/2007	75	77
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/2008	200	197
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	125	141
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	175	173
NiSource Finance Corp.	3.200%	11/1/2006	100	99
NiSource Finance Corp.	7.875%	11/15/2010	100	112
Oncor Electric Delivery Co.	6.375%	1/15/2015	150	162
Oncor Electric Delivery Co.	7.250%	1/15/2033	200	237
Pacific Gas & Electric Co.	3.600%	3/1/2009	175	169
Pacific Gas & Electric Co.	4.200%	3/1/2011	50	48
Pacific Gas & Electric Co.	4.800%	3/1/2014	25	24
Pacific Gas & Electric Co.	6.050%	3/1/2034	300	313
PacifiCorp	7.700%	11/15/2031	100	129
PacifiCorp	5.250%	6/15/2035	100	95
Pepco Holdings, Inc.	6.450%	8/15/2012	75	80
Pepco Holdings, Inc.	7.450%	8/15/2032	50	59
PPL Electric Utilities Corp.	6.250%	8/15/2009	200	211
PPL Energy Supply LLC	6.400%	11/1/2011	50	54
Progress Energy, Inc.	6.050%	4/15/2007	125	127
Progress Energy, Inc.	7.100%	3/1/2011	350	380
Progress Energy, Inc.	6.850%	4/15/2012	25	27
Progress Energy, Inc.	7.000%	10/30/2031	25	28
PSE&G Power LLC	6.950%	6/1/2012	225	246
PSE&G Power LLC	8.625%	4/15/2031	200	261
Public Service Co. of Colorado	4.375%	10/1/2008	250	248
Public Service Co. of Colorado	7.875%	10/1/2012	125	147
Puget Sound Energy Inc.	5.483%	6/1/2035	25	24
South Carolina Electric & Gas Co.	5.300%	5/15/2033	100	98
Southern California Edison Co.	5.000%	1/15/2014	175	175
Southern California Edison Co.	5.000%	1/15/2016	50	50
Southern California Edison Co.	5.750%	4/1/2035	75	77
Southern California Edison Co.	5.350%	7/15/2035	100	97
TXU Energy Co.	7.000%	3/15/2013	100	109
United Utilities PLC	5.375%	2/1/2019	175	172
Xcel Energy, Inc.	7.000%	12/1/2010	75	82
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/2011	50	55
Atmos Energy Corp.	4.000%	10/15/2009	125	120
Atmos Energy Corp.	4.950%	10/15/2014	50	49
Columbia Energy Group	7.620%	11/28/2025	100	100
Consolidated Natural Gas	5.000%	12/1/2014	225	222
Enbridge Energy Partners	4.900%	3/1/2015	75	74
Energy Transfer Partners LP	5.650%	8/1/2012 (3)	100	99
Energy Transfer Partners LP	5.950%	2/1/2015	75	75
Enron Corp.	9.125%	4/1/2003 **	500	190
Enron Corp.	7.125%	5/15/2007 **	150	57
Enron Corp.	6.875%	10/15/2007 **	500	190
Enterprise Products Operating LP	4.950%	6/1/2010	100	98
Enterprise Products Operating LP	5.600%	10/15/2014	125	124
Enterprise Products Operating LP	6.875%	3/1/2033	50	53
Enterprise Products Operating LP	6.650%	10/15/2034	25	26
HNG Internorth	9.625%	3/15/2006 **	500	190
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	290
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	50	48
Kinder Morgan, Inc.	6.500%	9/1/2012	125	134
Oneok Inc.	5.200%	6/15/2015	75	74
Oneok Inc.	6.000%	6/15/2035	75	75
San Diego Gas & Electric	5.350%	5/15/2035	25	25
Sempra Energy	7.950%	3/1/2010	50	56
Texas Gas Transmission	4.600%	6/1/2015	100	96
TGT Pipeline, LLC	5.500%	2/1/2017	25	25
Trans-Canada Pipelines	5.600%	3/31/2034	150	152
Yosemite Security Trust	8.250%	11/15/2004 **	775	434

				14,089

TOTAL CORPORATE BONDS
(Cost $188,532)				188,832

SOVEREIGN BONDS (U.S. Dollar-Denominated) (3.5%)

Asian Development Bank	4.875%	2/5/2007	1,000	1,007
Bayerische Landesbank	2.875%	10/15/2008	150	142
Canadian Government	5.250%	11/5/2008	100	102
Canadian Mortgage & Housing	2.950%	6/2/2008	100	96
China Development Bank	4.750%	10/8/2014	100	98
China Development Bank	5.000%	10/15/2015	100	99
Corp. Andina de Fomento	5.200%	5/21/2013	100	100
Development Bank of Japan	4.250%	6/9/2015	50	48
Eksportfinans	3.375%	1/15/2008	125	122
Eksportfinans	4.375%	7/15/2009	125	125
European Investment Bank	4.625%	3/1/2007	750	752
European Investment Bank	2.375%	6/15/2007	250	243
European Investment Bank	3.125%	10/15/2007	200	196
European Investment Bank	3.875%	8/15/2008	400	396
European Investment Bank	4.000%	3/3/2010	250	246
European Investment Bank	4.625%	5/15/2014	175	177
Export Development Canada	4.000%	8/1/2007	150	149
Export-Import Bank of Korea	4.500%	8/12/2009	200	197
Export-Import Bank of Korea	4.625%	3/16/2010	100	99
Federation of Malaysia	8.750%	6/1/2009	400	451
Hellenic Republic	6.950%	3/4/2008	125	132
Instituto de Credito Oficial	6.000%	5/19/2008	150	156
Inter-American Development Bank	6.375%	10/22/2007	250	260
Inter-American Development Bank	5.625%	4/16/2009	750	783
Inter-American Development Bank	8.500%	3/15/2011	130	153
Inter-American Development Bank	7.000%	6/15/2025	100	125
International Bank for Reconstruction & Development	4.125%	6/24/2009	550	546
International Bank for Reconstruction & Development	4.125%	8/12/2009	525	522
International Finance Corp.	3.000%	4/15/2008	300	291
Japan Finance Corp.	4.625%	4/21/2015	100	99
KFW International Finance, Inc.	4.750%	1/24/2007	100	100
Korea Development Bank	3.875%	3/2/2009	100	97
Korea Development Bank	4.750%	7/20/2009	200	199
Korea Development Bank	4.625%	9/16/2010	100	98
Korea Development Bank	5.750%	9/10/2013	250	262
Korea Electric Power	7.750%	4/1/2013	175	204
Kredit Fuer Wiederaufbau	3.250%	7/16/2007	1,475	1,449
Kredit Fuer Wiederaufbau	3.500%	3/14/2008	400	392
Kredit Fuer Wiederaufbau	4.250%	6/15/2010	175	174
Landwirtschaft Rentenbank	3.375%	11/15/2007	500	490
Landwirtschaft Rentenbank	3.250%	6/16/2008	100	97
Landwirtschaft Rentenbank	3.625%	10/20/2009	50	48
L-Bank BW Foerderbank	4.250%	9/15/2010	75	74
Nordic Investment Bank	3.125%	4/24/2008	150	145
Oesterreichische Kontrollbank	5.125%	3/20/2007	350	354
Pemex Project Funding Master Trust	8.500%	2/15/2008	150	162
Pemex Project Funding Master Trust	7.875%	2/1/2009 (2)	150	162
Pemex Project Funding Master Trust	7.375%	12/15/2014	100	111
Pemex Project Funding Master Trust	5.750%	12/15/2015 (3)	300	297
Pemex Project Funding Master Trust	8.625%	2/1/2022 (2)	400	488
Pemex Project Funding Master Trust	6.625%	6/15/2035 (3)	75	74
People's Republic of China	7.300%	12/15/2008	50	54
People's Republic of China	4.750%	10/29/2013	50	49
Province of British Columbia	5.375%	10/29/2008	200	206
Province of Manitoba	7.500%	2/22/2010	300	335
Province of New Brunswick	3.500%	10/23/2007	200	196
Province of Nova Scotia	5.750%	2/27/2012	50	53
Province of Ontario	3.350%	7/16/2007	325	318
Province of Ontario	5.500%	10/1/2008	200	205
Province of Ontario	3.625%	10/21/2009	125	121
Province of Ontario	5.125%	7/17/2012	450	466
Province of Ontario	4.500%	2/3/2015	75	74
Province of Quebec	5.000%	7/17/2009	950	965
Quebec Hydro Electric	8.400%	1/15/2022	275	375
Quebec Hydro Electric	8.050%	7/7/2024	200	271
Republic of Chile	5.625%	7/23/2007	225	229
Republic of Chile	7.125%	1/11/2012	50	57
Republic of Finland	4.750%	3/6/2007	50	50
Republic of Hungary	4.750%	2/3/2015	250	248
Republic of Italy	4.375%	10/25/2006	800	800
Republic of Italy	3.625%	9/14/2007	150	148
Republic of Italy	3.750%	12/14/2007	50	49
Republic of Italy	4.000%	6/16/2008	50	49
Republic of Italy	6.000%	2/22/2011	450	481
Republic of Italy	5.625%	6/15/2012	1,375	1,445
Republic of Italy	4.500%	1/21/2015	275	275
Republic of Italy	5.375%	6/15/2033	175	179
Republic of Korea	8.875%	4/15/2008	200	221
Republic of Korea	4.250%	6/1/2013	100	96
Republic of Korea	4.875%	9/22/2014	225	223
Republic of Poland	6.250%	7/3/2012	150	163
Republic of Poland	5.250%	1/15/2014	200	206
Republic of South Africa	8.375%	10/17/2006	350	364
Republic of South Africa	8.500%	6/23/2017	100	127
State of Israel	4.625%	6/15/2013	75	72
Swedish Export Credit Corp.	2.875%	1/26/2007	100	98
Swedish Export Credit Corp.	4.125%	10/15/2008	100	99
Swedish Export Credit Corp.	4.000%	6/15/2010	150	149
United Mexican States	4.625%	10/8/2008	400	398
United Mexican States	8.375%	1/14/2011	1,500	1,727
United Mexican States	6.375%	1/16/2013	125	133
United Mexican States	5.875%	1/15/2014	250	259
United Mexican States	6.625%	3/3/2015	25	27
United Mexican States	11.375%	9/15/2016	50	74
United Mexican States	8.125%	12/30/2019	125	152
United Mexican States	8.300%	8/15/2031	350	437
United Mexican States	7.500%	4/8/2033	100	116
United Mexican States	6.750%	9/27/2034	350	371

TOTAL SOVEREIGN BONDS
(Cost $26,415)				26,599

TAXABLE MUNICIPAL BONDS (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	125	123
Illinois (Taxable Pension) GO	5.100%	6/1/2033	700	691
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	175	181
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	100	129
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	75	72
Oregon (Taxable Pension) GO	5.762%	6/1/2023	50	54
Oregon (Taxable Pension) GO	5.892%	6/1/2027	75	81
Oregon School Board Assn	5.528%	6/30/2028	50	52
Wisconsin Public Service Rev	4.800%	5/1/2013	75	75
Wisconsin Public Service Rev	5.700%	5/1/2026	75	80

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $1,440)				1,538

TEMPORARY CASH INVESTMENT (2.3%)			Shares

Vanguard Market Liquidity Fund, 3.744%†
(Cost $17,497)			17,496,938	17,497

TOTAL INVESTMENTS (101.3%)
(Cost $775,626)				777,955

OTHER ASSETS AND LIABILITIES—NET (-1.3%)				(10,218)

NET ASSETS (100%)				$767,737

*	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
**	Non-income-producing security — security in default.
†	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)	Adjustable-rate note.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $6,908,000, representing 0.9% of net assets.
GO	— General Obligation Bond.
PUT	— Put Option Obligation.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2005, the cost of investment securities for tax purposes was $775,626,000. Net unrealized appreciation of investment securities for tax purposes was $2,329,000, consisting of unrealized gains of $10,696,000 on securities that had risen in value since their purchase and $8,367,000 in unrealized losses on securities that had fallen in value since their purchase.

VANGUARD VARIABLE INSURANCE FUND
Short Term Corporate Portfolio
Schedule of Investments
September 30, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (9.5%)

U.S. Government Securities (1.4%)
U.S. Treasury Inflation-Indexed Note	1.625	1/15/15	$820	$829
U.S. Treasury Note	3.375	9/15/09	2,800	2,716
U.S. Treasury Note	3.875	7/15/10	1,200	1,181
U.S. Treasury Note	4.250	8/15/15	405	402

				5,128

Mortgage-Backed Securities (8.1%)
Conventional Mortgage-Backed Securities (0.4%)
* Federal Home Loan Mortgage Corp.	6.000	4/1/17 (1)	385	395
* Federal National Mortgage Assn	6.000	12/1/16 (1)	438	450
* Federal National Mortgage Assn	6.500	9/1/16 (1)	356	368
* Federal National Mortgage Assn	6.500	9/1/16 (1)	161	166
* Federal National Mortgage Assn	7.000	4/1/13 (1)	267	277
Non-Conventional Mortgage-Backed Securities (7.7%)
* Federal Home Loan Mortgage Corp.	3.500	3/15/10 (1)	406	404
* Federal Home Loan Mortgage Corp.	3.699	8/1/33 (1)	260	255
* Federal Home Loan Mortgage Corp.	3.853	8/1/33 (1)	382	376
* Federal Home Loan Mortgage Corp.	3.876	7/1/33 (1)	1,522	1,494
* Federal Home Loan Mortgage Corp.	3.921	6/1/33 (1)	1,384	1,360
* Federal Home Loan Mortgage Corp.	4.000	10/15/18 (1)	648	645
* Federal Home Loan Mortgage Corp.	4.053	5/1/33 (1)	241	238
* Federal Home Loan Mortgage Corp.	4.077	6/1/33 (1)	470	464
* Federal Home Loan Mortgage Corp.	4.112	5/1/33 (1)	507	501
* Federal Home Loan Mortgage Corp.	4.196	2/1/33 (1)	453	449
* Federal Home Loan Mortgage Corp.	4.266	1/1/33 (1)	375	372
* Federal Home Loan Mortgage Corp.	4.500	5/15/26 (1)	2,909	2,905
* Federal Home Loan Mortgage Corp.	4.627	10/1/32 (1)	374	373
* Federal Home Loan Mortgage Corp.	4.678	9/1/32 (1)	533	532
* Federal Home Loan Mortgage Corp.	4.780	9/1/32 (1)	233	233
* Federal Home Loan Mortgage Corp.	4.782	8/1/32 (1)	228	228
* Federal Home Loan Mortgage Corp.	4.858	9/1/32 (1)	463	463
* Federal Home Loan Mortgage Corp.	5.000	5/15/18 (1)	351	351
* Federal Home Loan Mortgage Corp.	5.000	5/15/18 (1)	500	502
* Federal Home Loan Mortgage Corp.	5.000	9/15/18 (1)	414	415
* Federal Home Loan Mortgage Corp.	5.000	7/15/24 (1)	400	401
* Federal Home Loan Mortgage Corp.	5.000	12/15/34 (1)	325	326
* Federal National Mortgage Assn	3.000	8/25/32 (1)	163	160
* Federal National Mortgage Assn	3.423	8/1/33 (1)	402	393
* Federal National Mortgage Assn	3.470	8/1/33 (1)	402	394
* Federal National Mortgage Assn	3.500	1/25/09 (1)	354	353
* Federal National Mortgage Assn	3.500	9/25/09 (1)	359	356
* Federal National Mortgage Assn	3.594	8/1/33 (1)	351	344
* Federal National Mortgage Assn	3.712	8/1/33 (1)	679	668
* Federal National Mortgage Assn	3.716	9/1/33 (1)	769	755
* Federal National Mortgage Assn	3.724	7/1/33 (1)	507	499
* Federal National Mortgage Assn	3.727	6/1/33 (1)	724	713
* Federal National Mortgage Assn	3.728	8/1/33 (1)	149	146
* Federal National Mortgage Assn	3.758	10/1/33 (1)	435	427
* Federal National Mortgage Assn	3.795	8/1/33 (1)	748	736
* Federal National Mortgage Assn	3.805	9/1/33 (1)	1,481	1,457
* Federal National Mortgage Assn	3.830	7/1/33 (1)	749	736
* Federal National Mortgage Assn	3.926	4/1/33 (1)	1,163	1,150
* Federal National Mortgage Assn	3.960	5/1/33 (1)	934	923
* Federal National Mortgage Assn	3.998	5/1/33 (1)	210	208
* Federal National Mortgage Assn	4.053	4/1/33 (1)	303	300
* Federal National Mortgage Assn	4.054	5/1/33 (1)	636	630
* Federal National Mortgage Assn	4.141	5/1/33 (1)	1,438	1,426
* Federal National Mortgage Assn	4.196	7/1/33 (1)	1,786	1,773
* Federal National Mortgage Assn	4.515	12/1/32 (1)	266	266
* Federal National Mortgage Assn	4.849	9/1/32 (1)	220	221
* Federal National Mortgage Assn	4.910	9/1/32 (1)	127	128
* Federal National Mortgage Assn	5.259	7/1/32 (1)	128	129

				30,234

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $36,083)				35,362

CORPORATE BONDS (85.9%)

Asset-Backed/Commercial Mortgage-Backed Securities (23.0%)
AESOP Funding II LLC	2.750	7/20/07 (1)(3)	850	842
AESOP Funding II LLC	2.760	4/20/08 (1)(3)	450	440
American Express Credit Account Master Trust	4.218	11/15/10 (1)(2)	1,800	1,815
American Express Credit Account Master Trust	3.858	3/15/12 (1)(2)	370	371
American Express Issuance Trust	3.758	8/15/11 (1)(2)	500	501
ARG Funding Corp.	4.020	4/20/09 (1)(3)	620	611
Bank of America Mortgage Securities	4.428	8/25/32 (1)	16	16
Bank of America Mortgage Securities	4.879	9/25/32 (1)	94	94
Bank of America Mortgage Securities	4.183	5/25/33 (1)	346	341
Bank of America Mortgage Securities	3.573	2/25/34 (1)	393	382
Bank One Issuance Trust	3.818	10/15/08 (1)(2)	900	900
Bank One Issuance Trust	3.798	10/15/09 (1)(2)	460	460
Bay View Auto Trust	3.860	3/25/10 (1)	390	386
Bear Stearns Commercial Mortgage Securities, Inc.	4.254	7/11/42 (1)	260	255
BMW Floorplan Master Owner Trust	3.83910/17/08	(1)(2)(3)	2,500	2,501
BMW Floorplan Master Owner Trust	3.98910/17/08	(1)(2)(3)	230	230
BMW Vehicle Owner Trust	1.940	2/25/07 (1)	117	117
BMW Vehicle Owner Trust	2.670	3/25/08 (1)	964	956
California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1	6.420	9/25/08 (1)	681	689
California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1	6.380	9/25/08 (1)	700	708
California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1	6.310	9/25/08 (1)	100	101
Capital Auto Receivables Asset Trust	2.640	11/17/08 (1)	500	485
Capital One Master Trust	4.278	10/15/10 (1)(2)	575	580
Capital One Multi-Asset Execution Trust	2.950	8/17/09 (1)	1,500	1,478
Capital One Multi-Asset Execution Trust	4.150	7/16/12 (1)	880	863
Capital One Prime Auto Receivables Trust	3.060	3/17/08 (1)	275	273
Capital One Prime Auto Receivables Trust	4.320	8/15/09 (1)	500	499
CarMax Auto Owner Trust	4.130	5/15/09 (1)	500	497
CarMax Auto Owner Trust	4.210	1/15/10 (1)	350	348
Chase Credit Card Master Trust	3.878	7/15/10 (1)(2)	1,700	1,706
Chase Funding Mortgage Loan Asset-Backed Certificates	2.727	3/25/20 (1)	573	569
Chase Issuance Trust	3.808	10/15/12 (1)(2)	600	601
Chase Manhattan Auto Owner Trust	2.260	11/15/07 (1)	780	776
Chase Manhattan Auto Owner Trust	2.080	5/15/08 (1)	1,338	1,323
Chase Manhattan Auto Owner Trust	3.870	6/15/09 (1)	700	693
Chase Manhattan Auto Owner Trust	3.980	4/15/11 (1)	400	394
CIT Equipment Collateral	4.420	5/20/09 (1)	800	796
Citibank Credit Card Issuance Trust	2.700	1/15/08 (1)	1,000	996
Citibank Credit Card Issuance Trust	2.550	1/20/09 (1)	1,100	1,074
Citigroup Mortgage Loan Trust, Inc.	4.695	3/25/34 (1)	325	324
CNH Equipment Trust	2.470	1/15/08 (1)	752	747
CNH Wholesale Master Note Trust	3.878	6/15/11 (1)(2)	550	550
COMED Transitional Funding Trust	5.630	6/25/09 (1)	78	79
Countrywide Home Loans	4.078	5/25/33 (1)	362	357
Countrywide Home Loans	3.470	11/19/33 (1)	592	577
DaimlerChrysler Auto Trust	2.120	11/8/06 (1)	152	152
DaimlerChrysler Auto Trust	2.000	12/8/07 (1)	150	148
DaimlerChrysler Auto Trust	2.980	8/8/08 (1)	1,200	1,184
DaimlerChrysler Master Owner Trust	3.818	2/15/08 (1)(2)	700	700
Discover Card Master Trust I	3.798	4/16/10 (1)(2)	800	801
Discover Card Master Trust I	3.778	9/16/10 (1)(2)	1,000	1,001
Fifth Third Auto Trust	3.190	2/20/08 (1)	460	457
First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust	6.136	3/15/33 (1)	130	138
Fleet Credit Card Master Trust II	2.400	7/15/08 (1)	700	697
Fleet Home Equity Loan Trust	4.046	1/20/33 (1)(2)	437	437
Ford Credit Auto Owner Trust	2.930	3/15/08 (1)	1,735	1,716
Ford Credit Auto Owner Trust	3.480	11/15/08 (1)	1,000	989
Ford Credit Auto Owner Trust	4.170	1/15/09 (1)	420	418
Ford Credit Auto Owner Trust	4.300	8/15/09 (1)	230	229
GE Capital Commercial Mortgage Corp.	4.353	6/10/48 (1)	450	443
GE Capital Credit Card Master Note Trust	3.818	6/15/10 (1)(2)	470	471
GE Capital Credit Card Master Note Trust	3.808	9/15/10 (1)(2)	1,000	1,001
GE Capital Credit Card Master Note Trust	3.808	3/15/13 (1)(2)	400	401
GMAC Mortgage Corp. Loan Trust	3.980	10/25/34 (1)(2)	420	421
Gracechurch Card Funding PLC	3.842	9/15/10 (1)(2)	800	801
Granite Mortgages PLC	3.990	9/20/44 (1)(2)	500	500
GreenPoint Home Equity Loan Trust	4.038	4/15/29 (1)(2)	154	154
Harley-Davidson Motorcycle Trust	4.040	10/15/09 (1)	192	191
Harley-Davidson Motorcycle Trust	4.500	1/15/10 (1)	551	551
Harley-Davidson Motorcycle Trust	2.630	11/15/10 (1)	629	617
Harley-Davidson Motorcycle Trust	2.070	2/15/11 (1)	800	782
Harley-Davidson Motorcycle Trust	3.560	2/15/12 (1)	630	618
Hertz Vehicle Financing	2.380	5/25/08 (1)(3)	1,460	1,416
Holmes Financing PLC	3.679	4/15/11 (1)(2)	1,170	1,172
Honda Auto Receivables Owner Trust	1.920	11/20/06 (1)	33	33
Honda Auto Receivables Owner Trust	1.690	2/21/07 (1)	359	357
Honda Auto Receivables Owner Trust	2.140	4/23/07 (1)	438	435
Honda Auto Receivables Owner Trust	2.190	5/15/07 (1)	592	589
Honda Auto Receivables Owner Trust	3.870	4/20/09 (1)	1,000	990
Hyundai Auto Receivables Trust	2.330	11/15/07 (1)	415	412
Illinois Power Special Purpose Trust	5.540	6/25/09 (1)	567	573
John Deere Owner Trust	3.980	6/15/09 (1)	300	297
JPMorgan Chase Commercial Mortgage Securities	6.260	3/15/33 (1)	150	160
JPMorgan Chase Commercial Mortgage Securities	4.625	3/15/46 (1)	500	497
Master Adjustable Rate Mortgages Trust	3.896	4/25/34 (1)	639	627
MBNA Credit Card Master Note Trust	4.200	9/15/10 (1)	2,500	2,482
Mellon Bank Premium Finance Loan Master Trust	4.030	6/15/09 (1)(2)	680	681
Merrill Lynch Mortgage Investors, Inc.	4.210	2/25/33 (1)	560	556
Merrill Lynch Mortgage Investors, Inc.	4.610	7/25/33 (1)	353	351
Merrill Lynch Mortgage Investors, Inc.	4.610	2/25/34 (1)	238	237
Merrill Lynch Trust Securitization	4.100	8/25/09 (1)	800	794
Morgan Stanley Auto Loan Trust	2.640	11/15/07 (1)	570	565
Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	4.100	11/25/15 (1)(2)	262	262
Morgan Stanley Mortgage Loan Trust	4.086	2/25/34 (1)	457	450
National City Auto Receivables Trust	2.110	7/15/08 (1)	1,656	1,636
National City Credit Card Master Trust	3.670	8/15/12 (1)(2)	1,200	1,203
Nissan Auto Receivables Owner Trust	1.890	12/15/06 (1)	25	25
Nissan Auto Receivables Owner Trust	2.010	11/15/07 (1)	305	301
Nissan Auto Receivables Owner Trust	2.700	12/17/07 (1)	920	909
Nissan Auto Receivables Owner Trust	3.330	1/15/08 (1)	818	813
Nissan Auto Receivables Owner Trust	3.990	7/15/09 (1)	1,000	991
Nissan Auto Receivables Owner Trust	4.190	7/15/09 (1)	300	298
Nissan Auto Receivables Owner Trust	3.798	7/15/10 (1)(2)	700	701
PECO Energy Transition Trust	6.050	3/1/09 (1)	259	263
Permanent Financing PLC	3.904	3/10/09 (1)(2)	350	350
Permanent Financing PLC	3.944	9/10/10 (1)(2)	1,530	1,531
Permanent Financing PLC	3.944	6/10/11 (1)(2)	650	650
PG&E Energy Recovery Funding LLC	4.140	9/25/12 (1)	850	835
PG&E Energy Recovery Funding LLC	4.370	6/25/14 (1)	1,000	982
PP&L Transition Bond Co. LLC	7.050	6/25/09 (1)	125	128
Provident Funding Mortgage Loan Trust	4.048	4/25/34 (1)	763	749
Regions Auto Receivables Trust	2.630	1/16/07 (1)	8	8
Regions Auto Receivables Trust	1.750	5/15/07 (1)	86	86
Regions Auto Receivables Trust	2.310	1/15/08 (1)	840	834
Rental Car Finance Corp.	4.030	6/25/09 (1)(2)	670	671
Residential Funding Mortgage Securities II	2.210	1/25/19 (1)	465	461
Salomon Brothers Mortgage Securities VII	4.132	9/25/33 (1)	940	925
Superior Wholesale Inventory Financing Trust	3.848	3/15/11 (1)(2)	900	898
Thornburg Mortgage Securities Trust	3.333	3/25/44 (1)	467	448
Toyota Auto Receivables Owner Trust	2.650	11/15/06 (1)	14	14
Triad Automobile Receivables Trust	1.900	7/14/08 (1)	650	643
USAA Auto Owner Trust	2.670	10/15/10 (1)	450	438
USAA Auto Owner Trust	4.130	11/15/11 (1)	500	494
Vendee Mortgage Trust	5.000	2/15/19 (1)	50	50
Volkswagen Auto Loan Enhanced Trust	2.270	10/22/07 (1)	745	738
Volkswagen Credit Auto Master Trust	3.816	7/20/10 (1)(2)	1,125	1,126
Wachovia Asset Securitization, Inc.	4.090	6/25/33 (1)(2)	261	261
Wachovia Auto Owner Trust	3.190	6/20/08 (1)	1,700	1,686
Washington Mutual Mortgage Pass-Through Certificates	4.424	9/25/32 (1)	27	27
Washington Mutual Mortgage Pass-Through Certificates	4.129	1/25/33 (1)	280	276
Washington Mutual Mortgage Pass-Through Certificates	3.842	8/25/33 (1)	186	182
Washington Mutual Mortgage Pass-Through Certificates	4.057	9/25/33 (1)	214	211
Wells Fargo Home Equity Trust	3.970	9/25/24 (1)	775	758
WFS Financial Owner Trust	2.850	9/22/08 (1)	1,100	1,091
World Financial Network Credit Card Master Trust	3.868	7/15/10 (1)(2)	450	450
World Omni Auto Receivables Trust	1.980	5/15/07 (1)	181	180
World Omni Auto Receivables Trust	4.400	4/20/09 (1)	500	499

				85,075

Finance (33.1%)
Banking (16.0%)
ABN AMRO Bank NV	3.840	5/11/07 (2)	3,350	3,352
Allied Irish Banks	3.700	8/3/07 (2)	1,319	1,319
ANZ National Bank International Ltd.	3.650	4/14/08 (2)(3)	1,000	1,001
Associated Bank NA	3.813	2/1/08 (2)	250	250
Associated Bank NA	3.990	6/2/08 (2)	850	851
Astoria Financial Corp.	5.750	10/15/12	250	256
Banco Merchantile del Norte Cayman	5.875	2/17/14 (3)	800	793
Banco Santander Chile	4.148	12/9/09 (2)(3)	400	400
Bank of New York Co., Inc.	3.900	9/1/07	1,250	1,234
Bank One Texas	6.250	2/15/08	1,175	1,218
BNP Paribas	4.800	6/24/15 (3)	300	294
Branch Banking & Trust Co.	3.920	9/2/08 (2)	400	400
Canadian Imperial Bank of Commerce	3.910	5/27/08 (2)	800	800
Citigroup, Inc.	3.753	11/1/07 (2)	760	761
Citigroup, Inc.	3.938	6/9/09 (2)	500	501
Credit Suisse First Boston USA, Inc.	3.629	4/5/07 (2)	1,000	1,001
Credit Suisse First Boston USA, Inc.	3.875	1/15/09	750	732
Credit Suisse First Boston USA, Inc.	3.997	8/15/10 (2)	600	600
Credit Suisse First Boston USA, Inc.	4.875	8/15/10	525	526
First Tennessee Bank	4.026	12/17/09 (2)	500	501
GreenPoint Financial Corp.	3.200	6/6/08	1,050	1,011
HBOS Treasury Services PLC	3.790	5/19/06 (1)(2)	600	599
HSBC Bank USA	3.987	12/14/09 (1)(2)	1,500	1,502
HSBC USA, Inc.	7.000	11/1/06	635	650
Independence Community Bank	3.750	4/1/14	575	547
JPMorgan Chase & Co.	5.250	5/30/07	800	810
M & T Bank Corp.	3.850	4/1/13 (3)	400	391
Manufacturers & Traders Trust Co.	8.000	10/1/10	650	738
Mellon Financial Co.	6.700	3/1/08	650	680
Mellon Funding Corp.	3.250	4/1/09	1,150	1,098
National Australia Bank	6.600	12/10/07	200	208
National City Bank	3.300	5/15/07	1,000	980
National City Bank	4.875	7/20/07	500	503
National City Corp.	3.200	4/1/08	750	723
National City Corp.	3.125	4/30/09	675	642
National Westminster Bank PLC	7.750	4/29/49 (2)	825	869
Nationwide Building Society	2.625	1/30/07 (3)	1,450	1,414
PNC Financial Services	8.875	3/15/27 (3)	100	109
PNC Financial Services	8.875	3/15/27	450	492
PNC Funding Corp.	4.200	3/10/08	875	865
Regions Financial Corp.	3.827	8/8/08 (2)	2,000	1,999
Regions Financial Corp.	6.375	5/15/12	375	406
Republic New York Corp.	5.875	10/15/08	210	217
Resona Bank Ltd.	5.850	9/29/49 (2)(3)	300	295
Resona Pfd Global Secs	7.191	12/30/49 (2)(3)	200	206
Royal Bank of Scotland Group PLC	3.840	11/24/06 (2)(3)	1,000	999
Royal Bank of Scotland Group PLC	3.680	7/21/08 (2)(3)	2,300	2,299
Royal Bank of Scotland Group PLC	7.375	4/29/49 (2)	200	202
Santander US Debt, S.A. Unipersonal	3.980	9/19/08 (2)(3)	2,700	2,699
Skandinaviska Enskilda Banken	6.875	2/15/09	325	348
Southtrust Bank NA	3.917	6/14/07 (2)	900	900
Sovereign Bancorp, Inc.	4.166	8/25/06 (1)(2)	635	636
Sovereign Bank	4.000	2/1/08	100	99
Sovereign Bank	4.375	8/1/13	45	44
State Street Capital Trust	4.290	2/15/08 (2)	1,450	1,449
SunTrust Banks, Inc.	3.990	6/2/09 (2)	1,350	1,352
Synovus Financial Corp.	7.250	12/15/05	250	252
US Bancorp	5.100	7/15/07	500	505
US Bancorp	6.875	9/15/07	200	208
US Bank NA	3.700	8/1/07	160	158
US Bank NA	4.125	3/17/08	1,000	989
US Bank NA	5.700	12/15/08	1,000	1,029
Wachovia Corp.	3.720	7/20/07 (2)	825	826
Wachovia Corp.	6.000	10/30/08	225	234
Wachovia Corp.	6.375	2/1/09	200	210
Wachovia Corp.	6.150	3/15/09	350	366
Washington Mutual Finance Corp.	6.250	5/15/06	1,000	1,011
Washington Mutual, Inc.	2.400	11/3/05	150	150
Washington Mutual, Inc.	5.625	1/15/07	269	273
Washington Mutual, Inc.	4.375	1/15/08	1,080	1,074
Wells Fargo & Co.	3.960	9/15/06 (2)	675	675
Wells Fargo & Co.	3.750	10/15/07	1,100	1,082
Wells Fargo & Co.	5.250	12/1/07	340	345
Westpac Banking	3.896	5/25/07 (2)(3)	1,240	1,240
World Savings Bank, FSB	3.930	6/1/07 (2)	1,360	1,361
Zions Bancorp	2.700	5/1/06	1,375	1,362
Brokerage (3.9%)
Bear Stearns Co., Inc.	3.000	3/30/06	112	111
Bear Stearns Co., Inc.	7.800	8/15/07	425	449
Bear Stearns Co., Inc.	4.000	1/31/08	275	271
Bear Stearns Co., Inc.	3.877	2/8/08 (1)(2)	500	500
Bear Stearns Co., Inc.	2.875	7/2/08	2,010	1,920
Bear Stearns Co., Inc.	3.250	3/25/09	113	108
Franklin Resources Inc.	3.700	4/15/08	375	366
Goldman Sachs Group, Inc.	3.654	7/2/07 (2)	350	350
Goldman Sachs Group, Inc.	3.654	10/5/07 (2)	250	250
** Goldman Sachs Group, Inc.	4.125	1/15/08	1,000	991
Goldman Sachs Group, Inc.	3.980	7/23/09 (2)	160	161
Goldman Sachs Group, Inc.	4.070	3/2/10 (2)	1,200	1,201
Goldman Sachs Group, Inc.	4.300	6/28/10 (2)	375	376
Lehman Brothers Holdings, Inc.	4.250	1/27/10	1,600	1,569
Lehman Brothers Holdings, Inc.	4.500	7/26/10	880	869
Merrill Lynch & Co., Inc.	3.700	4/21/08	375	367
Merrill Lynch & Co., Inc.	3.953	2/5/10 (2)	860	852
Merrill Lynch & Co., Inc.	4.250	2/8/10	1,000	981
Morgan Stanley Dean Witter	3.875	1/15/09	250	244
Morgan Stanley Dean Witter	3.879	1/15/10 (1)(2)	1,300	1,306
Morgan Stanley Dean Witter	6.750	4/15/11	560	608
Morgan Stanley Dean Witter	4.750	4/1/14	455	440
Finance Companies (5.7%)
American Express Centurion Bank	3.879	7/19/07 (2)	575	575
American Express Centurion Bank	3.932	11/16/09 (2)	225	225
American Express Credit Corp.	3.000	5/16/08	1,300	1,249
American Express Credit Corp.	4.580	10/4/10 (2)	400	400
American General Finance Corp.	3.900	8/16/07 (2)	600	600
American General Finance Corp.	4.500	11/15/07	1,000	996
American General Finance Corp.	2.750	6/15/08	135	128
American General Finance Corp.	3.875	10/1/09	1,000	967
American General Finance Corp.	4.875	5/15/10	200	200
Capital One Bank	4.875	5/15/08	200	201
Capital One Bank	5.000	6/15/09	350	352
Capital One Bank	4.800	2/21/12	100	97
Capital One Bank	6.500	6/13/13	125	135
CIT Group, Inc.	4.120	9/20/07 (2)	472	473
CIT Group, Inc.	3.650	11/23/07	900	882
CIT Group, Inc.	4.063	11/23/07 (2)	200	201
Countrywide Home Loan	5.500	8/1/06	1,725	1,739
Countrywide Home Loan	5.500	2/1/07	600	606
Countrywide Home Loan	3.250	5/21/08	100	96
General Electric Capital Corp.	3.801	3/4/08 (2)	500	500
General Electric Capital Corp.	3.769	7/28/08 (1)(2)	850	851
General Electric Capital Corp.	4.375	11/21/11	1,000	978
HSBC Finance Corp.	4.125	11/16/09	500	487
HSBC Finance Corp.	4.625	9/15/10	1,170	1,156
International Lease Finance Corp.	6.375	3/15/09	220	230
International Lease Finance Corp.	4.750	7/1/09	155	154
MBNA Corp.	6.250	1/17/07	400	408
MBNA Corp.	4.163	5/5/08 (2)	2,600	2,604
Residential Capital Corp.	6.375	6/30/10 (3)	850	860
SLM Corp.	5.625	4/10/07	1,500	1,525
SLM Corp.	3.811	7/27/09 (2)	1,400	1,400
Insurance (5.7%)
AIG SunAmerica Global Financing IV	5.850	2/1/06 (3)	500	503
AIG SunAmerica Global Financing IX	5.100	1/17/07 (3)	1,000	1,007
ASIF Global Finance XXVI	2.500	1/30/07 (3)	575	560
Hartford Financial Services Group, Inc.	2.375	6/1/06	510	503
Hartford Financial Services Group, Inc.	4.700	9/1/07	150	150
ING Security Life Institutional Funding	3.943	1/27/06 (2)(3)	1,500	1,501
ING Security Life Institutional Funding	4.250	1/15/10 (3)	200	196
Jackson National Life Insurance Co.	5.250	3/15/07 (3)	300	303
John Hancock Global Funding II	5.625	6/27/06 (3)	440	444
John Hancock Global Funding II	7.900	7/2/10 (3)	1,000	1,129
Lincoln National Corp.	5.250	6/15/07	225	227
Marsh & McLennan Cos., Inc.	5.375	7/15/14	100	97
MassMutual Global Funding II	3.250	6/15/07 (3)	700	685
MetLife, Inc.	5.250	12/1/06	475	479
Monumental Global Funding II	3.980	12/27/06 (2)(3)	2,000	2,000
Monumental Global Funding II	3.450	11/30/07 (3)	200	195
Monumental Global Funding II	4.375	7/30/09 (3)	400	395
Nationwide Life Global Funding	5.350	2/15/07 (3)	1,210	1,223
New York Life Global Funding	3.875	1/15/09 (3)	600	586
Premium Asset Trust	3.749	7/15/08 (2)(3)	1,100	1,099
PRICOA Global Funding I	3.900	12/15/08 (3)	1,050	1,024
Principal Life Global	6.125	3/1/06 (3)	930	937
Principal Life Global	3.930	11/13/06 (2)(3)	640	641
Protective Life US Funding	5.875	8/15/06 (3)	1,400	1,417
Safeco Corp.	4.200	2/1/08	450	444
TIAA Global Markets	5.000	3/1/07 (3)	750	755
TIAA Global Markets	4.125	11/15/07 (3)	1,250	1,238
Travelers Property Casualty Corp.	3.750	3/15/08	770	752
Willis Group Holdings Ltd.	5.125	7/15/10	350	350
Xlliac Global Funding	4.800	8/10/10 (3)	330	328
Real Estate Investment Trusts (1.5%)
Arden Realty LP	5.200	9/1/11	180	178
Developers Diversified Realty	5.250	4/15/11	170	169
EOP Operating LP	8.375	3/15/06	1,500	1,526
Health Care Property Investment, Inc.	6.450	6/25/12	300	318
Health Care Property Investors	7.500	1/15/07	500	517
Health Care REIT, Inc.	7.500	8/15/07	31	32
Health Care REIT, Inc.	8.000	9/12/12	250	283
HRPT Properties Trust	6.500	1/15/13	500	531
Rouse Co.	3.625	3/15/09	200	187
Simon Property Group Inc.	4.875	3/18/10	900	897
Simon Property Group Inc.	4.875	8/15/10	350	349
Westfield Capital Corp.	4.000	11/2/07 (2)(3)	750	752
Other (0.3%)
Berkshire Hathaway Finance Corp.	3.600	1/11/08 (2)	400	400
Berkshire Hathaway Finance Corp.	3.375	10/15/08	500	484
Berkshire Hathaway Finance Corp.	4.850	1/15/15	200	198

				122,675

Industrial (24.0%)
Basic Industry (0.5%)
Celulosa Arauco Constitution SA	5.625	4/20/15 (3)	75	74
E.I. du Pont de Nemours & Co.	4.125	4/30/10	300	293
Falconbridge Ltd.	7.350	11/1/06	100	103
Georgia-Pacific Corp.	8.125	5/15/11	200	220
International Paper Co.	7.625	1/15/07	250	259
Lubrizol Corp.	5.875	12/1/08	250	255
Lubrizol Corp.	4.625	10/1/09	600	591
Praxair, Inc.	4.750	7/15/07	130	130
Capital Goods (3.1%)
Avery Dennison Corp.	3.990	8/10/07 (2)	525	525
Boeing Capital Corp.	5.650	5/15/06	5	5
Boeing Capital Corp.	5.750	2/15/07	575	584
Carlisle Cos., Inc.	7.250	1/15/07	400	412
Caterpillar Financial Services Corp.	4.500	9/1/08	1,000	997
John Deere Capital Corp.	3.944	3/16/06 (2)	500	500
John Deere Capital Corp.	4.080	6/28/06 (2)	500	500
John Deere Capital Corp.	3.900	1/15/08	1,075	1,058
John Deere Capital Corp.	4.625	4/15/09	700	699
Masco Corp.	4.048	3/9/07 (2)(3)	800	801
Masco Corp.	4.625	8/15/07	160	160
Northrop Grumman Corp.	7.000	3/1/06	875	884
Oakmont Asset Trust	4.514	12/22/08 (3)	410	403
PACTIV Corp.	7.200	12/15/05	125	126
Raytheon Co.	6.750	8/15/07	91	94
Textron Financial Corp.	4.090	8/28/07 (2)	325	325
Textron Financial Corp.	4.125	3/3/08	300	296
Textron Financial Corp.	4.600	5/3/10	270	268
TRW, Inc.	8.750	5/15/06	400	409
Tyco International Group SA	6.375	2/15/06	350	352
Tyco International Group SA	5.800	8/1/06	920	929
Tyco International Group SA	6.375	10/15/11	235	250
United Technologies Corp.	4.875	11/1/06	540	541
WMX Technologies Inc.	7.000	10/15/06	300	307
Communication (6.1%)
America Movil SA de C.V	4.125	3/1/09	375	367
British Sky Broadcasting Corp.	6.875	2/23/09	115	122
British Sky Broadcasting Corp.	8.200	7/15/09	345	383
British Telecommunications PLC	7.875	12/15/05	1,575	1,585
Cingular Wireless	5.625	12/15/06	150	152
Clear Channel Communications, Inc.	3.125	2/1/07	200	195
Clear Channel Communications, Inc.	4.625	1/15/08	795	787
Comcast Cable Communications, Inc.	6.375	1/30/06	325	327
Comcast Cable Communications, Inc.	8.375	5/1/07	300	317
Comcast Corp.	5.850	1/15/10	300	310
Cox Communications, Inc.	3.875	10/1/08	125	121
Cox Communications, Inc.	7.875	8/15/09	563	616
Cox Communications, Inc.	4.625	1/15/10	600	587
Deutsche Telekom International Finance	3.875	7/22/08	476	467
Deutsche Telekom International Finance	8.500	6/15/10	225	254
France Telecom	7.200	3/1/06	685	694
Gannett Co., Inc.	4.125	6/15/08	755	745
GTE Corp.	6.360	4/15/06	1,300	1,312
Liberty Media Corp.	5.370	9/17/06 (2)	1,250	1,259
News America Inc.	6.625	1/9/08	630	655
NYNEX Corp.	9.550	5/1/10 (1)	242	269
Pacific Bell	6.875	8/15/06	260	265
Pacific Bell	6.625	11/1/09	150	159
R.R. Donnelley & Sons Co.	5.000	11/15/06	110	110
SBC Communications, Inc.	7.350	3/1/06	750	759
SBC Communications, Inc.	7.500	5/1/07	475	496
SBC Communications, Inc.	4.125	9/15/09	550	535
Sprint Capital Corp.	6.000	1/15/07	220	224
Sprint Capital Corp.	6.125	11/15/08	500	519
Sprint Capital Corp.	7.625	1/30/11	420	470
Telecom Italia Capital	4.000	1/15/10 (3)	600	577
Telecom Italia Capital	4.875	10/1/10	300	297
Telefonos de Mexico SA	4.500	11/19/08	1,995	1,970
Telus Corp.	7.500	6/1/07	380	397
Univision Communications, Inc.	2.875	10/15/06	275	270
Univision Communications, Inc.	3.500	10/15/07	500	486
Univision Communications, Inc.	3.875	10/15/08	270	260
USA Interactive	7.000	1/15/13	450	475
USA Networks, Inc.	6.750	11/15/05	325	326
Verizon Global Funding Corp.	7.250	12/1/10	740	817
Verizon Wireless Capital	5.375	12/15/06	1,325	1,337
Vodafone AirTouch PLC	7.750	2/15/10	410	457
Consumer Cyclical (3.5%)
American Honda Finance	3.932	1/27/06 (2)(3)	600	600
Carnival Corp.	3.750	11/15/07	400	393
Cendant Corp.	6.250	1/15/08	475	487
Centex Corp.	4.550	11/1/10	130	126
CVS Corp.	4.000	9/15/09	225	219
CVS Corp.	6.117	1/10/13 (1)(3)	627	656
DaimlerChrysler North America Holding Corp.	4.026	3/7/07 (2)	500	499
DaimlerChrysler North America Holding Corp.	4.314	9/10/07 (1)(2)	600	601
DaimlerChrysler North America Holding Corp.	4.050	6/4/08	600	586
DaimlerChrysler North America Holding Corp.	7.200	9/1/09	250	266
DaimlerChrysler North America Holding Corp.	4.875	6/15/10	250	245
Ford Motor Credit Co.	6.500	1/25/07	566	568
Ford Motor Credit Co.	4.950	1/15/08	400	384
General Motors Acceptance Corp.	6.125	9/15/06	366	367
General Motors Acceptance Corp.	6.125	2/1/07	80	80
GSC Holdings Corp.	8.000	10/1/12 (3)	25	25
Harley-Davidson Inc.	3.625	12/15/08 (3)	250	241
Home Depot Inc.	5.375	4/1/06	300	302
International Speedway Corp.	4.200	4/15/09	580	565
Johnson Controls, Inc.	5.000	11/15/06	110	110
K Hovnanian Enterprises	6.250	1/15/16 (3)	320	298
May Department Stores Co.	5.950	11/1/08	460	474
Mohawk Industries Inc.	6.500	4/15/07	350	359
Nissan Motor Acceptance Corp.	4.625	3/8/10 (3)	680	673
Pulte Homes, Inc.	7.300	10/24/05	175	175
Target Corp.	5.375	6/15/09	125	128
Time Warner, Inc.	6.125	4/15/06	235	237
Time Warner, Inc.	8.110	8/15/06	370	381
Time Warner, Inc.	6.150	5/1/07	500	511
Viacom Inc.	6.400	1/30/06	700	704
Viacom Inc.	5.625	5/1/07	250	253
Wal-Mart Stores, Inc.	4.000	1/15/10	400	390
Yum! Brands, Inc.	8.500	4/15/06	120	122
Yum! Brands, Inc.	7.650	5/15/08	735	785
Yum! Brands, Inc.	8.875	4/15/11	200	237
Consumer Noncyclical (6.0%)
Abbott Laboratories	6.400	12/1/06	550	562
Aetna, Inc.	7.375	3/1/06	300	304
Altria Group, Inc.	5.625	11/4/08	250	256
AmerisourceBergen Corp.	5.625	9/15/12 (3)	200	198
Amgen Inc.	4.000	11/18/09	750	731
Baxter International, Inc.	4.750	10/15/10 (3)	440	437
Beckman Instruments, Inc.	7.450	3/4/08	345	365
Brown-Forman Corp.	3.000	3/15/08	800	771
Cadbury Schweppes US Finance	3.875	10/1/08 (3)	1,130	1,101
Campbell Soup Co.	5.500	3/15/07	680	689
Caremark RX Inc.	7.375	10/1/06	860	880
Clorox Co.	3.982	12/14/07 (2)	850	850
ConAgra Foods, Inc.	6.000	9/15/06	500	506
Corn Products International Inc.	8.250	7/15/07	300	318
Dean Foods Co.	6.625	5/15/09	200	209
Diageo Capital PLC	3.710	4/20/07 (2)	700	701
Diageo Capital PLC	3.375	3/20/08	500	485
Diageo Finance BV	3.000	12/15/06	1,100	1,080
Fortune Brands Inc.	2.875	12/1/06	620	608
Genentech Inc.	4.750	7/15/15 (3)	525	517
General Mills, Inc.	5.125	2/15/07	1,525	1,536
Guidant Corp.	6.150	2/15/06	675	679
H.J. Heinz Co.	6.000	3/15/08	225	232
Hormel Foods Corp.	6.625	6/1/11	100	109
Hospira, Inc.	4.950	6/15/09	460	461
Humana Inc.	7.250	8/1/06	630	643
Kellogg Co.	4.875	10/15/05	215	215
Kraft Foods, Inc.	4.625	11/1/06	600	600
Kraft Foods, Inc.	5.250	6/1/07	500	505
Kraft Foods, Inc.	4.125	11/12/09	500	488
Kroger Co.	7.625	9/15/06	73	75
Kroger Co.	7.650	4/15/07	205	213
Kroger Co.	6.375	3/1/08	155	160
Kroger Co.	7.450	3/1/08	120	127
Manor Care Inc.	8.000	3/1/08	50	53
Medtronic Inc.	4.375	9/15/10 (3)	400	395
Molson Coors	4.850	9/22/10 (3)	150	149
Pepsi Bottling Holdings Inc.	5.625	2/17/09 (3)	300	309
Quest Diagnostic, Inc.	6.750	7/12/06	885	899
Sara Lee Corp.	1.950	6/15/06	600	589
Sara Lee Corp.	3.875	6/15/13	200	182
UnitedHealth Group, Inc.	3.375	8/15/07	225	220
UnitedHealth Group, Inc.	3.300	1/30/08	625	608
WellPoint, Inc.	6.375	6/15/06	1,000	1,013
Wrigley Co.	4.650	7/15/15	200	196
Energy (0.9%)
Amerada Hess Corp.	6.650	8/15/11	400	434
Burlington Resources, Inc.	5.600	12/1/06	985	997
Devon Energy Corp.	2.750	8/1/06	1,158	1,141
Diamond Offshore Drilling	5.150	9/1/14	235	235
PF Export Receivables Master Trust	3.748	6/1/13 (1)(3)	265	250
PF Export Receivables Master Trust	6.436	6/1/15 (1)(3)	448	447
Technology (0.5%)
Affiliated Computer Services	4.700	6/1/10	270	264
Computer Associates Inc.	4.750	12/1/09 (3)	150	147
Dell Inc.	6.550	4/15/08	300	313
First Data Corp.	3.375	8/1/08	125	121
First Data Corp.	4.500	6/15/10	525	521
Hewlett-Packard Co.	3.625	3/15/08	250	244
Pitney Bowes, Inc.	5.000	3/15/15	305	307
Transportation (2.0%)
American Airlines, Inc.	3.857	7/9/10 (1)	244	236
American Airlines, Inc. Pass-Through Certificates	4.580	9/23/07 (1)(2)	454	454
Burlington Northern Santa Fe Corp.	6.375	12/15/05	430	432
Burlington Northern Santa Fe Corp.	7.875	4/15/07	360	376
Continental Airlines, Inc.	9.798	4/1/21 (1)	200	199
CSX Corp.	7.450	5/1/07	145	151
ERAC USA Finance Co.	7.350	6/15/08 (3)	245	260
FedEx Corp.	6.875	2/15/06	325	328
FedEx Corp.	2.650	4/1/07	750	729
JetBlue Airways Corp.	4.245	12/15/13 (1)(2)	517	517
JetBlue Airways Corp.	4.290	3/15/14 (2)	700	698
JetBlue Airways Corp.	4.240	11/15/16 (2)	440	440
Norfolk Southern Corp.	7.350	5/15/07	27	28
Norfolk Southern Corp.	5.257	9/17/14	135	138
Quantas Airways	5.125	6/20/13 (3)	600	589
Southwest Airlines Co.	5.250	10/1/14	350	342
Southwest Airlines Co.	5.125	3/1/17	250	235
TFM SA de CV	9.375	5/1/12 (3)	170	186
Union Pacific Corp.	5.750	10/15/07	700	714
Union Pacific Corp.	7.250	11/1/08	250	267
Union Pacific Corp.	3.875	2/15/09	100	97
Other (1.4%)
Black & Decker Corp.	7.000	2/1/06	375	378
Briggs & Stratton Corp.	8.875	3/15/11	430	491
Cintas Corp.	5.125	6/1/07	600	606
Parker Retirement Savings Plan Trust	6.340	7/15/08 (1)(3)	115	118
Targeted Return Index Securities Trust 5-2002	5.940	1/25/07 (3)	1,122	1,132
Thermo Electron Corp.	5.000	6/1/15 (3)	150	147
Traded Custody Receipts	5.878	3/1/07 (3)	2,080	2,093

				89,153

Utilities (5.8%)
Electric (4.8%)
Alabama Power Co.	4.026	8/25/09 (2)	335	337
American Electric Power Co., Inc.	6.125	5/15/06	158	160
Appalachian Power Corp.	4.340	6/29/07 (2)	225	225
Avista Corp.	9.750	6/1/08	425	472
Detroit Edison Co.	5.050	10/1/05	500	500
Dominion Resources, Inc.	4.300	9/28/07 (2)	1,075	1,077
DTE Energy Co.	6.450	6/1/06	475	481
Entergy Gulf States	3.600	6/1/08	1,310	1,259
FirstEnergy Corp.	5.500	11/15/06	440	444
Georgia Power Co.	4.875	7/15/07	1,425	1,433
GWF Energy LLC	6.131	12/30/11 (1)(3)	344	346
HQI Transelec Chile SA	7.875	4/15/11	880	998
Indiana Michigan Power Co.	6.125	12/15/06	335	342
National Rural Utilities Cooperative Finance Corp.	3.000	2/15/06	1,250	1,244
Niagara Mohawk Power Corp.	9.750	11/1/05	165	166
NiSource Finance Corp.	7.625	11/15/05	680	683
NiSource Finance Corp.	3.200	11/1/06	175	172
Northern States Power Co.	2.875	8/1/06	475	469
Oncor Electric Delivery Co.	6.375	5/1/12	300	322
Pacific Gas & Electric Co.	3.600	3/1/09	1,000	966
Pepco Holdings, Inc.	5.500	8/15/07	340	344
Pepco Holdings, Inc.	4.495	6/1/10 (2)	250	251
PPL Capital Funding, Inc.	8.375	6/15/07	675	714
PPL Capital Funding, Inc.	4.330	3/1/09	550	538
PSI Energy Inc.	6.650	6/15/06	445	451
Public Service Co. of Colorado	4.375	10/1/08	330	327
Public Service Co. of New Mexico	4.400	9/15/08	150	148
Public Service Electric & Gas	4.000	11/1/08	300	294
Puget Sound Energy Inc.	3.363	6/1/08	390	376
Southern California Edison Co.	3.870	1/13/06 (2)	165	165
Southern California Edison Co.	7.625	1/15/10	50	55
SP PowerAssets Ltd.	3.800	10/22/08 (3)	500	487
Texas - New Mexico Power Co.	6.125	6/1/08	375	381
Virginia Electric & Power Co.	5.750	3/31/06	600	604
Virginia Electric & Power Co.	4.500	12/15/10	312	306
Natural Gas (1.0%)
AGL Capital Corp.	7.125	1/14/11	100	110
CenterPoint Energy Resources	8.900	12/15/06	600	629
CenterPoint Energy Resources	6.500	2/1/08	490	507
Energen Corp.	4.140	11/15/07 (1)(2)	800	800
Enterprise Products Operating LP	4.000	10/15/07	115	113
Panhandle Eastern Pipeline	2.750	3/15/07	180	175
Plains All American Pipeline LP	4.750	8/15/09	550	544
Ras Laffan Liquified Natural Gas Co.	3.437	9/15/09 (1)(3)	626	607
TGT Pipeline, LLC	5.500	2/1/17	100	99
Yosemite Security Trust	8.250	11/15/04†	370	207

				21,328

TOTAL CORPORATE BONDS
(Cost $320,832)				318,231

TAXABLE MUNICIPAL BOND (0.1%)

Texas Municipal Gas Corp.
(Cost $370)	2.600	7/1/07 (3)	370	364

SOVEREIGN BONDS (U.S. Dollar-Denominated) (1.1%)

China Development Bank	5.000	10/15/15	100	99
Corp. Andina de Fomenta	4.010	1/26/07 (2)	300	301
Export-Import Bank of Korea	4.125	2/10/09 (3)	450	440
Korea Development Bank	4.750	7/20/09	1,175	1,168
Pemex Finance Ltd.	8.020	5/15/07 (1)	82	84
Pemex Project Funding Master Trust	5.750	12/15/15 (3)	350	347
Petroleum Export Limited	4.623	6/15/10 (1)(3)	700	692
Petroleum Export Limited	5.265	6/15/11 (1)(3)	530	535
Republic of Korea	4.875	9/22/14	325	321

TOTAL SOVEREIGN BONDS
(Cost $4,015)				3,987

PREFERRED STOCKS (0.2%)			Shares

Goldman Sachs Group Inc.	3.910%	13,200		335
Public Storage, Inc. REIT	6.600%	7,050		177
Southern California Edison Co.	6.125%	1,500		149

TOTAL PREFERRED STOCKS
(Cost $656)	661

TEMPORARY CASH INVESTMENT (2.9%)
Vanguard Market Liquidity Fund, 3.744%++
(Cost $10,892)			10,891,635	10,892

TOTAL INVESTMENTS (99.7%)
(Cost $372,848)	369,497

OTHER ASSETS AND LIABILITIES-NET (0.3%)	1,087

NET ASSETS (100%)	$370,584

*	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
**	Securities with a value of $991,000 have been segregated as initial margin for open futures contracts.
†	Non-income-producing security — security in default.
††	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)	Adjustable-rate note.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $54,808,000, representing 14.8% of net assets.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2005, the cost of investment securities for tax purposes was $372,972,000. Net unrealized depreciation of investment securities for tax purposes was $3,475,000, consisting of unrealized gains of $3,746,000 on securities that had risen in value since their purchase and $7,221,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	(94)	$19,354	$58
5-Year U.S. Treasury Note	29	3,099	(18)
10-Year U.S. Treasury Note	67	7,365	(69)
30-Year U.S. Treasury Bond	22	2,517	(5)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the fund receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the fund agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2005, the fund had the following open swap contracts:

Credit Default Swaps
Reference Entity	Termination Date	Dealer *	Notional Amount (000)	Premium Received	Unrealized Appreciation (Depreciation) (000)

Coca-Cola Co.	12/29/2006	DBS	$1,275	0.18%	$3
Coca-Cola Co.	1/2/2007	DBS	1,125	0.18%	2
Fifth Third Bank	4/2/2007	DBS	883	0.45%	1
UPS	3/20/2008	WB	2,040	0.07%	(2)
Procter & Gamble Co.	9/20/2008	DBS	2,500	0.12%	-
Raytheon Co.	9/20/2010	BS	400	0.36%	(1)

	$3

Interest Rate Swaps
Termination Date	Dealer *	Notional Amount (000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) (000)

12/13/2005	ABN	$1,100	1.948%	(3.85%)†	$(4)
12/15/2005	LEH	650	2.935%	(3.870%)†	(1)
1/27/2006	LEH	1,500	2.551%	(3.663%)†	(7)
2/15/2006	LEH	2,050	2.578%	(3.790%)†	(12)
4/10/2006	BA	2,000	2.419%	(3.550%)†	(19)
5/11/2006	DBS	3,350	2.961%	(3.780%)†	(26)
6/1/2006	ABN	1,360	3.000%	(3.870%)†	(12)
7/23/2006	DBS	535	3.056%	(3.650%)†	(6)
9/15/2006	LEH	675	2.680%	(3.870%)†	(11)
9/15/2006	LEH	675	2.571%	(3.870%)†	(11)
9/18/2006	LEH	1,250	2.578%	(3.870%)†	(21)
12/10/2006	LEH	650	3.152%	(3.834%)†	(10)
1/26/2007	DBS	300	2.607%	(3.660%)†	(7)
2/1/2007	DBS	600	(3.960%)	3.693%†	4
3/9/2007	JPM	800	3.108%	(3.798%)†	(15)
3/12/2007	DBS	350	2.698%	(3.834%)†	(9)
4/2/2007	DBS	883	3.085%	(3.529%)†	(18)
4/5/2007	LEH	1,000	2.708%	(3.529%)†	(26)
5/25/2007	ABN	1,240	3.193%	(3.836%)†	(26)
6/14/2007	DBS	900	3.220%	(3.857%)†	(19)
11/1/2007	ABN	760	3.163%	(3.693%)†	(21)
1/15/2008	LEH	1,300	3.345%	(3.599%)†	(34)
6/2/2009	DBS	1,350	3.765%	(3.870%)†	(38)

	$(349)

*ABN-ABN Amro.
BA-Bank of America.
BS-Bear, Stearns & Co., Inc.
DBS-Deutsche Bank Securities.
JPM-JPMorgan Chase.
LEH-Lehman Brothers Special Financing Inc.
WB-Wachovia Bank.
†Based on three-month London InterBank Offered Rate (LIBOR).

VANGUARD VARIABLE INSURANCE FUND
High Yield Bond Portfolio
Schedule of Investments
September 30, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

CORPORATE BONDS (93.3%)

Finance (2.1%)
Banking (0.7%)
Chevy Chase Savings Bank	6.875%	12/1/2013	$720	$745
Western Financial Bank	9.625%	5/15/2012	915	1,052
Brokerage (0.6%)
E*TRADE Financial Corp.	8.000%	6/15/2011	650	671
E*TRADE Financial Corp.	7.375%	9/15/2013 (1)	325	327
REFCO Finance Holdings	9.000%	8/1/2012	383	417
Insurance (0.6%)
Provident Funding Mortgage Loan Trust	7.000%	7/15/2018	475	479
UnumProvident Corp.	7.625%	3/1/2011	265	284
UnumProvident Corp.	6.750%	12/15/2028	585	551
UnumProvident Corp.	7.375%	6/15/2032	175	173
Real Estate Investment Trusts (0.2%)
CBRE Escrow Inc.	9.750%	5/15/2010	227	250
Thornburg Mortgage	8.000%	5/15/2013	195	193

				5,142

Industrial (80.2%)
Basic Industry (11.9%)
Abitibi-Consolidated Inc.	8.550%	8/1/2010	1,690	1,719
Abitibi-Consolidated Inc.	7.500%	4/1/2028	775	651
Airgas, Inc.	9.125%	10/1/2011	595	641
Arch Western Finance	6.750%	7/1/2013 (3)	1,195	1,219
BCP Caylux Holdings	9.625%	6/15/2014	770	860
Borden U.S. Financial/Nova Scotia	9.000%	7/15/2014 (1)	410	422
Bowater Canada Finance	7.950%	11/15/2011	1,250	1,259
Bowater Inc.	6.500%	6/15/2013	25	23
Compass Minerals Group	10.000%	8/15/2011	1,000	1,080
Equistar Chemicals LP	10.125%	9/1/2008	165	178
Equistar Chemicals LP	10.625%	5/1/2011	605	659
Georgia-Pacific Corp.	8.875%	2/1/2010	1,315	1,463
Georgia-Pacific Corp.	9.375%	2/1/2013	1,890	2,110
Georgia-Pacific Corp.	8.000%	1/15/2024	430	474
Hawk Corp.	8.750%	11/1/2014	235	237
Huntsman Advanced Materials	11.000%	7/15/2010	170	190
Huntsman LLC	11.625%	10/15/2010	225	257
IMC Global, Inc.	10.875%	6/1/2008	1,020	1,145
IMC Global, Inc.	11.250%	6/1/2011	70	76
IMC Global, Inc.	7.300%	1/15/2028	640	656
Koppers Inc.	9.875%	10/15/2013	675	743
Longview Fibre Co.	10.000%	1/15/2009	340	360
Lyondell Chemical Co.	9.625%	5/1/2007	765	803
Lyondell Chemical Co.	9.500%	12/15/2008	415	437
Massey Energy Co.	6.625%	11/15/2010	340	346
MDP Acquisitions	9.625%	10/1/2012	325	327
Methanex Corp.	8.750%	8/15/2012	855	975
Millennium America Inc.	9.250%	6/15/2008	840	907
Nalco Co.	7.750%	11/15/2011	710	730
Nalco Co.	8.875%	11/15/2013	140	144
Neenah Paper Inc.	7.375%	11/15/2014	810	780
Nell Af Sarl	8.375%	8/15/2015 (1)	410	402
Norske Skog Canada	8.625%	6/15/2011	965	975
Novelis Corp.	7.250%	2/15/2015 (1)	990	950
Peabody Energy Corp.	6.875%	3/15/2013	1,135	1,186
Russel Metals Inc.	6.375%	3/1/2014	130	126
Smurfit Capital Funding PLC	7.500%	11/20/2025	195	182
Steel Dynamics, Inc.	9.500%	3/15/2009	720	763
Stone Container Corp.	9.250%	2/1/2008	760	779
Stone Container Corp.	9.750%	2/1/2011	970	980
Tembec Industries Inc.	8.500%	2/1/2011	180	118
U.S. Steel LLC	10.750%	8/1/2008	765	851
Capital Goods (6.8%)
Alliant Techsystems Inc.	8.500%	5/15/2011	315	331
Allied Waste North America Inc.	8.875%	4/1/2008	1,265	1,316
Allied Waste North America Inc.	8.500%	12/1/2008	150	156
Allied Waste North America Inc.	6.500%	11/15/2010	55	54
Allied Waste North America Inc.	5.750%	2/15/2011	405	378
Allied Waste North America Inc.	6.375%	4/15/2011	300	288
Allied Waste North America Inc.	7.250%	3/15/2015 (1)	490	483
Argo Tech Corp.	9.250%	6/1/2011	520	549
Ashtead Holding PLC	8.625%	8/1/2015 (1)	125	133
Building Materials Corp.	7.750%	8/1/2014	900	873
Case New Holland Inc.	9.250%	8/1/2011	1,830	1,935
Crown Euro Holdings SA	9.500%	3/1/2011	375	411
Crown Euro Holdings SA	10.875%	3/1/2013	895	1,039
Douglas Dynamic LLC	7.750%	1/15/2012 (1)	160	160
Invensys PLC	9.875%	3/15/2011 (1)	1,120	1,120
L-3 Communications Inc.	7.625%	6/15/2012	950	1,002
L-3 Communications Inc.	6.375%	10/15/2015 (1)	450	452
Moog Inc.	6.250%	1/15/2015	200	201
Moog Inc.	6.250%	1/15/2015 (1)	205	206
NMHG Holding Co.	10.000%	5/15/2009	485	519
Owens-Brockway Glass Conainter, Inc.	7.750%	5/15/2011	650	674
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	705	742
Owens-Brockway Glass Container, Inc.	8.750%	11/15/2012	265	286
Sequa Corp.	9.000%	8/1/2009	1,355	1,440
Texas Industries Inc.	7.250%	7/15/2013 (1)	390	409
TransDigm, Inc.	8.375%	7/15/2011	70	74
United Rental North America	6.500%	2/15/2012	1,640	1,579
Communication (19.6%)
AT&T Corp.	9.050%	11/15/2011 (3)	1,179	1,329
AT&T Corp.	9.750%	11/15/2031 (3)	230	290
Canwest Media Inc.	10.625%	5/15/2011	520	562
Canwest Media Inc.	8.000%	9/15/2012	825	875
Centennial Cellular	10.125%	6/15/2013	450	503
Centennial Communication	8.125%	2/1/2014 (3)	85	90
Charter Communications OPT LLC	8.000%	4/30/2012 (1)	2,495	2,507
Charter Communications OPT LLC	8.375%	4/30/2014 (1)	650	648
Citizens Communications	7.625%	8/15/2008	370	389
Citizens Communications	9.250%	5/15/2011	1,680	1,848
Corus Entertainment, Inc.	8.750%	3/1/2012	1,290	1,380
CSC Holdings, Inc.	7.875%	12/15/2007	625	642
CSC Holdings, Inc.	8.125%	7/15/2009	240	242
CSC Holdings, Inc.	8.125%	8/15/2009	1,170	1,176
CSC Holdings, Inc.	7.625%	4/1/2011	310	305
CSC Holdings, Inc.	7.000%	4/15/2012 (1)(3)	585	551
Dex Media East LLC	9.875%	11/15/2009	980	1,068
Dex Media West LLC	8.500%	8/15/2010	255	270
Dex Media, Inc.	8.000%	11/15/2013	450	462
DirecTV Holdings	8.375%	3/15/2013	235	257
Dobson Cellular Systems	8.375%	11/1/2011	670	707
Dobson Cellular Systems	9.875%	11/1/2012	490	538
EchoStar DBS Corp.	5.750%	10/1/2008	640	633
EchoStar DBS Corp.	6.375%	10/1/2011	685	678
GCI Inc.	7.250%	2/15/2014	1,410	1,364
Houghton Mifflin Co.	8.250%	2/1/2011	790	820
Insight Midwest LP	10.500%	11/1/2010	1,635	1,717
Intelsat Bermuda Ltd.	5.250%	11/1/2008	505	463
Intelsat Bermuda Ltd.	8.695%	1/15/2012 (1)(3)	240	245
Intelsat Bermuda Ltd.	8.250%	1/15/2013 (1)	200	201
Intelsat Bermuda Ltd.	8.625%	1/15/2015 (1)	1,265	1,290
Lamar Media Corp.	7.250%	1/1/2013	400	420
Lamar Media Corp.	6.625%	8/15/2015 (1)	255	259
Liberty Media Corp.	7.750%	7/15/2009	175	183
Liberty Media Corp.	7.875%	7/15/2009	760	798
Liberty Media Corp.	5.700%	5/15/2013	830	759
Liberty Media Corp.	8.250%	2/1/2030	610	589
Lin Television Corp.	6.500%	5/15/2013 (1)	475	449
Mail-Well Corp.	9.625%	3/15/2012	970	1,033
MCI Inc.	7.688%	5/1/2009 (3)	370	384
MCI Inc.	8.735%	5/1/2014 (3)	1,110	1,242
Mediacom Broadband LLC	11.000%	7/15/2013	1,015	1,094
Mediacom Broadband LLC	8.500%	10/15/2015 (1)	460	444
Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/2013	435	432
Medianews Group Inc.	6.875%	10/1/2013	700	693
Nextel Communications	5.950%	3/15/2014	1,714	1,757
PanAmSat Corp.	9.000%	8/15/2014	583	617
Quebecor Media Inc.	11.125%	7/15/2011	620	678
Qwest Communications International Inc.	8.875%	3/15/2012 (3)	2,430	2,649
Qwest Communications International Inc.	7.500%	2/15/2014 (3)	355	335
Radio one Inc.	6.375%	2/15/2013 (1)	330	326
Rogers Cable Inc.	7.875%	5/1/2012	90	96
Rogers Cable Inc.	6.250%	6/15/2013	1,255	1,224
Rogers Cable Inc.	5.500%	3/15/2014	725	672
Rogers Cable Inc.	6.750%	3/15/2015	60	61
Rogers Cable Inc.	7.500%	3/15/2015	395	426
Rogers Wireless Inc.	9.625%	5/1/2011	1,495	1,719
Rogers Wireless Inc.	6.375%	3/1/2014	385	389
Shaw Communications Inc.	8.250%	4/11/2010	845	915
Shaw Communications Inc.	7.250%	4/6/2011	55	58
Sinclair Broadcast Group	8.750%	12/15/2011	475	499
Sinclair Broadcast Group	8.000%	3/15/2012	790	814
US West Communications Group	6.875%	9/15/2033	1,605	1,392
Vertis Inc.	9.750%	4/1/2009	415	427
Vertis Inc.	10.875%	6/15/2009	75	74
Videotron Ltee	6.375%	12/15/2015 (1)	155	155
Consumer Cyclical (16.4%)
Affinia Group Inc.	9.000%	11/30/2014 (1)	190	148
AMC Entertainment Inc.	8.000%	3/1/2014	600	528
Argosy Gaming Co.	7.000%	1/15/2014	450	498
Arvinmeritor Inc.	8.750%	3/1/2012	720	709
Aztar Corp	9.000%	8/15/2011	465	494
Beazer Homes USA, Inc.	8.625%	5/15/2011	860	905
Beazer Homes USA, Inc.	8.375%	4/15/2012	195	205
Beazer Homes USA, Inc.	6.875%	7/15/2015 (1)	395	383
Boyd Gaming Corp.	8.750%	4/15/2012	220	237
Boyd Gaming Corp.	7.750%	12/15/2012	315	332
Boyd Gaming Corp.	6.750%	4/15/2014	145	146
Corrections Corp.	6.250%	3/15/2013	345	341
Cummins Inc.	9.500%	12/1/2010 (3)	235	256
Cummins Inc.	7.125%	3/1/2028	189	189
D.R. Horton, Inc.	5.000%	1/15/2009	205	203
D.R. Horton, Inc.	4.875%	1/15/2010	385	376
D.R. Horton, Inc.	9.750%	9/15/2010	220	252
D.R. Horton, Inc.	7.875%	8/15/2011	250	274
D.R. Horton, Inc.	5.375%	6/15/2012	560	549
D.R. Horton, Inc.	5.250%	2/15/2015	810	763
D.R. Horton, Inc.	5.625%	1/15/2016	595	570
Dana Corp.	7.000%	3/15/2028	35	27
Dura Operating Corp.	8.625%	4/15/2012	395	348
Ford Motor Co.	7.450%	7/16/2031	1,845	1,439
Ford Motor Credit Co.	7.000%	10/1/2013	1,375	1,272
General Motors Acceptance Corp.	8.000%	11/1/2031	1,430	1,251
General Motors Corp.	8.375%	7/15/2033	380	296
GSC Holdings Corp.	8.000%	10/1/2012 (1)	665	662
Host Marriott LP	9.500%	1/15/2007	739	776
Host Marriott LP	7.125%	11/1/2013	1,740	1,784
Isle of Capri Casinos	7.000%	3/1/2014	680	653
ITT Corp.	7.375%	11/15/2015	35	38
J.B. Poindexter Co.	8.750%	3/15/2014	545	499
J.C. Penney Co., Inc.	7.375%	8/15/2008	290	306
K Hovnanian Enterprises	6.250%	1/15/2016 (1)	495	460
KB HOME	8.625%	12/15/2008	585	632
KB HOME	7.750%	2/1/2010	50	52
KB HOME	6.375%	8/15/2011	85	85
KB HOME	6.250%	6/15/2015	475	462
Lear Corp.	5.750%	8/1/2014	755	628
Lodgenet Entertainment Corp.	9.500%	6/15/2013	275	300
Mandalay Resort Group	9.375%	2/15/2010	1,185	1,306
Marquee Inc.	8.625%	8/15/2012	695	702
Meritage Corp.	7.000%	5/1/2014	415	403
MGM Mirage, Inc.	9.750%	6/1/2007	825	877
MGM Mirage, Inc.	8.500%	9/15/2010	1,670	1,816
MGM Mirage, Inc.	6.625%	7/15/2015 (1)	260	257
Mohegan Tribal Gaming	6.125%	2/15/2013	390	388
Movie Gallery	11.000%	5/1/2012	440	393
Navistar International Corp.	6.250%	3/1/2012	340	323
Park Place Entertainment Corp.	8.875%	9/15/2008	505	552
Park Place Entertainment Corp.	8.125%	5/15/2011	50	56
Park Place Entertainment Corp.	7.000%	4/15/2013	1,190	1,288
Rite Aid Corp.	8.125%	5/1/2010	80	82
Rite Aid Corp.	9.500%	2/15/2011	1,090	1,153
Rite Aid Corp.	7.500%	1/15/2015	195	185
Riviera Holdings Corp.	11.000%	6/15/2010	390	420
Royal Caribbean Cruises	7.500%	10/15/2027	695	748
Seneca Gaming Corp.	7.250%	5/1/2012	630	646
Seneca Gaming Corp.	7.250%	5/1/2012 (1)	140	143
Service Corp. International	7.000%	6/15/2017 (1)	645	653
Speedway Motorsports Inc.	6.750%	6/1/2013	355	364
Standard Pacific Corp.	6.500%	10/1/2008	550	546
Standard Pacific Corp.	6.875%	5/15/2011	360	354
Starwood Hotel Resorts	7.875%	5/1/2012 (3)	1,525	1,678
Station Casinos	6.000%	4/1/2012	170	170
Station Casinos	6.500%	2/1/2014	585	586
Station Casinos	6.875%	3/1/2016 (1)	360	365
Tenneco Automotive Inc.	10.250%	7/15/2013	565	632
Toll Brothers, Inc.	8.250%	12/1/2011	235	250
TRW Automotive Inc.	9.375%	2/15/2013	1,062	1,152
Visteon Corp.	7.000%	3/10/2014	730	633
Wynn Las Vegas LLC	6.625%	12/1/2014	910	867
Consumer Noncyclical (10.9%)
Ahold Finance USA Inc.	6.875%	5/1/2029	690	649
Alliance One International	11.000%	5/15/2012 (1)	635	603
Altria Group, Inc.	7.000%	11/4/2013	285	313
AmerisourceBergen Corp.	5.625%	9/15/2012 (1)	530	525
AmerisourceBergen Corp.	5.875%	9/15/2015 (1)	635	630
Bio-Rad Laboratories Inc.	7.500%	8/15/2013	195	207
Bio-Rad Laboratories Inc.	6.125%	12/15/2014	175	170
Biovail Corp.	7.875%	4/1/2010	1,045	1,082
Bombardier Recreational	8.375%	12/15/2013	755	785
Columbia/HCA Healthcare Corp.	7.690%	6/15/2025	130	131
Constellation Brands Inc.	8.125%	1/15/2012	865	912
Coventry Health Care Inc.	5.875%	1/15/2012	30	31
Coventry Health Care Inc.	8.125%	2/15/2012	565	610
DaVita Inc.	6.625%	3/15/2013	365	370
DaVita Inc.	7.250%	3/15/2015	375	380
Delhaize America Inc.	9.000%	4/15/2031	360	421
Dole Foods Co.	7.250%	6/15/2010	325	323
Dole Foods Co.	8.875%	3/15/2011	415	430
Fisher Scientific International Inc.	6.750%	8/15/2014	385	402
Fisher Scientific International Inc.	6.125%	7/1/2015 (1)	750	747
HCA Inc.	5.500%	12/1/2009	400	392
HCA Inc.	8.750%	9/1/2010	1,200	1,329
HCA Inc.	5.750%	3/15/2014	260	249
HCA Inc.	6.375%	1/15/2015	2,090	2,075
HCA Inc.	7.500%	11/6/2033	275	276
Health Net Inc.	9.875%	4/15/2011 (3)	622	724
HealthSouth Corp.	8.375%	10/1/2011	845	805
HealthSouth Corp.	7.625%	6/1/2012	970	905
Mylan Laboratories Inc.	5.750%	8/15/2010 (1)	145	145
Mylan Laboratories Inc.	6.375%	8/15/2015 (1)	740	741
NDC Health Corp.	10.500%	12/1/2012	715	820
Omnicare, Inc.	8.125%	3/15/2011	1,250	1,303
Omnicare, Inc.	6.125%	6/1/2013	70	69
Owens & Minor, Inc.	8.500%	7/15/2011	830	880
Philip Morris Cos., Inc.	7.750%	1/15/2027	285	334
Quintiles Transnational	10.000%	10/1/2013	130	146
Radiologix, Inc.	10.500%	12/15/2008	615	650
RJ Reynolds Corp.	6.500%	7/15/2010 (1)	220	219
RJ Reynolds Corp.	7.300%	7/15/2015 (1)	1,040	1,066
Triad Hospitals Inc.	7.000%	5/15/2012	1,500	1,541
United Agricultural Products	8.250%	12/15/2011 (3)	233	246
Valeant Pharmaceuticals International	7.000%	12/15/2011	400	395
Ventas Realty LP/Capital Corp.	6.750%	6/1/2010 (1)	215	219
Ventas Realty LP/Capital Corp.	6.625%	10/15/2014	585	591
Ventas Realty LP/Capital Corp.	6.625%	10/15/2014 (1)	125	126
Ventas Realty LP/Capital Corp.	7.125%	6/1/2015 (1)	470	488
VWR International Inc.	6.875%	4/15/2012	150	148
VWR International Inc.	8.000%	4/15/2014	310	302
Energy (6.8%)
Amerada Hess Corp.	7.875%	10/1/2029	555	678
Amerada Hess Corp.	7.300%	8/15/2031	905	1,056
Chesapeake Energy Corp.	7.750%	1/15/2015	105	112
Chesapeake Energy Corp.	6.625%	1/15/2016	1,020	1,035
Chesapeake Energy Corp.	6.875%	1/15/2016	415	427
Chesapeake Energy Corp.	6.250%	1/15/2018	980	960
Delta Petroleum Corp.	7.000%	4/1/2015	375	357
Encore Acquisition Co.	6.250%	4/15/2014	150	150
Encore Acquisition Co.	6.000%	7/15/2015	495	484
Exco Resources Inc.	7.250%	1/15/2011	900	932
Forest Oil Corp.	8.000%	12/15/2011	640	707
Forest Oil Corp.	7.750%	5/1/2014	400	425
Giant Industries	11.000%	5/15/2012	439	494
Grant Prideco Inc.	6.125%	8/15/2015 (1)	230	232
Hornbeck Offshore Services	6.125%	12/1/2014	375	373
Hornbeck Offshore Services	6.125%	12/1/2014 (1)	150	149
Kerr McGee Corp.	6.950%	7/1/2024	325	336
Kerr-McGee Corp.	7.125%	10/15/2027	205	217
Key Energy Services Inc.	6.375%	5/1/2013	155	154
Magnum Hunter Resources Inc.	9.600%	3/15/2012	637	698
Newfield Exploration Co.	7.450%	10/15/2007	580	602
Newfield Exploration Co.	8.375%	8/15/2012	665	718
Parker Drilling Co.	9.625%	10/1/2013	675	769
Plains Exploration & Production Co.	8.750%	7/1/2012	130	141
Plains Exploration & Production Co.	7.125%	6/15/2014	280	295
Pogo Producing Co.	6.875%	10/1/2017 (1)	375	380
Premcor Refining Group	9.500%	2/1/2013	695	787
Pride International Inc.	7.375%	7/15/2014	1,450	1,566
Range Resources	6.375%	3/15/2015	215	216
Whiting Petroleum Corp.	7.250%	5/1/2012	520	528
Whiting Petroleum Corp.	7.250%	5/1/2013	625	634
Whiting Petroleum Corp.	7.000%	2/1/2014 (1)	110	112
Technology (3.6%)
Flextronics International Ltd.	6.250%	11/15/2014	675	669
IKON Office Solutions	7.750%	9/15/2015 (1)	715	704
Iron Mountain, Inc.	7.750%	1/15/2015	125	127
Lucent Technologies	6.450%	3/15/2029	440	385
MagnaChip Semiconductor	6.875%	12/15/2011	650	624
Sanmina-SCI Corp.	10.375%	1/15/2010	780	860
Sanmina-SCI Corp.	6.750%	3/1/2013	300	284
SunGard Data Systems, Inc.	9.125%	8/15/2013 (1)	1,380	1,425
UGS Corp.	10.000%	6/1/2012	725	792
Xerox Corp.	9.750%	1/15/2009 (3)	2,000	2,240
Xerox Corp.	7.200%	4/1/2016	255	274
Xerox Corp.	8.000%	2/1/2027	400	416
Transportation (1.9%)
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	410	415
Continental Airlines Enhanced Equipment Trust Certificates	7.056%	9/15/2009	554	568
Continental Airlines Enhanced Equipment Trust Certificates	6.900%	1/2/2018 (2)	277	271
Continental Airlines Enhanced Equipment Trust Certificates	9.798%	4/1/2021 (2)	240	239
Delta Air Lines Enhanced Equipment Trust Certificates	7.111%	9/18/2011	745	723
Greenbrier Co. Inc.	8.375%	5/15/2015	635	661
Kansas City Southern Industries, Inc.	9.500%	10/1/2008	600	657
Kansas City Southern Industries, Inc.	7.500%	6/15/2009	655	684
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	250	241
TFM SA de CV	9.375%	5/1/2012 (1)	235	257
Westinghouse Air Brake	6.875%	7/31/2013	5	5
Other (2.3%)
Adesa Corp.	7.625%	6/15/2012	730	741
FastenTech Inc.	11.500%	5/1/2011 (3)	370	391
General Cable Corp.	9.500%	11/15/2010	615	649
Itron Inc.	7.750%	5/15/2012	170	174
JohnsonDiversey Inc.	9.625%	5/15/2012	885	883
Petroleum Geo-Services	10.000%	11/5/2010	945	1,063
Timken Co.	5.750%	2/15/2010	664	668
UCAR Finance, Inc.	10.250%	2/15/2012	940	1,001
Valmont Industries Inc.	6.875%	5/1/2014	115	118

				197,259

Utilities (11.0%)
Electric (7.3%)
AES Corp.	9.500%	6/1/2009	50	54
AES Corp.	9.375%	9/15/2010	80	88
AES Corp.	8.750%	5/15/2013 (1)	1,565	1,714
AES Corp.	9.000%	5/15/2015 (1)	1,565	1,721
Allegheny Energy Supply	7.800%	3/15/2011	180	197
Aquila Inc.	9.950%	2/1/2011 (3)	1,015	1,139
Avista Corp.	9.750%	6/1/2008	570	633
CMS Energy Corp.	7.500%	1/15/2009	95	100
CMS Energy Corp.	8.500%	4/15/2011	760	845
DPL Inc.	6.875%	9/1/2011	439	472
Edison Mission	9.875%	4/15/2011	655	776
Midwest Generation LLC	8.750%	5/1/2034	1,750	1,956
Nevada Power Co.	10.875%	10/15/2009	38	42
Nevada Power Co.	8.250%	6/1/2011	185	205
Nevada Power Co.	6.500%	4/15/2012	295	303
Nevada Power Co.	9.000%	8/15/2013	333	371
Nevada Power Co.	5.875%	1/15/2015	520	517
Northwestern Corp.	5.875%	11/1/2014	90	92
NRG Energy Inc.	8.000%	12/15/2013	318	339
Reliant Energy, Inc.	6.750%	12/15/2014	1,160	1,134
Sierra Pacific Resources	8.625%	3/15/2014	405	446
Sierra Pacific Resources	6.750%	8/15/2017 (1)	160	160
TECO Energy, Inc.	7.200%	5/1/2011	820	872
TECO Energy, Inc.	7.000%	5/1/2012	65	69
TECO Energy, Inc.	6.750%	5/1/2015 (1)	125	131
Texas Genco LLC	6.875%	12/15/2014 (1)	1,260	1,282
TXU Corp.	5.550%	11/15/2014	825	784
TXU Corp.	6.500%	11/15/2024	950	889
TXU Corp.	6.550%	11/15/2034	480	447
Natural Gas (3.7%)
ANR Pipeline Co.	8.875%	3/15/2010	860	930
Colorado Interstate Gas	5.950%	3/15/2015 (1)	90	88
El Paso Natural Gas Co.	7.625%	8/1/2010	425	443
El Paso Natural Gas Co.	7.500%	11/15/2026	190	198
El Paso Production Holdings	7.750%	6/1/2013	1,840	1,930
Enterprise Products Operating LP	6.875%	3/1/2033	450	477
Enterprise Products Operating LP	5.750%	3/1/2035	250	230
Semco Energy Inc.	7.125%	5/15/2008	100	102
Semco Energy Inc.	7.750%	5/15/2013	85	89
Southern Natural Gas	8.875%	3/15/2010	645	698
Suburban Propane Partners	6.875%	12/15/2013	370	346
Williams Cos., Inc.	7.125%	9/1/2011	1,025	1,069
Williams Cos., Inc.	8.125%	3/15/2012 (3)	1,270	1,397
Williams Cos., Inc.	7.500%	1/15/2031	850	905
Williams Cos., Inc.	7.750%	6/15/2031	45	49
Williams Cos., Inc.	8.750%	3/15/2032 (3)	175	207

				26,936

TOTAL CORPORATE BONDS
(Cost $226,093)				229,337

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (4.7%)

U.S. Treasury Note	3.375%	2/28/2007	1,830	1,810
U.S. Treasury Note	6.625%	5/15/2007	1,475	1,532
U.S. Treasury Note	5.625%	5/15/2008	2,165	2,241
U.S. Treasury Note	5.500%	5/15/2009	3,200	3,342
U.S. Treasury Note	5.750%	8/15/2010	1,875	2,000
U.S. Treasury Note	3.875%	2/15/2013	145	141
U.S. Treasury Note	4.250%	8/15/2014	475	472

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $11,753)				11,538

SOVEREIGN BONDS (U.S. Dollar Denominated) (0.6%)

Federal Republic of Brazil	8.000%	1/15/2018 (2)	900	949
Pemex Project Funding Master Trust	5.750%	12/15/2015 (1)	665	658

TOTAL SOVEREIGN BONDS
(Cost $1,586)				1,607

TEMPORARY CASH INVESTMENTS (6.5%)

Repurchase Agreement (6.3%)
Goldman Sachs & Co.
(Dated 9/30/2005, Repurchase Value $15,405,000,
collateralized by Federal National Mortgage Assn., 5.500%, 3/1/2033	3.900%	10/3/2005	15,400	15,400
Money Market Fund (0.2%)
			Shares
†Vanguard Market Liquidty Fund, 3.744%			488,654	489

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $15,889)				15,889

TOTAL IVESTMENTS (105.1%)
(Cost $255,321)				258,371

OTHER ASSETS AND LIABILITIES-NET (-5.1%)				(12,457)

NET ASSETS (100%)				$245,914

^	Part of security position is on loan to broker/dealers.
†	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $29,732,000, representing 12.1% of net assets.
(2)	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(3)	Adjustable-rate note.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2005, the cost of investment securities for tax purposes was $255,321,000. Net unrealized appreciation of investment securities for tax purposes was $3,050,000, consisting of unrealized gains of $6,150,000 on securities that had risen in value since their purchase and $3,100,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Variable Insurance Fund — Total Stock Market Index Portfolio
Schedule of Investments
September 30, 2005

	Shares	Market Value ($000)

INVESTMENT COMPANIES (100.0%)

Vanguard Variable Insurance Fund - Equity Index Portfolio	8,555,570	$233,653
Vanguard Extended Market Index Fund Investor Shares	1,945,748	65,611
Vanguard Total Stock Market Index Fund VIPER Shares	49,900	6,059

TOTAL INVESTMENTS (100.0%)
(Cost $283,368)		305,323

OTHER ASSETS AND LIABILITIES — NET (0.0%)		38

NET ASSETS (100%)		$305,361

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At September 30, 2005, the cost of investment securities for tax purposes was $283,368,000. Net unrealized appreciation of investment securities for tax purposes was $21,955,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

VANGUARD VARIABLE INSURANCE FUND
Balanced Portfolio
Schedule of Investments
September 30, 2005

	Shares	Market Value ($000)

COMMON STOCK (65.0%)

Auto & Transportation (3.2%)
Canadian National Railway Co.	157,250	$11,163
Union Pacific Corp.	154,900	11,106
CSX Corp.	168,300	7,823
Norfolk Southern Corp.	88,800	3,602
Genuine Parts Co.	44,200	1,896
^ Canadian Pacific Railway Ltd	41,250	1,772

		37,362

Consumer Discretionary (5.4%)
McDonald's Corp.	313,700	10,506
Time Warner, Inc.	466,100	8,441
Waste Management, Inc.	279,000	7,982
Kimberly-Clark Corp.	122,000	7,263
Gillette Co.	97,300	5,663
Viacom Inc. Class B	164,600	5,433
Fuji Photo Film Co., Ltd. ADR	138,500	4,594
Gannett Co., Inc.	61,000	4,199
Dollar General Corp.	142,700	2,617
Limited Brands, Inc.	117,600	2,403
Wal-Mart Stores, Inc.	49,600	2,173
Yum! Brands, Inc.	38,569	1,867

		63,141

Consumer Staples (3.4%)
Altria Group, Inc.	195,100	14,381
The Coca-Cola Co.	221,200	9,554
The Procter & Gamble Co.	95,000	5,649
General Mills, Inc.	78,500	3,784
Coca-Cola Enterprises, Inc.	160,300	3,126
Colgate-Palmolive Co.	50,100	2,645

		39,139

Financial Services (11.7%)
Citigroup, Inc.	433,333	19,725
Bank of America Corp.	374,600	15,771
ACE Ltd.	187,100	8,807
Merrill Lynch & Co., Inc.	142,400	8,736
American International Group, Inc.	140,900	8,730
UBS AG	94,700	8,097
The Hartford Financial Services Group Inc.	92,100	7,107
MBIA, Inc.	114,650	6,950
State Street Corp.	138,700	6,785
MBNA Corp.	261,800	6,451
Freddie Mac	113,900	6,431
JPMorgan Chase & Co.	170,548	5,787
MetLife, Inc.	90,200	4,495
Marsh & McLennan Cos., Inc.	135,200	4,109
Ambac Financial Group, Inc.	55,700	4,014
First Data Corp.	99,400	3,976
Westpac Banking Corp. Ltd. ADR	42,500	3,436
PNC Financial Services Group	53,700	3,116
XL Capital Ltd. Class A	35,900	2,442
U.S. Bancorp	49,159	1,380

		136,345

Health Care (5.9%)
Abbott Laboratories	324,900	13,776
Eli Lilly & Co.	225,300	12,058
Schering-Plough Corp.	436,100	9,180
AstraZeneca Group PLC ADR	171,700	8,087
Wyeth	159,000	7,357
Pfizer Inc.	230,653	5,759
Novartis AG ADR	112,300	5,727
Baxter International, Inc.	119,200	4,752
Sanofi-Synthelabo SA ADR	56,223	2,336

		69,032

Integrated Oils (7.8%)
^ Total SA ADR	134,556	18,275
ExxonMobil Corp.	240,900	15,307
Chevron Corp.	224,200	14,512
Royal Dutch Shell PLC ADR Class A	190,500	12,504
Petrol Brasil ADR	144,800	10,352
BP PLC ADR	142,600	10,103
ConocoPhillips Co.	139,600	9,759

		90,812

Other Energy (3.3%)
EnCana Corp.	311,772	18,179
Burlington Resources, Inc.	102,900	8,368
Schlumberger Ltd.	87,200	7,358
Anadarko Petroleum Corp.	47,900	4,586

		38,491

Materials & Processing (5.9%)
Weyerhaeuser Co.	168,300	11,571
E.I. du Pont de Nemours & Co.	287,386	11,257
Rio Tinto PLC ADR	62,300	10,236
International Paper Co.	225,700	6,726
Alcoa Inc.	267,000	6,520
Cia Vale do Rio Doce	123,310	5,408
Rohm & Haas Co.	119,100	4,899
Avery Dennison Corp.	83,200	4,359
Air Products & Chemicals, Inc.	78,400	4,323
Syngenta AG ADR	170,000	3,570

		68,869

Producer Durables (3.7%)
Deere & Co.	125,900	7,705
Parker Hannifin Corp.	119,400	7,679
United Technologies Corp.	127,400	6,604
Emerson Electric Co.	76,100	5,464
Caterpillar, Inc.	72,400	4,253
Pitney Bowes, Inc.	101,300	4,228
* Agilent Technologies, Inc.	123,400.	4,041
Nokia Corp. ADR	93,300	1,578
Pall Corp.	32,500	894

		42,446

Technology (5.6%)
Microsoft Corp.	503,700	12,960
International Business Machines Corp.	160,100	12,843
General Dynamics Corp.	96,200	11,501
Motorola, Inc.	461,700	10,199
Texas Instruments, Inc.	182,000	6,170
* Accenture Ltd.	181,500	4,621
Hewlett-Packard Co.	96,900	2,829
* EMC Corp.	209,100	2,706
* Corning, Inc.	40,500	783

		64,612

Utilities (7.4%)
Exelon Corp.	283,200	15,134
SBC Communications Inc.	402,900	9,658
TXU Corp.	83,300	9,403
* Comcast Corp.	298,250	8,763
FPL Group, Inc.	167,600	7,978
Verizon Communications Inc.	243,912	7,973
Sprint Nextel Corp.	209,000	4,970
Pinnacle West Capital Corp.	106,700	4,703
Progress Energy, Inc.	92,900	4,157
^ Deutsche Telek	223,200	4,071
Cinergy Corp.	79,500	3,531
Alltel Corp.	52,400	3,412
BellSouth Corp.	109,500	2,880

		86,633

Other (1.7%)
General Electric Co.	494,000	16,633
Honeywell International Inc.	74,100	2,779

		19,412

TOTAL COMMON STOCKS
(Cost $554,945)		756,294

	Face Amount ($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (7.0%)

U.S. Government Securities (4.7%)
U.S. Treasury Bond
6.250%, 8/15/2023	11,000	13,152
U.S. Treasury Note
2.750%, 7/31/2006	10,000	9,892
3.875%, 7/31/2007	25,000	24,863
4.250%, 8/15/2014	5,000	4,970
Private Export Funding Corp.
(U.S. Government Guaranteed)
3.375%, 2/15/2009	1,700	1,642
Mortgage-Backed Securities (2.3%)
Conventional Mortgage-Backed Securities
Government National Mortgage Assn
5.500%, 2/15/2033-10/15/2033	10,342	10,461
6.000%, 7/15/2026-11/15/2034	9,659	9,894
6.500%, 5/15/2028-7/15/2031	544	568
7.000%, 2/15/2028-10/15/2029	932	980
8.000%, 9/15/2030	104	111
Non-Conventional Mortgage-Backed Securities
Federal National Mortgage Assn
4.510%, 5/1/2013	952	939
4.885%, 1/1/2014	948	952
5.016%, 2/1/2013	964	980
6.030%, 5/1/2011	1,906	2,013

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $80,751)		81,417

CORPORATE BONDS (22.6%)

Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
Aesop Funding II LLC
3.950%, 4/20/2008	1,600	1,578
Asset Securitization Corp.
6.750%, 2/14/2043	2,000	2,072
Bank One Issuance Trust
3.860%, 6/15/2011	1,000	981
3.450%, 10/17/2011	1,000	966
Bear Stearns Commercial Mortgage Securities, Inc.
4.740%, 3/13/2040	1,000	984
4.825%, 11/11/2041	1,995	1,977
4.933%, 2/13/2042	765	763
4.871%, 9/11/2042	740	734
Caterpillar Financial Asset Trust
3.130%, 1/26/2009	630	622
Chase Manhattan Auto Owner Trust
2.570%, 2/16/2010	910	887
Commercial Mortgage Pass Through Certificates
5.116%, 6/10/2044	750	755
GS Mortgage Securities Corp. II
5.396%, 8/10/2038	1,000	1,038
Greenwich Capital Commercial Funding Corp.
4.915%, 1/5/2036	1,000	1,000
5.317%, 6/10/2036	1,000	1,030
4.799%, 8/10/2042	1,950	1,923
JPMorgan Chase Commercial Mortgage Securities
4.899%, 1/12/2037	960	955
Merrill Lynch Mortgage Investors, Inc.
4.499%, 2/25/2035	1,836	1,805
Morgan Stanley Capital I
4.780%, 12/13/2041	1,725	1,706
4.700%, 7/15/2056	1,530	1,506
Morgan Stanley Dean Witter Capital I
4.740%, 11/13/2036	1,000	990
USAA Auto Owner Trust
2.670%, 10/15/2010	820	798
4.130%, 11/15/2011	952	941
WFS Financial Owner Trust
3.930%, 2/17/2012	1,500	1,481
Wachovia Bank Commercial Mortgage Trust
5.118%, 7/15/2042	750	757
Wells Fargo Mortgage Backed Securities Trust
4.556%, 2/25/2035	812	803
4.538%, 4/25/2035	1,482	1,462
World Omni Auto Receivables Trust
3.820%, 11/12/2011	370	363

		30,877

Finance (7.6%)
Banking (4.5%)
BB&T Corp.
7.250%, 6/15/2007	2,000	2,085
BTM Curacao
4.760%, 7/21/2015	1,595	1,575
Bank One Corp.
6.875%, 8/1/2006	2,000	2,037
Bank of America Corp.
5.625%, 3/8/2035	1,845	1,807
Bank of New York Co., Inc.
4.950%, 3/15/2015	1,345	1,333
Citigroup, Inc.
6.625%, 6/15/2032	2,000	2,291
Credit Suisse First Boston USA, Inc.
6.500%, 1/15/2012	2,000	2,168
Deutsche Bank Financial LLC
5.375%, 3/2/2015	963	988
Fifth Third Bank
4.200%, 2/23/2010	2,000	1,966
HBOS Treasury Services PLC
6.000%, 11/1/2033	2,000	2,127
Huntington National Bank
4.900%, 1/15/2014	1,000	983
J.P. Morgan, Inc.
6.250%, 1/15/2009	1,500	1,565
JPMorgan Chase & Co.
6.750%, 2/1/2011	1,000	1,086
Mellon Bank NA
4.750%, 12/15/2014	250	245
Mellon Funding Corp.
4.875%, 6/15/2007	1,500	1,508
Mizuho Finance (Cayman)
5.790%, 4/15/2014	2,000	2,091
NBD Bancorp, Inc.
7.125%, 5/15/2007	1,500	1,561
National City Bank
4.150%, 8/1/2009	1,725	1,692
Overseas Chinese Banking Corp.
7.750%, 9/6/2011	600	683
PNC Bank NA
4.875%, 9/21/2017	1,000	974
Paribas NY
6.950%, 7/22/2013	2,000	2,248
Royal Bank of Scotland Group PLC
5.050%, 1/8/2015	2,440	2,444
SunTrust Banks, Inc.
7.250%, 9/15/2006	2,000	2,047
UFJ Finance Aruba AEC
6.750%, 7/15/2013	2,000	2,192
US Bank NA
5.625%, 11/30/2005	2,000	2,005
4.125%, 3/17/2008	2,000	1,978
Wachovia Corp.
5.625%, 12/15/2008	2,000	2,056
7.500%, 4/15/2035	1,000	1,266
Washington Mutual, Inc.
5.250%, 9/15/2017	1,000	980
Wells Fargo & Co.
6.450%, 2/1/2011	2,000	2,160
5.125%, 9/1/2012	1,000	1,015
World Savings Bank, FSB
4.125%, 12/15/2009	1,805	1,766
Brokerage (0.1%)
Dean Witter, Discover & Co.
6.750%, 10/15/2013	1,000	1,104
Finance Companies (0.8%)
American Express Co.
4.750%, 6/17/2009	1,000	1,002
American Express Credit Corp.
3.000%, 5/16/2008	1,000	961
CIT Group, Inc.
3.650%, 11/23/2007	1,000	980
4.125%, 11/3/2009	1,000	975
Countrywide Home Loan
5.500%, 8/1/2006	1,000	1,008
FGIC Corp.
6.000%, 1/15/2034	365	379
General Electric Capital Corp.
5.875%, 2/15/2012	2,000	2,117
5.450%, 1/15/2013	1,000	1,033
Household Finance Corp.
6.375%, 10/15/2011	1,000	1,068
Insurance (2.0%)
Allstate Corp.
5.000%, 8/15/2014	1,000	991
6.750%, 5/15/2018	1,000	1,119
Frank Russell Co.
5.625%, 1/15/2009	2,000	2,055
Hartford Financial Services Group, Inc.
7.900%, 6/15/2010	2,000	2,246
ING USA Global
4.500%, 10/1/2010	1,000	986
Marsh & McLennan Cos., Inc.
6.250%, 3/15/2012	2,000	2,060
Massachusetts Mutual Life
7.625%, 11/15/2023	2,000	2,510
MetLife Global Funding I
4.500%, 5/5/2010	2,000	1,974
New York Life Global Funding
3.875%, 1/15/2009	90	88
New York Life Insurance
5.875%, 5/15/2033	635	671
PRICOA Global Funding I
3.900%, 12/15/2008	1,100	1,073
Pacific Life Global Funding
3.750%, 1/15/2009	1,110	1,079
Protective Life Secured Trust
3.700%, 11/24/2008	1,000	971
4.850%, 8/16/2010	765	768
Prudential Financial, Inc.
4.750%, 4/1/2014	2,300	2,245
XL Capital Ltd.
6.500%, 1/15/2012	2,000	2,110
Other (0.2%)
Berkshire Hathaway Finance Corp.
4.625%, 10/15/2013	2,000	1,964

		88,459

Industrial (9.9%)
Basic Industry (0.7%)
Alcan, Inc.
4.500%, 5/15/2013	1,000	964
Alcoa, Inc.
6.000%, 1/15/2012	2,000	2,118
BHP Billiton Finance BV
4.800%, 4/15/2013	1,000	998
Dow Chemical Co.
6.125%, 2/1/2011	1,000	1,057
E.I. du Pont de Nemours & Co.
4.125%, 4/30/2010	735	719
4.750%, 11/15/2012	440	440
Rohm & Haas Co.
7.400%, 7/15/2009	400	437
Weyerhaeuser Co.
7.375%, 3/15/2032	1,000	1,135
Capital Goods (1.1%)
Boeing Capital Corp.
6.500%, 2/15/2012	1,000	1,092
Caterpillar Financial Services Corp.
3.625%, 11/15/2007	1,000	981
Caterpillar, Inc.
7.250%, 9/15/2009	1,000	1,093
General Dynamics Corp.
4.250%, 5/15/2013	2,000	1,926
Honeywell International, Inc.
7.500%, 3/1/2010	1,000	1,111
John Deere Capital Corp.
5.100%, 1/15/2013	1,000	1,013
Masco Corp.
6.750%, 3/15/2006	2,000	2,021
USA Waste Services, Inc.
7.000%, 7/15/2028	2,000	2,244
United Technologies Corp.
7.500%, 9/15/2029	770	982
Communication (1.8%)
BellSouth Corp.
6.000%, 10/15/2011	2,000	2,116
Cox Communications, Inc.
7.750%, 8/15/2006	2,000	2,050
Deutsche Telekom International Finance
8.500%, 6/15/2010	2,000	2,259
France Telecom
7.750%, 3/1/2011	2,000	2,270
GTE Southwest, Inc.
6.000%, 1/15/2006	1,000	1,004
Gannett Co., Inc.
5.500%, 4/1/2007	1,000	1,014
New York Times Co.
4.500%, 3/15/2010	300	298
SBC Communications, Inc.
4.125%, 9/15/2009	1,000	973
5.875%, 2/1/2012	1,000	1,048
Telecomunicaciones de Puerto Rico
6.650%, 5/15/2006	2,000	2,024
Telefonica Europe BV
7.750%, 9/15/2010	2,000	2,253
Thomson Corp.
4.250%, 8/15/2009	1,500	1,468
Vodafone Group PLC
5.000%, 12/16/2013	1,000	1,001
5.375%, 1/30/2015	1,000	1,023
Consumer Cyclical (1.1%)
CVS Corp.
4.875%, 9/15/2014	1,000	979
Harley-Davidson Inc.
3.625%, 12/15/2008	1,000	963
Home Depot Inc.
3.750%, 9/15/2009	1,000	969
4.625%, 8/15/2010	1,000	1,000
Kohl's Corp.
6.000%, 1/15/2033	1,000	1,004
Lowe's Cos., Inc.
8.250%, 6/1/2010	290	331
6.875%, 2/15/2028	710	841
6.500%, 3/15/2029	1,000	1,132
Target Corp.
5.875%, 3/1/2012	2,000	2,124
Toyota Motor Credit Corp.
5.500%, 12/15/2008	2,000	2,052
Wal-Mart Stores, Inc.
4.125%, 2/15/2011	1,000	974
5.250%, 9/1/2035	1,000	972
Consumer Noncyclical (3.6%)
Abbott Laboratories
4.350%, 3/15/2014	1,500	1,452
Anheuser-Busch Cos., Inc.
7.500%, 3/15/2012	1,500	1,727
Archer-Daniels-Midland Co.
7.000%, 2/1/2031	852	1,011
Avon Products, Inc.
7.150%, 11/15/2009	1,500	1,636
4.200%, 7/15/2018	1,000	920
Becton, Dickinson & Co.
4.550%, 4/15/2013	1,000	981
Bristol-Myers Squibb Co.
5.750%, 10/1/2011	1,000	1,050
CPC International, Inc.
6.150%, 1/15/2006	125	126
Cargill Inc.
6.125%, 4/19/2034	1,000	1,083
Clorox Co.
4.200%, 1/15/2010	2,000	1,966
Coca-Cola Enterprises Inc.
6.125%, 8/15/2011	2,000	2,142
Coca-Cola HBC Finance
5.125%, 9/17/2013	1,000	1,015
5.500%, 9/17/2015	700	723
Colgate-Palmolive Co.
7.600%, 5/19/2025	480	620
ConAgra Foods, Inc.
6.750%, 9/15/2011	1,000	1,079
Diageo Capital PLC
3.375%, 3/20/2008	1,000	971
4.850%, 5/15/2018	1,000	965
Eli Lilly & Co.
6.000%, 3/15/2012	1,000	1,069
Fortune Brands Inc.
4.875%, 12/1/2013	1,000	983
GlaxoSmithKline Capital Inc.
5.375%, 4/15/2034	2,000	2,031
Hershey Foods Corp.
4.850%, 8/15/2015	380	380
Kimberly-Clark Corp.
5.000%, 8/15/2013	1,000	1,016
4.875%, 8/15/2015	1,000	1,004
Kraft Foods, Inc.
5.250%, 6/1/2007	1,500	1,515
Medtronic Inc.
4.375%, 9/15/2010	765	756
Pepsi Bottling Group, Inc.
7.000%, 3/1/2029	500	605
Pepsi Bottling Holdings Inc.
5.625%, 2/17/2009	1,500	1,544
Pfizer, Inc.
2.500%, 3/15/2007	1,000	974
Procter & Gamble Co. ESOP
9.360%, 1/1/2021	2,000	2,627
Schering-Plough Corp.
5.550%, 12/1/2013	1,000	1,031
Sysco Corp.
5.375%, 9/21/2035	1,000	996
Unilever Capital Corp.
7.125%, 11/1/2010	1,000	1,107
5.900%, 11/15/2032	875	925
UnitedHealth Group, Inc.
4.875%, 4/1/2013	1,000	999
Wrigley Co.
4.650%, 7/15/2015	2,000	1,965
Wyeth
6.950%, 3/15/2011	1,000	1,094
Energy (0.5%)
Amoco Corp.
6.500%, 8/1/2007	1,500	1,551
Anadarko Petroleum Corp.
3.250%, 5/1/2008	1,000	966
Apache Finance Canada
7.750%, 12/15/2029	1,000	1,325
ChevronTexaco Capital Co.
3.500%, 9/17/2007	1,000	982
Suncor Energy, Inc.
5.950%, 12/1/2034	1,000	1,062
Technology (0.4%)
First Data Corp.
4.700%, 8/1/2013	2,000	1,971
International Business Machines Corp.
5.875%, 11/29/2032	2,000	2,129
Transportation (0.4%)
ERAC USA Finance Co.
7.350%, 6/15/2008	1,090	1,157
Federal Express Corp.
6.720%, 1/15/2022	1,648	1,801
Norfolk Southern Corp.
7.700%, 5/15/2017	1,500	1,815
Other (0.3%)
Dover Corp.
6.500%, 2/15/2011	2,000	2,161
Snap-On Inc.
6.250%, 8/15/2011	1,400	1,491

		114,972

Utilities (2.4%)
Electric (2.0%)
Alabama Power Co.
2.800%, 12/1/2006	660	648
Carolina Power & Light Co.
5.950%, 3/1/2009	2,000	2,072
Central Illinois Public Service
6.125%, 12/15/2028	1,000	1,085
Consolidated Edison, Inc.
3.625%, 8/1/2008	1,000	972
Exelon Generation Co. LLC
6.950%, 6/15/2011	2,000	2,171
Florida Power & Light Co.
5.650%, 2/1/2035	1,000	1,019
4.950%, 6/1/2035	1,000	917
Florida Power Corp.
6.875%, 2/1/2008	1,850	1,932
Kansas City Power & Light
7.125%, 12/15/2005	2,000	2,010
National Rural Utilities Cooperative Finance Corp.
5.750%, 12/1/2008	2,000	2,060
PacifiCorp
6.625%, 6/1/2007	1,000	1,030
Public Service Electric & Gas
4.000%, 11/1/2008	1,000	979
SCANA Corp.
6.875%, 5/15/2011	2,000	2,187
Southern Investments UK PLC
6.800%, 12/1/2006	1,500	1,532
Virginia Electric & Power Co.
5.375%, 2/1/2007	2,000	2,018
Wisconsin Electric Power Co.
4.500%, 5/15/2013	615	598
Natural Gas (0.3%)
Duke Energy Field Services
7.875%, 8/16/2010	2,000	2,246
KeySpan Corp.
7.875%, 2/1/2010	1,500	1,684
Other (0.1%)
Washington Gas & Light Co.
6.150%, 1/26/2026	1,500	1,504

		28,664

TOTAL CORPORATE BONDS
(Cost $258,449)		262,972

SOVEREIGN BONDS (U.S. Dollar-Denominated) (2.5%)

European Investment Bank
2.375%, 6/15/2007	2,000	1,942
4.000%, 3/3/2010	2,000	1,967
Inter-American Development Bank
4.375%, 9/20/2012	2,000	1,997
International Bank for Reconstruction & Development
4.750%, 2/15/2035	2,000	1,981
5.750%, 2/6/2008	2,000	2,063
Japan Finance Corp.
4.625%, 4/21/2015	3,000	2,958
Kredit Fuer Wiederaufbau
3.375%, 1/23/2008	2,000	1,958
Landwirtschaft Rentenbank
4.125%, 7/15/2008	2,000	1,980
Oesterreichische Kontrollbank
4.500%, 3/9/2015	2,000	1,991
Province of British Columbia
4.300%, 5/30/2013	1,000	990
Province of Manitoba
4.450%, 4/12/2010	2,000	1,989
Province of Ontario
4.375%, 2/15/2013	1,000	992
4.500%, 2/3/2015	2,000	1,971
Province of Quebec
5.750%, 2/15/2009	1,000	1,041
Quebec Hydro Electric
6.300%, 5/11/2011	1,000	1,071
Republic of Italy
4.500%, 1/21/2015	2,000	2,003

TOTAL SOVEREIGN BONDS
(Cost $29,290)		28,894

TAXABLE MUNICIPAL BONDS (0.8%)

Illinois (Taxable Pension) GO
5.100%, 6/1/2033	3,000	2,960
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)
5.501%, 5/1/2034	2,000	2,069
Oregon School Board Assn
5.528%, 6/30/2028	2,000	2,079
Stanford Univ. California Rev
5.850%, 3/15/2009	2,000	2,081

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $9,082)		9,189

TEMPORARY CASH INVESTMENTS (3.0%)

Repurchase Agreement (2.0%)
Bank of America Corp.
3.870%, 10/3/2005
(Dated 9/30/2005, Repurchase Value $24,008,000,
collateralized by Federal Home Loan Mortgage Corp., 4.500%, 8/1/2020)	24,000	24,000

Money Market Fund (1.0%)	Shares
Vanguard Market Liquidity Fund, 3.744%	11,634,900	11,635

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $35,635)		35,635

TOTAL INVESTMENTS (100.9%)
(Cost $968,152)		1,174,401

OTHER ASSETS AND LIABILITIES-NET (-0.9%)		(10,977)

NET ASSETS (100%)		$1,163,424

*	Non-income-producingsecurity.
**	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
^	Part of security position is on loan to broker/dealers.
†	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $23,386,000, representing 2.0% of net assets.
(2)	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(3)	Adjustable-rate note.
ADR	— American Depositary Receipt.
GO	— General Obligation Bond.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2005, the cost of investment securities for tax purposes was $968,152,000. Net unrealized appreciation of investment securities for tax purposes was $206,249,000, consisting of unrealized gains of $218,906,000 on securities that had risen in value since their purchase and $12,657,000 in unrealized losses on securities that had fallen in value since their purchase.

VANGUARD VARIABLE INSURANCE FUND
Capital Growth Portfolio
Schedule of Investments
September 30, 2005

	Shares	Market Value ($000)

COMMON STOCK (96.1)%

Auto & Transportation (8.3%)
FedEx Corp.	94,300	$8,216
Union Pacific Corp.	43,000	3,083
Southwest Airlines Co.	155,250	2,305
* AMR Corp.	56,300	629
* Alaska Air Group, Inc.	15,450	449
United Parcel Service, Inc.	3,350	232
ArvinMeritor, Inc.	8,650	145

		15,059

Consumer Discretionary (12.8%)
* DirecTV Group, Inc.	220,461	3,303
Costco Wholesale Corp.	47,050	2,027
Robert Half International, Inc.	52,950	1,884
* eBay Inc.	42,100	1,735
TJX Cos., Inc.	80,950	1,658
Target Corp.	30,500	1,584
The News Corp., Inc.	86,242	1,345
* Google Inc.	4,200	1,329
The Neiman Marcus Group, Inc. Class A	11,500	1,149
Eastman Kodak Co.	45,400	1,105
Time Warner, Inc.	59,000	1,068
The Walt Disney Co.	36,600	883
The Neiman Marcus Group, Inc. Class B	6,900	689
Carnival Corp.	13,100	655
* Univision Communications Inc.	22,600	600
Best Buy Co., Inc.	12,900	562
Lowe's Cos., Inc.	8,350	538
* Kohl's Corp.	5,500	276
Mattel, Inc.	15,700	262
Abercrombie & Fitch Co.	3,400	169
Tiffany & Co.	3,800	151
* Liberty Media Corp.	12,550	101
* Discovery Holding Co. Class A	4,745	69
* Liberty Global Inc. Class A	351	10
* Liberty Global, Inc. Series C	351	9

		23,161

Financial Services (5.7%)
The Chubb Corp.	24,600	2,203
The Bank of New York Co., Inc.	58,950	1,734
JPMorgan Chase & Co.	46,948	1,593
American International Group, Inc.	21,400	1,326
Marsh & McLennan Cos., Inc.	41,200	1,252
Fannie Mae	11,500	515
Paychex, Inc.	12,400	460
Transatlantic Holdings, Inc.	5,375	306
AFLAC Inc.	6,100	276
Capital One Financial Corp.	2,900	231
Wells Fargo & Co.	3,200	187
Freddie Mac	2,750	155

		10,238

Health Care (18.4%)
Novartis AG ADR	105,550	5,383
* Biogen Idec Inc.	117,100	4,623
Pfizer Inc.	163,860	4,092
Eli Lilly & Co.	73,800	3,950
Guidant Corp.	49,600	3,417
Medtronic, Inc.	52,000	2,788
Roche Holdings AG	18,700	2,609
* Genzyme Corp.-General Division	33,950	2,432
* Sepracor Inc.	26,450	1,560
* Millipore Corp.	17,450	1,097
GlaxoSmithKline PLC ADR	17,800	913
* Amgen, Inc.	3,700	295

		33,159

Integrated Oils (4.6%)
ConocoPhillips Co.	78,700	5,502
Amerada Hess Corp.	16,350	2,248
Chevron Corp.	9,060	586

		8,336

Other Energy (4.5%)
Schlumberger Ltd.	25,850	2,181
Noble Energy, Inc.	40,700	1,909
Pogo Producing Co.	20,700	1,220
EnCana Corp.	19,200	1,120
* Transocean Inc.	10,200	625
EOG Resources, Inc.	7,300	547
GlobalSantaFe Corp.	11,700	534

		8,136

Materials & Processing (9.0%)
Potash Corp. of Saskatchewan, Inc.	44,100	4,115
Dow Chemical Co.	54,700	2,279
Weyerhaeuser Co.	33,050	2,272
Inco Ltd.	32,500	1,539
Monsanto Co.	23,400	1,468
Praxair, Inc.	20,300	973
Temple-Inland Inc.	20,800	850
Fluor Corp.	11,600	747
Granite Construction Co.	18,200	696
Alcoa Inc.	28,400	693
Engelhard Corp.	14,750	412
MacDermid, Inc.	9,150	240

		16,284

Producer Durables (5.8%)
Caterpillar, Inc.	46,100	2,708
* Agilent Technologies, Inc.	75,450	2,471
LM Ericsson Telephone Co. Class B ADR	28,400	1,046
Tektronix, Inc.	39,150	988
Plantronics, Inc.	29,250	901
Applied Materials, Inc.	47,500	806
Deere & Co.	10,250	627
Pall Corp.	10,200	281
Donaldson Co., Inc.	8,000	244
* ASML Holding (New York)	9,800	162
* Entegris Inc.	13,344	151

		10,385

Technology (25.4%)
Adobe Systems, Inc.	217,000	6,477
Texas Instruments, Inc.	167,600	5,682
Microsoft Corp.	159,700	4,109
* Micron Technology, Inc.	258,500	3,438
QUALCOMM Inc.	73,400	3,285
Intel Corp.	109,100	2,689
Hewlett-Packard Co.	79,950	2,335
* Corning, Inc.	113,950	2,203
* Oracle Corp.	171,600	2,126
Motorola, Inc.	86,450	1,910
Sony Corp. ADR	56,200	1,865
* Nortel Networks Corp.	467,300	1,523
* Citrix Systems, Inc.	59,100	1,486
* Intuit, Inc.	29,800	1,335
Applera Corp.-Applied Biosystems Group	55,700	1,294
Raytheon Co.	27,300	1,038
* Accenture Ltd.	35,250	897
* Symantec Corp.	26,300	596
* Tellabs, Inc.	45,300	477
Symbol Technologies, Inc.	30,150	292
* Freescale Semiconductor, Inc. Class B	12,118	286
* Coherent, Inc.	8,950	262
* Rambus Inc.	20,000	242

		45,847

Utilities (1.0%)
Sprint Nextel Corp.	63,250	1,504
* Comcast Corp. Class A	12,500	367

		1,871

Other (0.6%)
* Berkshire Hathaway Inc. Class B	427	1,166

TOTAL COMMON STOCKS
(Cost $144,321)		173,642

TEMPORARY CASH INVESTMENT (4.0%)

Money Market Fund (4.0%)
** Vanguard Market Liquidity Fund, 3.744%	7,168,509	7,169

TOTAL TEMPORARY CASH INVESTMENT
(Cost $7,169)		7,169

TOTAL INVESTMENTS (100.1%)
(Cost $151,490)		180,811

OTHER ASSETS AND LIABILITIES—NET (-0.1%)		(234)

NET ASSETS (100%)		$180,577

*	Non-income-producing security.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR— American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $151,490,000. Net unrealized appreciation of investment securities for tax purposes was $29,321,000, consisting of unrealized gains of $33,747,000 on securities that had risen in value since their purchase and $4,426,000 in unrealized losses on securities that had fallen in value since their purchase.

VANGUARD VARIABLE INSURANCE FUND
Diversified Value Portfolio
Schedule of Investments
September 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (97.4%)

Consumer Discretionary (5.3%)
Carnival Corp.	260,200	$13,005
Mattel, Inc.	621,900	10,373
Service Corp. International	680,200	5,639
Cendant Corp.	254,000	5,243

		34,260

Consumer Staples (12.1%)
Altria Group, Inc.	288,300	21,251
Imperial Tobacco Group ADR	359,500	20,905
UST, Inc.	347,600	14,551
ConAgra Foods, Inc.	569,700	14,100
* Dean Foods Co.	166,400	6,466

		77,273

Financial Services (23.2%)
Allstate Corp.	357,800	19,783
MBNA Corp.	745,600	18,372
SLM Corp.	339,900	18,232
Washington Mutual, Inc.	450,050	17,651
Wells Fargo & Co.	288,200	16,880
Citigroup, Inc.	343,800	15,650
Bank of America Corp.	357,800	15,063
XL Capital Ltd. Class A	122,900	8,361
MGIC Investment Corp.	105,100	6,747
Equity Office Properties Trust REIT	192,100	6,284
JPMorgan Chase & Co.	125,450	4,257
Capital One Financial Corp.	14,700	1,169

		148,449

Health Care (12.6%)
* WellPoint Inc.	283,400	21,487
Pfizer Inc.	692,300	17,287
Wyeth	230,000	10,642
Schering-Plough Corp.	497,400	10,470
Baxter International, Inc.	259,000	10,326
Bristol-Myers Squibb Co.	427,900	10,295

		80,507

Integrated Oils (14.6%)
ConocoPhillips Co.	418,344	29,246
Occidental Petroleum Corp.	328,400	28,055
BP PLC ADR	263,312	18,656
Chevron Corp.	272,800	17,658

		93,615

Other Energy (2.4%)
Anadarko Petroleum Corp.	163,000	15,607

Materials & Processing (2.0%)
Lyondell Chemical Co.	456,200	13,056

Producer Durables (5.2%)
Nokia Corp. ADR	1,027,800	17,380
Emerson Electric Co.	220,500	15,832

		33,212

Technology (2.2%)
Hewlett-Packard Co.	492,000	14,366

Utilities (13.1%)
Exelon Corp.	353,300	18,880
Duke Energy Corp.	632,000	18,435
American Electric Power Co., Inc.	345,240	13,706
Entergy Corp.	174,600	12,976
CenterPoint Energy Inc.	781,000	11,614
Verizon Communications Inc.	243,760	7,969

		83,580

Other (4.7%)
Tyco International Ltd.	623,100	17,353
ITT Industries, Inc.	109,600	12,451

		29,804

TOTAL COMMON STOCKS
(Cost $519,058)		623,729

TEMPORARY CASH INVESTMENT (2.6%)

Money Market Fund (2.6%)
** Vanguard Market Liquidity Fund, 3.744%	16,484,829	16,485

TOTAL TEMPORARY CASH INVESTMENT
(Cost $16,485)		16,485

TOTAL INVESTMENTS (100.0%)
(Cost $535,543)		640,214

OTHER ASSETS AND LIABILITIES—NET (0.0%)		(94)

NET ASSETS (100%)		$640,120

*	Non-income-producing security.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR— American Depositary Receipt.
REIT— Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $535,543,000. Net unrealized appreciation of investment securities for tax purposes was $104,671,000, consisting of unrealized gains of $113,092,000 on securities that had risen in value since their purchase and $8,421,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Variable Insurance Fund — Equity Income Portfolio
Schedule of Investments
September 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (98.6%)

Auto & Transportation (2.3%)
Gentex Corp.	159,800	$2,781
General Motors Corp.	81,800	2,504
Dana Corp.	216,800	2,040
United Parcel Service, Inc.	19,600	1,355
Ford Motor Co.	134,000	1,321
Lear Corp.	28,650	973

		10,974

Consumer Discretionary (6.5%)
Kimberly-Clark Corp.	88,500	5,268
Newell Rubbermaid, Inc.	122,400	2,772
International Game Technology	101,703	2,746
New York Times Co. Class A	90,300	2,686
Jones Apparel Group, Inc.	84,300	2,403
Regal Entertainment Group Class A	114,100	2,287
Gannett Co., Inc.	29,600	2,037
Avon Products, Inc.	59,000	1,593
McDonald's Corp.	47,500	1,591
Gillette Co.	26,100	1,519
R.R. Donnelley & Sons Co.	38,900	1,442
Leggett & Platt, Inc.	64,500	1,303
Belo Corp. Class A	56,300	1,287
Eastman Kodak Co.	37,400	910
Family Dollar Stores, Inc.	44,300	880
Knight Ridder	11,000	645
Limited Brands, Inc.	5,051	103

		31,472

Consumer Staples (8.5%)
Altria Group, Inc.	105,180	7,753
Colgate-Palmolive Co.	95,700	5,052
Kellogg Co.	103,240	4,762
Campbell Soup Co.	128,900	3,835
Albertson's, Inc.	133,700	3,429
ConAgra Foods, Inc.	123,800	3,064
The Coca-Cola Co.	63,700	2,751
General Mills, Inc.	46,960	2,263
Kraft Foods Inc.	62,700	1,918
PepsiCo, Inc.	25,500	1,446
H.J. Heinz Co.	37,350	1,365
Sara Lee Corp.	70,500	1,336
Sysco Corp.	39,100	1,227
The Clorox Co.	9,000	500
Anheuser-Busch Cos., Inc.	10,500	452

		41,153

Financial Services (31.4%)
Citigroup, Inc.	301,900	13,743
Bank of America Corp.	274,600	11,561
SunTrust Banks, Inc.	118,500	8,230
Wells Fargo & Co.	107,700	6,308
JPMorgan Chase & Co.	171,400	5,816
Merrill Lynch & Co., Inc.	84,700	5,196
The Chubb Corp.	56,980	5,103
PNC Financial Services Group	82,200	4,769
MBNA Corp.	191,700	4,723
National City Corp.	138,800	4,641
ACE Ltd.	93,300	4,392
XL Capital Ltd. Class A	63,500	4,320
Wachovia Corp.	89,086	4,240
Regency Centers Corp. REIT	60,600	3,481
Comerica, Inc.	58,300	3,434
Mellon Financial Corp.	94,700	3,028
Northern Trust Corp.	59,700	3,018
State Street Corp.	60,186	2,944
Arthur J. Gallagher & Co.	101,561	2,926
U.S. Bancorp	102,842	2,888
Cincinnati Financial Corp.	68,424	2,866
Washington Mutual, Inc.	69,622	2,731
Marsh & McLennan Cos., Inc.	82,700	2,513
New York Community Bancorp, Inc.	152,800	2,506
Freddie Mac	44,100	2,490
MBIA, Inc.	39,000	2,364
Fidelity National Financial, Inc.	51,150	2,277
Fifth Third Bancorp	55,100	2,024
Paychex, Inc.	44,400	1,646
Aon Corp.	50,800	1,630
Fannie Mae	36,200	1,622
Dow Jones & Co., Inc.	37,700	1,440
Jefferson-Pilot Corp.	27,800	1,423
BB&T Corp.	36,000	1,406
Synovus Financial Corp.	50,400	1,397
The Bank of New York Co., Inc.	46,300	1,362
Lincoln National Corp.	25,200	1,311
Independence Community Bank Corp.	38,000	1,295
First Horizon National Corp.	34,200	1,243
Zions Bancorp	17,000	1,211
Astoria Financial Corp.	43,950	1,161
City National Corp.	16,300	1,143
Protective Life Corp.	27,600	1,137
Nationwide Financial Services, Inc.	27,500	1,101
FirstMerit Corp.	40,500	1,085
Morgan Stanley	19,900	1,073
Countrywide Financial Corp.	26,200	864
KKR Financial Corp. REIT	37,100	825
General Growth Properties Inc. REIT	17,160	771
Mercury General Corp.	12,500	750
Allstate Corp.	10,400	575
KeyCorp	17,559	566

		152,569

Health Care (8.2%)
Wyeth	163,220	7,552
Abbott Laboratories	151,700	6,432
Pfizer Inc.	240,712	6,011
Baxter International, Inc.	127,720	5,092
GlaxoSmithKline PLC ADR	56,974	2,922
Eli Lilly & Co.	51,400	2,751
Johnson & Johnson	43,300	2,740
Bristol-Myers Squibb Co.	111,960	2,694
Merck & Co., Inc.	74,500	2,027
AstraZeneca Group PLC ADR	31,200	1,470

		39,691

Integrated Oils (8.6%)
ConocoPhillips Co.	226,920	15,864
ExxonMobil Corp.	225,009	14,297
BP PLC ADR	75,396	5,342
Royal Dutch Shell PLC ADR Class B	41,289	2,844
Royal Dutch Shell PLC ADR Class A	33,800	2,219
Chevron Corp.	21,906	1,418

		41,984

Materials & Processing (7.7%)
Dow Chemical Co.	174,420	7,268
Alcoa Inc.	255,500	6,239
E.I. du Pont de Nemours & Co.	121,441	4,757
Archer-Daniels-Midland Co.	126,300	3,115
PPG Industries, Inc.	46,900	2,776
Air Products & Chemicals, Inc.	47,500	2,619
Weyerhaeuser Co.	38,080	2,618
Freeport-McMoRan Copper & Gold, Inc. Class B	42,700	2,075
International Paper Co.	44,500	1,326
Bowater Inc.	42,000	1,187
Sonoco Products Co.	41,100	1,122
Avery Dennison Corp.	17,300	906
Temple-Inland Inc.	18,400	752
Valspar Corp.	31,800	711

		37,471

Producer Durables (5.5%)
Caterpillar, Inc.	280,920	16,504
Emerson Electric Co.	84,460	6,064
Dover Corp.	33,300	1,358
Deere & Co.	18,900	1,157
Pitney Bowes, Inc.	25,000	1,044
The Boeing Co.	11,800	802

		26,929

Technology (0.8%)
Rockwell Automation, Inc.	50,400	2,666
Raytheon Co.	29,600	1,125

		3,791

Utilities (14.7%)
Dominion Resources, Inc.	98,025	8,444
SBC Communications Inc.	337,466	8,089
FPL Group, Inc.	169,340	8,061
BellSouth Corp.	216,100	5,683
Exelon Corp.	78,100	4,174
AT&T Corp.	209,000	4,138
Verizon Communications Inc.	114,208	3,733
PPL Corp.	90,000	2,910
Consolidated Edison Inc.	59,100	2,869
Southern Co.	78,200	2,796
Puget Energy, Inc.	115,800	2,719
TXU Corp.	23,900	2,698
Sprint Nextel Corp.	112,400	2,673
SCANA Corp.	55,200	2,332
Kinder Morgan, Inc.	19,000	1,827
Constellation Energy Group, Inc.	28,300	1,743
Northeast Utilities	70,400	1,404
Duke Energy Corp.	47,000	1,371
Entergy Corp.	18,300	1,360
Pinnacle West Capital Corp.	30,400	1,340
NiSource, Inc.	41,700	1,011

		71,375

Other (2.1%)
General Electric Co.	161,800	5,448
Teleflex Inc.	35,400	2,496
Honeywell International Inc.	61,200	2,295

		10,239

Exchange-Traded Fund (2.3%)
[2] Vanguard Value VIPERs	193,700	11,000

TOTAL COMMON STOCKS
(Cost $413,549)		478,648

TEMPORARY CASH INVESTMENTS (1.6%)

Money Market Fund (0.1%)
**Vanguard Mark Liquidity Fund, 3.744%	381,936	382

	Face Amount ($000)

U.S. Agency Obligation (0.4%)
† Federal National Mortgage Assn
[1] 3.468%, 10/12/05	2,200	2,198

Repurchase Agreement (1.1%)
Bank of America Corp.
3.870%,10/3/05
(Dated 9/30/05, Repurchase Value $5,202,000,
collateralized by Federal National Mortgage
Assn., 5.000%, 3/1/35	5,200	5,200

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $7,780)		7,780

TOTAL INVESTMENTS (100.2%)
(Cost $421,329)		486,428

OTHER ASSETS AND LIABILITIES—NET (-0.2%)		(956)

NET ASSETS (100%)		$485,472

*	Non-income-producing security.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. †The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
1	Securities with a value of $2,198,000 have been segregated as initial margin for open futures contracts.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
REIT— Real Estate Investment Trust.
ADR— American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $421,329,000. Net unrealized appreciation of investment securities for tax purposes was $65,099,000, consisting of unrealized gains of $79,591,000 on securities that had risen in value since their purchase and $14,492,000 in unrealized losses on securities that had fallen in value since their purchase.

investment positions represent 99.1% and 1.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P MidCap 400 Index	4	1,442	1
S&P 500 Index	4	1,234	(11)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

VANGUARD VARIABLE INSURANCE FUND
Equity Index Portfolio
Schedule of Investments
September 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (99.8%)

Auto & Transportation (2.3%)
United Parcel Service, Inc.	172,313	$11,912
FedEx Corp.	47,181	4,111
Burlington Northern Santa Fe Corp.	58,067	3,472
Union Pacific Corp.	40,982	2,938
Ford Motor Co.	288,727	2,847
^ General Motors Corp.	88,148	2,698
Norfolk Southern Corp.	63,078	2,558
Harley-Davidson, Inc.	42,662	2,067
PACCAR, Inc.	26,749	1,816
Southwest Airlines Co.	108,048	1,605
CSX Corp.	33,748	1,569
Genuine Parts Co.	27,040	1,160
* The Goodyear Tire & Rubber Co.	27,398	427
* Navistar International Corp.	9,502	308
Delphi Corp.	87,605	242
Dana Corp.	23,509	221
Visteon Corp.	19,737	193
Cooper Tire & Rubber Co.	9,711	148

		40,292

Consumer Discretionary (12.2%)
Wal-Mart Stores, Inc.	388,792	17,037
Time Warner, Inc.	730,705	13,233
Home Depot, Inc.	333,077	12,704
Gillette Co.	144,275	8,397
Viacom Inc. Class B	244,607	8,074
Lowe's Cos., Inc.	121,299	7,812
The Walt Disney Co.	312,891	7,550
Target Corp.	137,640	7,148
* eBay Inc.	172,779	7,119
* Yahoo! Inc.	195,158	6,604
McDonald's Corp.	194,560	6,516
The News Corp., Inc.	381,069	5,941
Kimberly-Clark Corp.	74,105	4,411
Cendant Corp.	163,134	3,367
Carnival Corp.	67,122	3,355
Costco Wholesale Corp.	74,691	3,218
* Starbucks Corp.	59,810	2,996
The McGraw-Hill Cos., Inc.	58,146	2,793
Clear Channel Communications, Inc.	84,611	2,783
Federated Department Stores, Inc.	41,335	2,764
Best Buy Co., Inc.	62,925	2,739
* Electronic Arts Inc.	47,331	2,693
* Kohl's Corp.	53,583	2,689
Gannett Co., Inc.	37,997	2,615
Waste Management, Inc.	87,658	2,508
Staples, Inc.	114,566	2,443
NIKE, Inc. Class B	29,774	2,432
Omnicom Group Inc.	28,382	2,374
Yum! Brands, Inc.	44,438	2,151
Avon Products, Inc.	73,441	1,983
* Sears Holdings Corp.	15,899	1,978
Starwood Hotels & Resorts Worldwide, Inc.	33,834	1,934
Harrah's Entertainment, Inc.	28,580	1,863
* Coach, Inc.	59,284	1,859
* Bed Bath & Beyond, Inc.	46,170	1,855
J.C. Penney Co., Inc. (Holding Co.)	39,062	1,852
Marriott International, Inc. Class A	26,717	1,683
The Gap, Inc.	90,467	1,577
* Apollo Group, Inc. Class A	22,813	1,515
TJX Cos., Inc.	72,694	1,489
* Office Depot, Inc.	49,166	1,460
International Game Technology	53,194	1,436
Tribune Co.	41,206	1,396
R.R. Donnelley & Sons Co.	33,397	1,238
Nordstrom, Inc.	34,558	1,186
* Fisher Scientific International Inc.	19,016	1,180
Hilton Hotels Corp.	50,881	1,136
Limited Brands, Inc.	54,223	1,108
Eastman Kodak Co.	44,653	1,086
Mattel, Inc.	62,720	1,046
Black & Decker Corp.	12,585	1,033
Newell Rubbermaid, Inc.	42,814	970
* Univision Communications Inc.	35,718	948
Robert Half International, Inc.	26,313	936
Dollar General Corp.	49,779	913
Tiffany & Co.	22,258	885
Cintas Corp.	21,444	880
Wendy's International, Inc.	18,021	814
VF Corp.	13,868	804
Whirlpool Corp.	10,417	789
* Interpublic Group of Cos., Inc.	65,760	765
* AutoZone Inc.	8,641	719
New York Times Co. Class A	22,560	671
Liz Claiborne, Inc.	16,802	661
Knight Ridder	10,822	635
Darden Restaurants Inc.	20,780	631
Leggett & Platt, Inc.	29,294	592
* Monster Worldwide Inc.	18,972	583
* AutoNation, Inc.	28,014	559
Hasbro, Inc.	27,739	545
The Stanley Works	11,274	526
Alberto-Culver Co. Class B	11,684	523
Jones Apparel Group, Inc.	18,283	521
RadioShack Corp.	20,960	520
Family Dollar Stores, Inc.	25,810	513
Reebok International Ltd.	8,280	468
International Flavors & Fragrances, Inc.	12,663	451
Circuit City Stores, Inc.	25,541	438
Sabre Holdings Corp.	20,526	416
OfficeMax, Inc.	11,034	349
Snap-On Inc.	9,036	326
Meredith Corp.	6,503	324
* Convergys Corp.	21,622	311
* Allied Waste Industries, Inc.	33,877	286
Maytag Corp.	12,277	224
Dillard's Inc.	9,973	208
* Big Lots Inc.	17,534	193
Viacom Inc. Class A	2,112	70
News Corp., Inc., Class B	200	3

		210,329

Consumer Staples (7.5%)
Altria Group, Inc.	322,981	23,807
The Procter & Gamble Co.	387,438	23,037
PepsiCo, Inc.	259,878	14,738
The Coca-Cola Co.	323,199	13,959
Walgreen Co.	159,135	6,914
Anheuser-Busch Cos., Inc.	120,892	5,203
Colgate-Palmolive Co.	80,794	4,265
CVS Corp.	126,671	3,675
Sysco Corp.	98,679	3,096
General Mills, Inc.	57,091	2,752
* The Kroger Co.	112,850	2,324
Sara Lee Corp.	122,333	2,318
Wm. Wrigley Jr. Co.	27,979	2,011
ConAgra Foods, Inc.	80,811	2,000
H.J. Heinz Co.	53,177	1,943
Kellogg Co.	39,821	1,837
Safeway, Inc.	70,052	1,793
The Hershey Co.	28,666	1,614
Albertson's, Inc.	57,299	1,470
The Clorox Co.	23,666	1,314
Reynolds American Inc.	13,366	1,110
UST, Inc.	25,580	1,071
Coca-Cola Enterprises, Inc.	46,833	913
Campbell Soup Co.	28,864	859
* Constellation Brands, Inc. Class A	30,464	792
Brown-Forman Corp. Class B	12,829	764
Tyson Foods, Inc.	39,077	705
McCormick & Co., Inc.	20,934	683
SuperValu Inc.	21,119	657
The Pepsi Bottling Group, Inc.	21,486	613
Molson Coors Brewing Co. Class B	8,927	571

		128,808

Financial Services (21.0%)
Citigroup, Inc.	804,762	36,633
Bank of America Corp.	625,450	26,331
American International Group, Inc.	403,905	25,026
JPMorgan Chase & Co.	546,752	18,551
Wells Fargo & Co.	262,678	15,385
Wachovia Corp.	245,528	11,685
American Express Co.	193,125	11,093
Morgan Stanley	169,021	9,117
Merrill Lynch & Co., Inc.	144,153	8,844
The Goldman Sachs Group, Inc.	72,317	8,792
U.S. Bancorp	284,433	7,987
Fannie Mae	150,607	6,750
Freddie Mac	107,554	6,074
MetLife, Inc.	117,714	5,866
Allstate Corp.	102,169	5,649
Prudential Financial, Inc.	79,791	5,391
Washington Mutual, Inc.	136,865	5,368
Lehman Brothers Holdings, Inc.	42,384	4,937
MBNA Corp.	195,760	4,824
First Data Corp.	120,097	4,804
St. Paul Travelers Cos., Inc.	105,269	4,723
SunTrust Banks, Inc.	56,338	3,913
Automatic Data Processing, Inc.	90,261	3,885
The Hartford Financial Services Group Inc.	46,608	3,597
Capital One Financial Corp.	44,929	3,573
The Bank of New York Co., Inc.	121,339	3,569
AFLAC Inc.	78,057	3,536
SLM Corp.	64,941	3,483
BB&T Corp.	85,304	3,331
Progressive Corp. of Ohio	30,741	3,221
Fifth Third Bancorp	86,481	3,176
Countrywide Financial Corp.	92,684	3,057
National City Corp.	88,487	2,959
The Chubb Corp.	30,889	2,766
PNC Financial Services Group	45,169	2,621
Marsh & McLennan Cos., Inc.	83,478	2,537
State Street Corp.	51,437	2,516
Golden West Financial Corp.	39,859	2,367
CIGNA Corp.	20,019	2,359
Charles Schwab Corp.	162,160	2,340
Regions Financial Corp.	71,792	2,234
Simon Property Group, Inc. REIT	28,486	2,111
ACE Ltd.	44,839	2,111
Equity Office Properties Trust REIT	63,894	2,090
Mellon Financial Corp.	65,058	2,080
The Principal Financial Group, Inc.	43,518	2,061
KeyCorp	63,707	2,055
Moody's Corp.	39,419	2,014
Loews Corp.	21,090	1,949
Franklin Resources Corp.	23,018	1,933
Bear Stearns Co., Inc.	17,535	1,925
Paychex, Inc.	51,835	1,922
North Fork Bancorp, Inc.	74,396	1,897
ProLogis REIT	38,558	1,709
Equity Residential REIT	44,666	1,691
Vornado Realty Trust REIT	18,393	1,593
Aon Corp.	49,515	1,588
Comerica, Inc.	26,081	1,536
XL Capital Ltd. Class A	21,858	1,487
Northern Trust Corp.	28,984	1,465
CIT Group Inc.	31,355	1,417
Marshall & Ilsley Corp.	32,363	1,408
Lincoln National Corp.	26,830	1,396
AmSouth Bancorp	54,474	1,376
* Fiserv, Inc.	29,400	1,349
Synovus Financial Corp.	48,486	1,344
M & T Bank Corp.	12,628	1,335
T. Rowe Price Group Inc.	20,112	1,313
Archstone-Smith Trust REIT	32,907	1,312
MBIA, Inc.	20,903	1,267
Sovereign Bancorp, Inc.	56,288	1,241
H & R Block, Inc.	50,688	1,217
Ambac Financial Group, Inc.	16,713	1,204
Cincinnati Financial Corp.	27,177	1,138
Plum Creek Timber Co. Inc. REIT	28,577	1,083
Jefferson-Pilot Corp.	21,083	1,079
SAFECO Corp.	19,579	1,045
* E*TRADE Financial Corp.	57,599	1,014
Zions Bancorp	14,072	1,002
UnumProvident Corp.	46,333	950
MGIC Investment Corp.	14,566	935
Compass Bancshares Inc.	19,401	889
Public Storage, Inc. REIT	12,885	863
Torchmark Corp.	16,195	856
* Providian Financial Corp.	45,870	811
Huntington Bancshares Inc.	35,863	806
Equifax, Inc.	20,285	709
First Horizon National Corp.	19,459	707
Apartment Investment & Management Co. Class A REIT	14,830	575
Janus Capital Group Inc.	34,460	498
Federated Investors, Inc.	13,163	437
Dow Jones & Co., Inc.	9,057	346
Ryder System, Inc.	10,023	343

		363,352

Health Care (12.9%)
Johnson & Johnson	463,046	29,302
Pfizer Inc.	1,147,300	28,648
* Amgen, Inc.	192,061	15,303
UnitedHealth Group Inc.	196,569	11,047
Abbott Laboratories	241,869	10,255
Medtronic, Inc.	188,516	10,108
Wyeth	208,698	9,656
Eli Lilly & Co.	176,456	9,444
Merck & Co., Inc.	341,753	9,299
Bristol-Myers Squibb Co.	304,384	7,324
* WellPoint Inc.	95,476	7,239
Schering-Plough Corp.	229,808	4,837
Cardinal Health, Inc.	66,381	4,211
Aetna Inc.	45,198	3,893
Baxter International, Inc.	97,004	3,868
Guidant Corp.	51,275	3,532
* Caremark Rx, Inc.	70,026	3,496
* Gilead Sciences, Inc.	70,897	3,457
HCA Inc.	70,342	3,371
* Genzyme Corp.-General Division	39,970	2,863
* Zimmer Holdings, Inc.	38,560	2,656
* St. Jude Medical, Inc.	56,703	2,654
* Medco Health Solutions, Inc.	47,300	2,593
McKesson Corp.	48,086	2,282
Stryker Corp.	45,322	2,240
* Boston Scientific Corp.	92,146	2,154
* Biogen Idec Inc.	52,622	2,078
* Forest Laboratories, Inc.	53,043	2,067
Becton, Dickinson & Co.	38,913	2,040
Allergan, Inc.	20,401	1,869
* Coventry Health Care Inc.	16,780	1,443
* Express Scripts Inc.	23,182	1,442
Biomet, Inc.	38,812	1,347
Quest Diagnostics, Inc.	25,826	1,305
* MedImmune Inc.	38,296	1,289
AmerisourceBergen Corp.	16,212	1,253
* Humana Inc.	25,251	1,209
C.R. Bard, Inc.	16,389	1,082
* Laboratory Corp. of America Holdings	21,065	1,026
* Hospira, Inc.	24,828	1,017
Health Management Associates Class A	38,457	903
IMS Health, Inc.	35,151	885
* Tenet Healthcare Corp.	72,852	818
* Chiron Corp.	16,882	736
Bausch & Lomb, Inc.	8,417	679
Mylan Laboratories, Inc.	33,979	654
* Watson Pharmaceuticals, Inc.	16,247	595
* King Pharmaceuticals, Inc.	37,547	577
* Millipore Corp.	8,054	507
Manor Care, Inc.	12,339	474

		223,027

Integrated Oils (6.5%)
ExxonMobil Corp.	981,448	62,361
Chevron Corp.	350,467	22,686
ConocoPhillips Co.	216,651	15,146
Occidental Petroleum Corp.	62,298	5,322
Marathon Oil Corp.	57,035	3,931
Amerada Hess Corp.	12,378	1,702
Murphy Oil Corp.	25,515	1,272

		112,420

Other Energy (3.7%)
Schlumberger Ltd.	91,554	7,725
Halliburton Co.	79,074	5,418
Valero Energy Corp.	46,745	5,285
Devon Energy Corp.	70,456	4,836
Burlington Resources, Inc.	59,217	4,816
Apache Corp.	51,178	3,850
Anadarko Petroleum Corp.	36,845	3,528
Baker Hughes, Inc.	52,983	3,162
* Transocean Inc.	51,118	3,134
EOG Resources, Inc.	37,446	2,805
XTO Energy, Inc.	56,353	2,554
Williams Cos., Inc.	89,250	2,236
BJ Services Co.	50,313	1,811
* National Oilwell Varco Inc.	26,979	1,775
* Nabors Industries, Inc.	24,563	1,764
Kerr-McGee Corp.	17,940	1,742
Sunoco, Inc.	21,275	1,664
* Weatherford International Ltd.	21,577	1,482
Noble Corp.	21,332	1,460
El Paso Corp.	102,889	1,430
Rowan Cos., Inc.	16,958	602
*^ Calpine Corp.	87,917	228
* Dynegy, Inc.	44,457	209

		63,516

Materials & Processing (3.3%)
Dow Chemical Co.	150,074	6,254
E.I. du Pont de Nemours & Co.	154,758	6,062
Alcoa Inc.	136,014	3,322
Newmont Mining Corp. (Holding Co.)	69,546	3,280
Monsanto Co.	41,914	2,630
Weyerhaeuser Co.	38,152	2,623
Archer-Daniels-Midland Co.	101,292	2,498
Praxair, Inc.	50,285	2,410
International Paper Co.	76,477	2,279
Masco Corp.	66,953	2,054
Phelps Dodge Corp.	15,046	1,955
Air Products & Chemicals, Inc.	34,430	1,899
PPG Industries, Inc.	26,499	1,568
Nucor Corp.	24,407	1,440
Georgia Pacific Group	40,493	1,379
Freeport-McMoRan Copper & Gold, Inc. Class B	27,685	1,345
American Standard Cos., Inc.	28,502	1,327
Vulcan Materials Co.	15,892	1,179
Rohm & Haas Co.	22,554	928
Ecolab, Inc.	28,570	912
Avery Dennison Corp.	17,161	899
Fluor Corp.	13,496	869
MeadWestvaco Corp.	28,741	794
Sherwin-Williams Co.	17,685	779
United States Steel Corp.	17,834	755
Temple-Inland Inc.	17,602	719
Sigma-Aldrich Corp.	10,408	667
Ashland, Inc.	11,556	638
Ball Corp.	17,037	626
* Sealed Air Corp.	13,011	618
Eastman Chemical Co.	12,692	596
Engelhard Corp.	18,694	522
Louisiana-Pacific Corp.	17,249	478
Bemis Co., Inc.	16,681	412
* Pactiv Corp.	23,331	409
Allegheny Technologies Inc.	12,984	402
* Hercules, Inc.	17,463	213

		57,740

Producer Durables (4.2%)
The Boeing Co.	127,670	8,675
United Technologies Corp.	159,474	8,267
Caterpillar, Inc.	105,342	6,189
Emerson Electric Co.	64,379	4,622
Applied Materials, Inc.	252,558	4,283
Lockheed Martin Corp.	56,613	3,456
Northrop Grumman Corp.	55,564	3,020
Illinois Tool Works, Inc.	32,480	2,674
* Agilent Technologies, Inc.	77,095	2,525
Deere & Co.	37,543	2,298
* Xerox Corp.	149,603	2,042
Ingersoll-Rand Co.	52,619	2,012
Danaher Corp.	36,934	1,988
D. R. Horton, Inc.	42,476	1,539
KLA-Tencor Corp.	30,749	1,499
Pitney Bowes, Inc.	35,642	1,488
Pulte Homes, Inc.	33,460	1,436
Rockwell Collins, Inc.	27,462	1,327
Centex Corp.	20,032	1,294
Dover Corp.	31,452	1,283
Parker Hannifin Corp.	18,603	1,196
* Lexmark International, Inc.	18,444	1,126
Cooper Industries, Inc. Class A	14,422	997
KB HOME	12,068	883
Goodrich Corp.	18,963	841
* Thermo Electron Corp.	25,140	777
* Waters Corp.	17,824	741
W.W. Grainger, Inc.	11,760	740
American Power Conversion Corp.	26,527	687
Cummins Inc.	7,222	636
Molex, Inc.	22,469	599
Novellus Systems, Inc.	21,551	541
Pall Corp.	19,327	531
* Teradyne, Inc.	30,600	505
Tektronix, Inc.	13,363	337
* Andrew Corp.	25,396	283

		73,337

Technology (13.8%)
Microsoft Corp.	1,434,063	36,898
Intel Corp.	948,417	23,378
International Business Machines Corp.	248,366	19,924
* Cisco Systems, Inc.	994,802	17,837
Hewlett-Packard Co.	445,916	13,021
* Dell Inc.	373,116	12,761
QUALCOMM Inc.	253,732	11,355
Texas Instruments, Inc.	252,653	8,565
Motorola, Inc.	384,329	8,490
* Oracle Corp.	587,041	7,273
* Apple Computer, Inc.	129,113	6,922
* EMC Corp.	375,679	4,861
* Corning, Inc.	229,325	4,433
* Symantec Corp.	186,434	4,225
General Dynamics Corp.	31,338	3,746
Raytheon Co.	70,214	2,670
Adobe Systems, Inc.	76,695	2,289
* Lucent Technologies, Inc.	692,530	2,251
Maxim Integrated Products, Inc.	51,135	2,181
Analog Devices, Inc.	58,108	2,158
* Sun Microsystems, Inc.	531,349	2,083
* Broadcom Corp.	43,965	2,062
Computer Associates International, Inc.	72,276	2,010
Electronic Data Systems Corp.	80,687	1,811
Linear Technology Corp.	47,722	1,794
Autodesk, Inc.	35,496	1,648
* Advanced Micro Devices, Inc.	61,909	1,560
Xilinx, Inc.	54,328	1,513
Rockwell Automation, Inc.	28,240	1,494
L-3 Communications Holdings, Inc.	18,533	1,465
National Semiconductor Corp.	53,623	1,410
* Network Appliance, Inc.	57,452	1,364
* Computer Sciences Corp.	28,750	1,360
* Micron Technology, Inc.	95,728	1,273
* Intuit, Inc.	28,266	1,267
* Freescale Semiconductor, Inc. Class B	52,110	1,229
* Altera Corp.	57,910	1,107
* Affiliated Computer Services, Inc. Class A	19,597	1,070
* NCR Corp.	28,888	922
* NVIDIA Corp.	26,214	899
Scientific-Atlanta, Inc.	23,879	896
Siebel Systems, Inc.	81,177	839
* Jabil Circuit, Inc.	26,647	824
* Comverse Technology, Inc.	31,332	823
* Tellabs, Inc.	69,558	732
* BMC Software, Inc.	34,052	719
Applera Corp.-Applied Biosystems Group	30,487	709
* Avaya Inc.	65,867	678
* Citrix Systems, Inc.	26,501	666
* LSI Logic Corp.	60,650	597
* Solectron Corp.	150,985	590
* Compuware Corp.	60,299	573
* JDS Uniphase Corp.	257,034	571
* Mercury Interactive Corp.	13,450	533
* QLogic Corp.	14,166	484
* Novell, Inc.	59,328	442
* ADC Telecommunications, Inc.	18,097	414
PerkinElmer, Inc.	20,281	413
Symbol Technologies, Inc.	37,967	368
* Sanmina-SCI Corp.	82,063	352
* Unisys Corp.	52,873	351
* Parametric Technology Corp.	42,524	296
* Freescale Semiconductor, Inc. Class A	11,100	260
* PMC Sierra Inc.	28,500	251
* Ciena Corp.	89,053	235
* Applied Micro Circuits Corp.	47,672	143
* Gateway, Inc.	40,899	110

		238,448

Utilities (7.4%)
Verizon Communications Inc.	430,361	14,069
SBC Communications Inc.	514,256	12,327
Sprint Nextel Corp.	456,489	10,855
* Comcast Corp. Class A	314,412	9,237
BellSouth Corp.	285,201	7,501
Exelon Corp.	104,345	5,576
Dominion Resources, Inc.	53,092	4,573
TXU Corp.	37,364	4,218
Duke Energy Corp.	144,160	4,205
Southern Co.	116,377	4,162
Alltel Corp.	59,364	3,865
FPL Group, Inc.	61,414	2,923
FirstEnergy Corp.	51,275	2,672
AT&T Corp.	125,051	2,476
American Electric Power Co., Inc.	61,194	2,429
Entergy Corp.	32,387	2,407
Edison International	50,646	2,395
Public Service Enterprise Group, Inc.	37,118	2,389
PG&E Corp.	58,209	2,285
PPL Corp.	59,207	1,914
Sempra Energy	39,820	1,874
Consolidated Edison Inc.	38,154	1,852
Progress Energy, Inc.	39,080	1,749
Constellation Energy Group, Inc.	27,714	1,707
Ameren Corp.	31,777	1,700
* AES Corp.	101,511	1,668
Kinder Morgan, Inc.	14,924	1,435
Cinergy Corp.	30,931	1,374
DTE Energy Co.	27,692	1,270
Xcel Energy, Inc.	62,563	1,227
NiSource, Inc.	42,386	1,028
KeySpan Corp.	27,073	996
* Qwest Communications International Inc.	236,938	971
* Comcast Corp. Special Class A	27,389	788
* Allegheny Energy, Inc.	25,293	777
Citizens Communications Co.	53,297	722
CenterPoint Energy Inc.	48,050	715
CenturyTel, Inc.	20,220	707
Pinnacle West Capital Corp.	15,348	677
TECO Energy, Inc.	32,306	582
* CMS Energy Corp.	34,128	561
NICOR Inc.	6,938	292
Peoples Energy Corp.	5,998	236

		127,386

Other (5.0%)
General Electric Co.	1,650,145	55,560
Tyco International Ltd.	314,951	8,771
3M Co.	119,027	8,732
Honeywell International Inc.	133,087	4,991
Johnson Controls, Inc.	29,970	1,860
Fortune Brands, Inc.	22,759	1,851
ITT Industries, Inc.	14,461	1,643
Textron, Inc.	20,835	1,494
Eaton Corp.	22,994	1,461
Brunswick Corp.	15,139	571

		86,934

TOTAL COMMON STOCKS
(Cost $1,469,586)		1,725,589

TEMPORARY CASH INVESTMENTS (0.4%)

Money Market Fund (0.4%)
** Vanguard Market Liquidity Fund, 3.744%	7,214,904	7,215

	Face Amount ($000)
U.S. Agency Obligation (0.0%)
† Federal National Mortgage Assn
1 3.468%, 10/12/05	500	500

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $7,715)		7,715

TOTAL INVESTMENTS (100.2%)
(Cost $1,477,301)		1,733,304

OTHER ASSETS AND LIABILITIES—NET (-0.2%)		(3,703)

NET ASSETS (100%)		1,729,601

*	Non-income-producing security.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
^	Part of security position is on loan to broker/dealers.
†	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
1	Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
REIT— Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $1,477,301,000. Net unrealized appreciation of investment securities for tax purposes was $256,003,000, consisting of unrealized gains of $399,215,000 on securities that had risen in value since their purchase and $143,212,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	10	3,086	21
E-mini S&P 500 Index	5	309	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund-Growth Portfolio
Schedule of Investments
September 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (95.6%)

Consumer Discretionary (14.0%)
* Yahoo! Inc.	332,210	11,242
* Google Inc.	29,600	9,367
* eBay Inc.	215,900	8,895
Lowe's Cos., Inc.	93,912	6,048
* Bed Bath & Beyond, Inc.	123,630	4,967
* Kohl's Corp.	74,249	3,726
NIKE, Inc. Class B	36,710	2,998
* Apollo Group, Inc. Class A	28,615	1,900

		49,143

Consumer Staples (1.9%)
PepsiCo, Inc.	49,320	2,797
The Procter & Gamble Co.	35,100	2,087
Walgreen Co.	43,976	1,911

		6,795

Financial Services (13.9%)
Legg Mason Inc.	100,950	11,073
The Goldman Sachs Group, Inc.	80,145	9,744
Citigroup, Inc.	165,500	7,534
American International Group, Inc.	115,900	7,181
First Data Corp.	79,270	3,171
Merrill Lynch & Co., Inc.	46,872	2,876
Paychex, Inc.	74,625	2,767
Charles Schwab Corp.	163,600	2,361
SLM Corp.	40,975	2,198

		48,905

Health Care (26.2%)
UnitedHealth Group Inc.	206,760	11,620
* WellPoint Inc.	128,630	9,753
* Amgen, Inc.	114,245	9,102
* Zimmer Holdings, Inc.	117,500	8,095
* Alcon, Inc.	56,900	7,276
Teva Pharmaceutical Industries Ltd. Sponsored ADR	216,000	7,219
* St. Jude Medical, Inc.	150,500	7,043
Medtronic, Inc.	111,840	5,997
Stryker Corp.	106,800	5,279
* Caremark Rx, Inc.	91,785	4,583
* Genentech, Inc.	53,900	4,539
Sanofi-Synthelabo SA ADR	74,840	3,110
Allergan, Inc.	25,315	2,319
* Forest Laboratories, Inc.	54,600	2,128
Schering-Plough Corp.	76,590	1,612
* MedImmune Inc.	41,685	1,403
* Boston Scientific Corp.	37,365	873

		91,951

Integrated Oils (0.6%)
Suncor Energy, Inc.	33,370	2,020

Other Energy (2.8%)
Schlumberger Ltd.	87,915	7,418
Baker Hughes, Inc.	37,700	2,250

		9,668

Materials & Processing (1.0%)
Praxair, Inc.	74,845	3,587

Producer Durables (5.6%)
Danaher Corp.	173,166	9,321
Centex Corp.	63,200	4,081
Lennar Corp. Class A	65,800	3,932
D. R. Horton, Inc.	31,933	1,157
Pulte Homes, Inc.	26,300	1,129

		19,620

Technology (26.8%)
* Dell Inc.	325,335	11,126
QUALCOMM Inc.	246,900	11,049
* Juniper Networks, Inc.	388,200	9,235
* Marvell Technology Group Ltd.	195,000	8,991
* Broadcom Corp.	160,500	7,529
* Symantec Corp.	311,500	7,059
* Apple Computer, Inc.	117,800	6,315
* EMC Corp.	453,055	5,863
SAP AG ADR	114,695	4,970
* Corning, Inc.	222,590	4,303
* Accenture Ltd.	136,590	3,478
Linear Technology Corp.	85,930	3,230
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	385,774	3,171
Adobe Systems, Inc.	75,905	2,266
Microsoft Corp.	85,038	2,188
* Advanced Micro Devices, Inc.	67,100	1,691
Infosys Technologies Ltd. ADR	19,800	1,471

		93,935

Other (2.7%)
General Electric Co.	193,360	6,510
3M Co.	42,365	3,108

		9,618

Exchange-Traded Fund (0.1%)
[2] Vanguard Growth VIPERs	8,500	442

TOTAL COMMON STOCKS
(Cost $282,449)		335,684

TEMPORARY CASH INVESTMENTS (4.0%)

Money Market Fund (3.6%)
** Vanguard Market Liquidity Fund, 3.744%	12,408,436	12,408

	Face Amount ($000)

U.S. Agency Obligation (0.4%)
† Federal National Mortgage Assn
[1] 3.569%, 10/26/05	1,500	1,496

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $13,904)		13,904

TOTAL INVESTMENTS (99.6%)
(Cost $296,353)		349,588

OTHER ASSETS AND LIABILITIES—NET (0.4%)		1,341

NET ASSETS (100%)		$350,929

*	Non-income-producing security.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
1	Securities with a value of $1,496,000 have been segregated as initial margin for open futures contracts.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
ADR— American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $296,353,000. Net unrealized appreciation of investment securities for tax purposes was $53,235,000, consisting of unrealized gains of $64,118,000 on securities that had risen in value since their purchase and $10,883,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.0% and 0.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini NASDAQ 100	265	8,554	23
S&P 500 Index	11	3,394	18

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

VANGUARD VARIABLE INSURANCE FUND
Mid-Cap Index Portfolio
Schedule of Investments
September 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (99.6%)

Auto & Transportation (1.8%)
CSX Corp.	63,124	$2,934
Genuine Parts Co.	50,840	2,181
Expeditors International of Washington, Inc.	31,026	1,762
C.H. Robinson Worldwide, Inc.	23,509	1,507
Gentex Corp.	43,146	751
Lear Corp.	19,537	664
Dana Corp.	43,519	409
Delphi Corp.	146,945	406
* JetBlue Airways Corp.	22,762	401
* TRW Automotive Holdings Corp.	10,000	293

		11,308

Consumer Discretionary (17.2%)
Starwood Hotels & Resorts Worldwide, Inc.	62,942	3,598
* Coach, Inc.	109,704	3,440
* Office Depot, Inc.	91,917	2,730
*^ Sirius Satellite Radio, Inc.	366,223	2,399
Hilton Hotels Corp.	105,519	2,355
* XM Satellite Radio Holdings, Inc.	64,481	2,316
R.R. Donnelley & Sons Co.	58,913	2,184
* Fisher Scientific International Inc.	34,976	2,170
Nordstrom, Inc.	59,896	2,056
* Chico's FAS, Inc.	52,547	1,934
Black & Decker Corp.	23,306	1,913
Harman International Industries, Inc.	18,618	1,904
* Liberty Global Inc. Class A	69,440	1,880
Newell Rubbermaid, Inc.	79,986	1,812
* Liberty Global, Inc. Series C	67,840	1,747
Robert Half International, Inc.	47,456	1,689
Tiffany & Co.	41,769	1,661
* VeriSign, Inc.	76,857	1,642
* MGM Mirage, Inc.	36,606	1,602
* Expedia, Inc.	78,649	1,558
VF Corp.	26,135	1,515
Wendy's International, Inc.	33,456	1,511
Dollar General Corp.	80,992	1,485
Whirlpool Corp.	19,495	1,477
* Interpublic Group of Cos., Inc.	122,854	1,430
Republic Services, Inc. Class A	39,927	1,409
Royal Caribbean Cruises, Ltd.	32,300	1,395
Darden Restaurants Inc.	43,367	1,317
* Telewest Global, Inc.	57,017	1,309
* Getty Images, Inc.	15,148	1,303
Michaels Stores, Inc.	39,326	1,300
Knight Ridder	21,651	1,270
Liz Claiborne, Inc.	31,781	1,250
Abercrombie & Fitch Co.	25,065	1,249
* Mohawk Industries, Inc.	15,493	1,243
* Advance Auto Parts, Inc.	31,230	1,208
New York Times Co. Class A	39,940	1,188
Manpower Inc.	26,231	1,164
ServiceMaster Co.	84,732	1,147
Fastenal Co.	18,761	1,146
* ChoicePoint Inc.	26,278	1,134
The Stanley Works	24,104	1,125
* Lamar Advertising Co. Class A	24,779	1,124
CDW Corp.	18,958	1,117
Leggett & Platt, Inc.	55,154	1,114
* Williams-Sonoma, Inc.	28,635	1,098
GTECH Holdings Corp.	33,410	1,071
* Discovery Holding Co. Class A	74,000	1,069
* AutoNation, Inc.	53,394	1,066
* Career Education Corp.	29,942	1,065
* Iron Mountain, Inc.	28,445	1,044
Ross Stores, Inc.	42,963	1,018
Alberto-Culver Co. Class B	22,746	1,018
Jones Apparel Group, Inc.	35,165	1,002
Foot Locker, Inc.	45,473	998
* Monster Worldwide Inc.	32,180	988
* Brinker International, Inc.	25,841	971
* CarMax, Inc.	30,372	950
Circuit City Stores, Inc.	54,843	941
Aramark Corp. Class B	34,730	928
RadioShack Corp.	37,171	922
Hasbro, Inc.	46,732	918
Family Dollar Stores, Inc.	46,212	918
Station Casinos, Inc.	13,800	916
PETsMART, Inc.	41,706	908
Polo Ralph Lauren Corp.	17,247	868
The Neiman Marcus Group, Inc. Class A	8,632	863
* Urban Outfitters, Inc.	28,498	838
International Flavors & Fragrances, Inc.	23,307	831
American Eagle Outfitters, Inc.	33,682	793
Reebok International Ltd.	13,853	784
Sabre Holdings Corp.	37,997	771
* Pixar, Inc.	17,273	769
Outback Steakhouse, Inc.	19,306	707
*^ Wynn Resorts Ltd.	14,579	658
* Dollar Tree Stores, Inc.	30,251	655
Belo Corp. Class A	28,570	653
* Weight Watchers International, Inc.	12,000	619
Dex Media, Inc.	21,951	610
* Allied Waste Industries, Inc.	67,551	571
Meredith Corp.	10,949	546
Boyd Gaming Corp.	11,524	497
International Speedway Corp.	8,488	445
Westwood One, Inc.	21,582	429
The McClatchy Co. Class A	5,899	385
The Neiman Marcus Group, Inc. Class B	3,652	365
* Hewitt Associates, Inc.	12,700	346
* DreamWorks Animation SKG, Inc.	12,217	338
Regal Entertainment Group Class A	11,702	235
* Columbia Sportswear Co.	4,600	213
Hearst-Argyle Television Inc.	7,550	194

		109,312

Consumer Staples (2.8%)
Whole Foods Market, Inc.	19,084	2,566
UST, Inc.	48,191	2,017
* Dean Foods Co.	43,775	1,701
* Constellation Brands, Inc. Class A	56,140	1,460
Molson Coors Brewing Co. Class B	20,217	1,294
SuperValu Inc.	39,460	1,228
The Pepsi Bottling Group, Inc.	42,682	1,219
Tyson Foods, Inc.	65,890	1,189
McCormick & Co., Inc.	35,000	1,142
Carolina Group	19,828	786
J.M. Smucker Co.	16,108	782
* Smithfield Foods, Inc.	25,822	766
Hormel Foods Corp.	22,184	732
Brown-Forman Corp. Class B	11,386	678
PepsiAmericas, Inc.	19,879	452

		18,012

Financial Services (20.3%)
The Chicago Mercantile Exchange	9,977	3,365
Legg Mason Inc.	29,741	3,262
Vornado Realty Trust REIT	36,675	3,177
ProLogis REIT	71,011	3,147
General Growth Properties Inc. REIT	65,717	2,953
CIT Group Inc.	61,327	2,771
* Fiserv, Inc.	55,721	2,556
Archstone-Smith Trust REIT	61,582	2,455
Sovereign Bancorp, Inc.	106,055	2,337
Boston Properties, Inc. REIT	32,206	2,283
T. Rowe Price Group Inc.	34,176	2,232
Fidelity National Financial, Inc.	47,817	2,129
Jefferson-Pilot Corp.	39,597	2,026
Plum Creek Timber Co. Inc. REIT	53,423	2,025
Synovus Financial Corp.	72,464	2,009
Hudson City Bancorp, Inc.	164,964	1,963
SAFECO Corp.	36,396	1,943
Cincinnati Financial Corp.	46,069	1,930
* E*TRADE Financial Corp.	107,398	1,890
Zions Bancorp	26,092	1,858
Avalonbay Communities, Inc. REIT	21,271	1,823
Popular, Inc.	73,962	1,791
UnumProvident Corp.	86,598	1,775
MGIC Investment Corp.	27,495	1,765
* Ameritrade Holding Corp.	81,919	1,760
Kimco Realty Corp. REIT	55,962	1,758
Host Marriott Corp. REIT	97,602	1,649
Public Storage, Inc. REIT	24,349	1,631
Everest Re Group, Ltd.	16,468	1,612
Torchmark Corp.	30,423	1,607
Compass Bancshares Inc.	34,247	1,570
Huntington Bancshares Inc.	64,228	1,443
Duke Realty Corp. REIT	41,747	1,414
Developers Diversified Realty Corp. REIT	30,089	1,405
^ Commerce Bancorp, Inc.	44,822	1,376
Old Republic International Corp.	50,580	1,349
Radian Group, Inc.	25,180	1,337
White Mountains Insurance Group Inc.	2,201	1,329
iStar Financial Inc. REIT	32,764	1,325
Equifax, Inc.	37,752	1,319
W.R. Berkley Corp.	33,135	1,308
* The Dun & Bradstreet Corp.	19,787	1,303
Assurant, Inc.	34,120	1,299
Mercantile Bankshares Corp.	23,821	1,283
First Horizon National Corp.	34,281	1,246
New York Community Bancorp, Inc.	69,493	1,140
The Macerich Co. REIT	17,386	1,129
Regency Centers Corp. REIT	19,438	1,117
^ Allied Capital Corp.	38,843	1,112
AMB Property Corp. REIT	24,501	1,100
Associated Banc-Corp	35,911	1,095
The PMI Group Inc.	27,291	1,088
Liberty Property Trust REIT	25,350	1,078
Apartment Investment & Management Co. Class A REIT	27,795	1,078
* DST Systems, Inc.	19,380	1,063
Health Care Properties Investors REIT	39,014	1,053
PartnerRe Ltd.	16,049	1,028
Leucadia National Corp.	23,455	1,011
A.G. Edwards & Sons, Inc.	22,483	985
Janus Capital Group Inc.	66,030	954
TCF Financial Corp.	35,355	946
Weingarten Realty Investors REIT	24,714	935
Axis Capital Holdings Ltd.	31,186	889
Fair Isaac, Inc.	19,623	879
Nuveen Investments, Inc. Class A	22,259	877
RenaissanceRe Holdings Ltd.	19,745	863
* Markel Corp.	2,579	852
Commerce Bancshares, Inc.	16,553	852
City National Corp.	12,135	851
* CheckFree Corp.	22,470	850
Hospitality Properties Trust REIT	19,800	849
Brown & Brown, Inc.	17,051	847
Federated Investors, Inc.	24,827	825
Eaton Vance Corp.	32,870	816
Protective Life Corp.	19,316	795
Fulton Financial Corp.	46,860	785
Arthur J. Gallagher & Co.	27,025	779
Astoria Financial Corp.	28,629	756
Independence Community Bank Corp.	22,036	751
* WellChoice Inc.	9,775	742
SEI Investments Co.	19,111	718
New Plan Excel Realty Trust REIT	30,128	691
Valley National Bancorp	29,936	686
TD Banknorth, Inc.	22,632	682
Nationwide Financial Services, Inc.	16,707	669
Unitrin, Inc.	14,097	669
Wilmington Trust Corp.	17,661	644
Investors Financial Services Corp.	19,436	639
Dow Jones & Co., Inc.	15,312	585
Mercury General Corp.	7,905	474
^ Friedman, Billings, Ramsey Group, Inc. REIT	42,782	436
Erie Indemnity Co. Class A	8,259	436
Transatlantic Holdings, Inc.	7,640	435
* CapitalSource Inc.	19,042	415
BlackRock, Inc.	4,367	387
BOK Financial Corp.	6,001	289
Student Loan Corp.	1,168	277
Total System Services, Inc.	11,556	269
* Refco Inc.	9,272	262
*1 Ameriprise Financial, Inc.	6,465	231
Capitol Federal Financial	6,545	224

		128,676

Health Care (9.2%)
* Coventry Health Care Inc.	31,258	2,689
* Celgene Corp.	48,654	2,643
* MedImmune Inc.	72,199	2,430
AmerisourceBergen Corp.	30,370	2,348
* Express Scripts Inc.	36,761	2,287
* Humana Inc.	44,732	2,142
* PacifiCare Health Systems, Inc.	25,406	2,027
C.R. Bard, Inc.	30,634	2,023
* Laboratory Corp. of America Holdings	39,269	1,913
* Sepracor Inc.	30,608	1,806
* Hospira, Inc.	43,693	1,790
Omnicare, Inc.	30,494	1,715
Health Management Associates Class A	71,888	1,687
IMS Health, Inc.	65,873	1,658
* Health Net Inc.	32,713	1,548
* Tenet Healthcare Corp.	136,214	1,530
* Varian Medical Systems, Inc.	38,495	1,521
* IVAX Corp.	57,368	1,512
* Barr Pharmaceuticals Inc.	26,987	1,482
* DaVita, Inc.	29,080	1,340
Bausch & Lomb, Inc.	15,555	1,255
Mylan Laboratories, Inc.	63,434	1,222
* Patterson Cos	30,054	1,203
DENTSPLY International Inc.	22,161	1,197
* Lincare Holdings, Inc.	28,752	1,180
* Invitrogen Corp.	15,070	1,134
* Triad Hospitals, Inc.	24,960	1,130
* Watson Pharmaceuticals, Inc.	30,492	1,116
* King Pharmaceuticals, Inc.	70,246	1,080
* Henry Schein, Inc.	25,271	1,077
* Community Health Systems, Inc.	25,978	1,008
* WebMD Corp.	88,029	975
Beckman Coulter, Inc.	18,013	972
Manor Care, Inc.	25,138	966
* Millipore Corp.	14,480	911
* Millennium Pharmaceuticals, Inc.	89,311	833
* Cephalon, Inc.	16,854	782
Universal Health Services Class B	15,760	751
* Kinetic Concepts, Inc.	12,100	687
* ImClone Systems, Inc.	19,540	615
* American Pharmaceuticals Partners, Inc.	6,287	287

		58,472

Integrated Oils (0.9%)
Amerada Hess Corp.	24,210	3,329
Murphy Oil Corp.	48,184	2,403

		5,732

Other Energy (10.4%)
XTO Energy, Inc.	99,755	4,521
Williams Cos., Inc.	166,284	4,165
Chesapeake Energy Corp.	93,298	3,569
BJ Services Co.	94,262	3,392
* Nabors Industries, Inc.	46,103	3,312
* National Oilwell Varco Inc.	50,062	3,294
Peabody Energy Corp.	38,112	3,215
Sunoco, Inc.	40,104	3,136
GlobalSantaFe Corp.	66,175	3,019
* Weatherford International Ltd.	40,835	2,804
Noble Corp.	39,582	2,710
El Paso Corp.	191,712	2,665
* Ultra Petroleum Corp.	43,760	2,489
Noble Energy, Inc.	50,622	2,374
Pioneer Natural Resources Co.	41,977	2,305
Smith International, Inc.	61,814	2,059
ENSCO International, Inc.	44,136	2,056
CONSOL Energy, Inc.	26,574	2,027
* Newfield Exploration Co.	34,458	1,692
Patterson-UTI Energy, Inc.	46,839	1,690
Equitable Resources, Inc.	33,714	1,317
* Pride International, Inc.	45,987	1,311
* Cooper Cameron Corp.	15,993	1,182
Diamond Offshore Drilling, Inc.	18,672	1,144
Rowan Cos., Inc.	31,555	1,120
* NRG Energy, Inc.	25,297	1,078
* Cimarex Energy Co.	23,598	1,070
Pogo Producing Co.	17,698	1,043
* Hanover Compressor Co.	184	3

		65,762

Materials & Processing (7.6%)
Phelps Dodge Corp.	28,272	3,673
Nucor Corp.	46,700	2,755
Freeport-McMoRan Copper & Gold, Inc. Class B	52,343	2,543
American Standard Cos., Inc.	52,733	2,455
Georgia Pacific Group	68,086	2,319
Vulcan Materials Co.	29,714	2,205
Precision Castparts Corp.	38,456	2,042
Lyondell Chemical Co.	64,493	1,846
Bunge Ltd.	32,326	1,701
Fluor Corp.	25,218	1,624
Sherwin-Williams Co.	34,386	1,515
MeadWestvaco Corp.	54,162	1,496
Avery Dennison Corp.	27,358	1,433
United States Steel Corp.	33,279	1,409
The St. Joe Co.	21,016	1,312
Sigma-Aldrich Corp.	20,048	1,284
Temple-Inland Inc.	30,949	1,264
* Sealed Air Corp.	24,352	1,156
Ball Corp.	30,462	1,119
Eastman Chemical Co.	23,421	1,100
* Jacobs Engineering Group Inc.	15,874	1,070
* Energizer Holdings, Inc.	18,749	1,063
Ashland, Inc.	19,074	1,054
Engelhard Corp.	34,982	976
* Owens-Illinois, Inc.	44,360	915
Chemtura Corp.	67,759	842
* Smurfit-Stone Container Corp.	73,938	766
* Pactiv Corp.	43,432	761
Sonoco Products Co.	27,504	751
Bemis Co., Inc.	29,607	731
Lafarge North America Inc.	9,360	633
Valspar Corp.	28,198	631
* The Mosaic Co.	38,646	619
* Huntsman Corp.	25,666	502
Bowater Inc.	16,230	459
Packaging Corp. of America	18,786	365

		48,389

Producer Durables (6.9%)
D. R. Horton, Inc.	81,879	2,966
* American Tower Corp. Class A	116,460	2,906
Pulte Homes, Inc.	63,864	2,741
Rockwell Collins, Inc.	50,417	2,436
Centex Corp.	37,311	2,410
Parker Hannifin Corp.	35,042	2,254
Cooper Industries, Inc. Class A	27,040	1,870
Lennar Corp. Class A	30,956	1,850
KB HOME	23,730	1,737
* NVR, Inc.	1,813	1,604
* Crown Castle International Corp.	63,762	1,570
* Toll Brothers, Inc.	33,850	1,512
Goodrich Corp.	33,300	1,477
* Thermo Electron Corp.	46,808	1,446
* Waters Corp.	34,095	1,418
W.W. Grainger, Inc.	22,423	1,411
American Power Conversion Corp.	50,560	1,309
* LAM Research Corp.	40,372	1,230
^ Garmin Ltd.	17,387	1,179
Pentair, Inc.	28,088	1,025
Novellus Systems, Inc.	40,226	1,009
Pall Corp.	36,280	998
* Teradyne, Inc.	56,830	938
* Alliant Techsystems, Inc.	10,752	803
Diebold, Inc.	20,859	719
Hubbell Inc. Class B	15,106	709
Molex, Inc.	25,808	689
Tektronix, Inc.	25,837	652
Molex, Inc. Class A	16,068	413
Lennar Corp. Class B	4,820	267

		43,548

Technology (12.5%)
Autodesk, Inc.	66,652	3,095
* Advanced Micro Devices, Inc.	114,953	2,897
Rockwell Automation, Inc.	53,560	2,833
* Marvell Technology Group Ltd.	58,190	2,683
National Semiconductor Corp.	101,510	2,670
* Computer Sciences Corp.	55,637	2,632
L-3 Communications Holdings, Inc.	32,833	2,596
* SanDisk Corp.	52,747	2,545
* Network Appliance, Inc.	101,178	2,402
Flextronics International Ltd.	164,738	2,117
* Altera Corp.	108,100	2,066
* Affiliated Computer Services, Inc. Class A	34,937	1,908
* Freescale Semiconductor, Inc. Class A	80,186	1,877
* Cognizant Technology Solutions Corp.	39,463	1,839
Microchip Technology, Inc.	60,759	1,830
Seagate Technology	111,019	1,760
* NCR Corp.	54,388	1,736
Scientific-Atlanta, Inc.	44,266	1,660
Harris Corp.	38,916	1,627
* NVIDIA Corp.	46,827	1,605
* Jabil Circuit, Inc.	49,936	1,544
* Comverse Technology, Inc.	58,288	1,531
* McAfee Inc.	47,423	1,490
Siebel Systems, Inc.	142,133	1,468
* BMC Software, Inc.	64,576	1,363
Applera Corp.-Applied Biosystems Group	57,359	1,333
* Tellabs, Inc.	123,903	1,303
* Cadence Design Systems, Inc.	80,403	1,299
* Avaya Inc.	125,009	1,288
* Citrix Systems, Inc.	49,383	1,241
* NAVTEQ Corp.	23,448	1,171
* LSI Logic Corp.	112,791	1,111
* Solectron Corp.	282,704	1,105
* Compuware Corp.	112,483	1,069
Amphenol Corp.	25,653	1,035
* Red Hat, Inc.	48,729	1,033
* Mercury Interactive Corp.	25,112	994
* BEA Systems, Inc.	108,338	973
Intersil Corp.	44,563	971
* JDS Uniphase Corp.	437,076	970
* QLogic Corp.	26,674	912
* Ceridian Corp.	43,521	903
* Freescale Semiconductor, Inc. Class B	36,900	870
* International Rectifier Corp.	18,688	842
* Novell, Inc.	110,412	823
* Synopsys, Inc.	41,731	789
* Zebra Technologies Corp. Class A	19,915	778
* Ingram Micro, Inc. Class A	39,435	731
Symbol Technologies, Inc.	70,780	685
* Unisys Corp.	98,767	656
* Sanmina-SCI Corp.	152,631	655
* Vishay Intertechnology, Inc.	47,851	572
* Agere Systems Inc.	52,712	549
* Fairchild Semiconductor International, Inc.	34,678	515
National Instruments Corp.	16,145	398
AVX Corp.	17,656	225

		79,573

Utilities (8.7%)
PPL Corp.	110,414	3,570
Constellation Energy Group, Inc.	51,743	3,187
* AES Corp.	180,486	2,965
Sempra Energy	62,731	2,952
Kinder Morgan, Inc.	28,474	2,738
Cinergy Corp.	54,826	2,435
DTE Energy Co.	50,668	2,324
Xcel Energy, Inc.	117,016	2,295
Questar Corp.	24,725	2,179
* Cablevision Systems NY Group Class A	64,861	1,989
NiSource, Inc.	79,247	1,922
KeySpan Corp.	50,474	1,856
* Qwest Communications International Inc.	449,713	1,844
MCI Inc.	70,909	1,799
* NII Holdings Inc.	19,786	1,671
Wisconsin Energy Corp.	34,025	1,358
Citizens Communications Co.	98,917	1,340
SCANA Corp.	31,358	1,325
* NTL Inc.	19,701	1,316
Pepco Holdings, Inc.	54,833	1,276
Pinnacle West Capital Corp.	28,631	1,262
CenterPoint Energy Inc.	80,934	1,203
CenturyTel, Inc.	33,149	1,160
MDU Resources Group, Inc.	31,044	1,107
TECO Energy, Inc.	60,272	1,086
Energy East Corp.	42,842	1,079
DPL Inc.	36,880	1,025
Alliant Energy Corp.	33,853	986
NSTAR	31,066	898
* Nextel Partners, Inc.	34,713	871
Northeast Utilities	37,721	753
Telephone & Data Systems, Inc.	15,851	618
Telephone & Data Systems, Inc. - Special Common Shares	14,085	529
* U.S. Cellular Corp.	4,650	248

		55,166

Other (1.3%)
ITT Industries, Inc.	25,584	2,906
Textron, Inc.	35,392	2,538
Brunswick Corp.	26,805	1,011
SPX Corp.	21,916	1,007
Hillenbrand Industries, Inc.	16,151	760

		8,222

TOTAL COMMON STOCKS
(Cost $493,066)		632,172

TEMPORARY CASH INVESTMENTS (1.4%)

Money Market Fund (1.4%)
** Vanguard Market Liquidity Fund, 3.744%	8,677,528	8,678

	Face Amount ($000)
U.S. Agency Obligation (0.0%)
† Federal National Mortgage Assn
2 3.468%, 10/12/05	300	300

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $8,978)	8,978

TOTAL INVESTMENTS (101.0%)
(Cost $502,044)	641,150

OTHER ASSETS AND LIABILITIES—NET (-1.0%)	(6,640)

NET ASSETS (100%)	$634,510

*	Non-income-producingsecurity.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
^	Part of security position is on loan to broker/dealers.
†	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of September 30, 2005.
2	Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
REIT— Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $502,044,000. Net unrealized appreciation of investment securities for tax purposes was $139,106,000, consisting of unrealized gains of $159,071,000 on securities that had risen in value since their purchase and $19,965,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 1.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P MidCap 400 Index	3	1,081	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

VANGUARD VARIABLE INSURANCE FUND REIT Index Portfolio Schedule of Investments September 30, 2005
	Shares	Market Value ($000)

REAL ESTATE INVESTMENT TRUSTS (98.5%)

Simon Property Group, Inc. REIT	349,252	$25,887
Equity Office Properties Trust REIT	681,979	22,308
Vornado Realty Trust REIT	210,640	18,246
Equity Residential REIT	479,665	18,155
ProLogis REIT	407,943	18,076
General Growth Properties Inc. REIT	378,127	16,989
Archstone-Smith Trust REIT	354,394	14,130
Boston Properties, Inc. REIT	185,349	13,141
Avalonbay Communities, Inc. REIT	122,037	10,459
Kimco Realty Corp. REIT	321,762	10,110
Host Marriott Corp. REIT	560,314	9,469
Public Storage, Inc. REIT	140,294	9,400
Duke Realty Corp. REIT	240,099	8,135
Developers Diversified Realty Corp. REIT	172,599	8,060
The Macerich Co. REIT	99,829	6,483
Regency Centers Corp. REIT	111,826	6,424
AMB Property Corp. REIT	140,678	6,316
Liberty Property Trust REIT	145,715	6,199
Apartment Investment & Management Co. Class A REIT	159,511	6,186
Health Care Properties Investors REIT	224,837	6,068
United Dominion Realty Trust REIT	229,226	5,433
Weingarten Realty Investors REIT	141,787	5,367
Federal Realty Investment Trust REIT	87,945	5,359
Mills Corp. REIT	93,873	5,171
Ventas, Inc. REIT	154,855	4,986
Hospitality Properties Trust REIT	114,010	4,886
Camden Property Trust REIT	86,894	4,844
SL Green Realty Corp. REIT	69,948	4,769
Reckson Associates Realty Corp. REIT	136,653	4,721
Mack-Cali Realty Corp. REIT	103,104	4,634
Arden Realty Group, Inc. REIT	111,800	4,603
Pan Pacific Retail Properties, Inc. REIT	67,990	4,481
Shurgard Storage Centers, Inc. Class A REIT	78,077	4,362
HRPT Properties Trust REIT	351,183	4,358
CBL & Associates Properties, Inc. REIT	99,912	4,095
New Plan Excel Realty Trust REIT	172,733	3,964
BRE Properties Inc. Class A REIT	85,150	3,789
CenterPoint Properties Corp. REIT	82,505	3,696
Trizec Properties, Inc. REIT	155,081	3,576
CarrAmerica Realty Corp. REIT	96,968	3,486
Realty Income Corp. REIT	140,244	3,353
Health Care Inc. REIT	89,598	3,323
Essex Property Trust, Inc. REIT	36,663	3,300
Crescent Real Estate, Inc. REIT	158,872	3,258
Healthcare Realty Trust Inc. REIT	79,934	3,209
Colonial Properties Trust REIT	70,681	3,144
Alexandria Real Estate Equities, Inc. REIT	37,542	3,104
American Financial Realty Trust REIT	211,541	3,004
Capital Automotive REIT	76,309	2,954
Prentiss Properties Trust REIT	71,844	2,917
Brandywine Realty Trust REIT	93,631	2,911
First Industrial Realty Trust REIT	71,732	2,873
Kilroy Realty Corp. REIT	48,427	2,713
Taubman Co. REIT	84,707	2,685
Nationwide Health Properties, Inc. REIT	112,357	2,618
Pennsylvania REIT	61,102	2,577
Post Properties, Inc. REIT	63,250	2,356
Highwood Properties, Inc. REIT	76,913	2,270
Washington REIT	70,190	2,184
Maguire Properties, Inc. REIT	72,344	2,174
Corporate Office Properties Trust, Inc. REIT	62,164	2,173
Gables Residential Trust REIT	48,964	2,137
Lexington Corporate Properties Trust REIT	86,206	2,030
Home Properties, Inc. REIT	49,998	1,962
Senior Housing Properties Trust REIT	103,227	1,961
Cousins Properties, Inc. REIT	63,031	1,905
Sunstone Hotel Investors, Inc. REIT	76,218	1,859
BioMed Realty Trust, Inc. REIT	74,554	1,849
LaSalle Hotel Properties REIT	50,194	1,729
Entertainment Properties Trust REIT	38,544	1,720
Inland Real Estate Corp. REIT	106,697	1,671
Commercial Net Lease Realty REIT	83,053	1,661
Equity Lifestyle Properties, Inc. REIT	36,470	1,641
EastGroup Properties, Inc. REIT	36,900	1,614
Mid-America Apartment Communities, Inc. REIT	34,072	1,585
Glimcher Realty Trust REIT	59,969	1,467
Equity One, Inc. REIT	61,815	1,437
AMLI Residential Properties Trust REIT	42,973	1,378
Heritage Property Investment Trust REIT	39,312	1,376
Sovran Self Storage, Inc. REIT	27,134	1,328
* FelCor Lodging Trust, Inc. REIT	85,044	1,288
Tanger Factory Outlet Centers, Inc. REIT	45,940	1,278
* MeriStar Hospitality Corp. REIT	139,377	1,273
PS Business Parks, Inc. REIT	27,459	1,258
Equity Inns, Inc. REIT	90,037	1,216
Omega Healthcare Investors, Inc. REIT	84,950	1,183
Innkeepers USA Trust REIT	71,385	1,103
Parkway Properties Inc. REIT	23,429	1,099
Glenborough Realty Trust, Inc. REIT	56,971	1,094
Spirit Finance Corp. REIT	95,780	1,078
U-Store-It Trust REIT	49,770	1,009
Strategic Hotel Capital, Inc. REIT	55,001	1,004
Sun Communities, Inc. REIT	28,974	949
GMH Communities Trust REIT	61,769	906
Getty Realty Holding Corp. REIT	30,936	890
Highland Hospitality Corp. REIT	84,100	863
Ramco-Gershenson Properties Trust REIT	28,101	820
Town & Country Trust REIT	27,872	809
Acadia Realty Trust REIT	44,624	803
Investors Real Estate Trust REIT	70,938	674
Saul Centers, Inc. REIT	18,138	653
Universal Health Realty Income REIT	18,682	621
Bedford Property Investors, Inc. REIT	25,793	615
Trustreet Properties, Inc. REIT	38,855	608
Extra Space Storage Inc. REIT	39,229	603
Urstadt Biddle Properties Class A REIT	37,663	571
Affordable Residential Communities REIT	44,820	453

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $343,455)		446,952

TEMPORARY CASH INVESTMENT (1.7%)

**Vanguard Market Liquidity Fund, 3.744%	7,621,109	7,621
(Cost $7,621)

TOTAL INVESTMENTS (100.2%)
(Cost $351,076)		454,573

OTHER ASSETS AND LIABILITIES—NET (-0.2%)		(733)

NET ASSETS (100%)		$453,840

  *Non-income-producing security.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT-Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $349,515,000; this cost reflects management’s estimate of return of capital distributions received from REITs. Net unrealized appreciation of investment securities for tax purposes was $105,058,000, consisting of unrealized gains of $107,149,000 on securities that had risen in value since their purchase and $2,091,000 in unrealized losses on securities that had fallen in value since their purchase.

VANGUARD VARIABLE INSURANCE FUND Small Company Growth Portfolio Schedule of Investments September 30, 2005
	Shares	Market Value ($000)

COMMON STOCKS (94.4%)

Auto & Transportation (3.5%)
Tidewater Inc.	118,500	$5,767
* Aviall, Inc.	95,800	3,236
* TBC Corp.	87,000	3,001
Heartland Express, Inc.	145,443	2,958
C.H. Robinson Worldwide, Inc.	45,200	2,898
Oshkosh Truck Corp.	24,800	1,070
CNF Inc.	14,000	735
* AMR Corp.	63,300	708
* Keystone Automotive Industries, Inc.	24,000	691
Landstar System, Inc.	17,200	689
* Yellow Roadway Corp.	15,200	630
J.B. Hunt Transport Services, Inc.	30,600	582
* Continental Airlines, Inc. Class B	42,900	414
Arkansas Best Corp.	10,800	377
Knight Transportation, Inc.	14,100	343
Thor Industries, Inc.	8,400	286
Polaris Industries, Inc.	5,300	263
* Impco Technologies Inc.	42,000	252
* Alaska Air Group, Inc.	8,600	250
Winnebago Industries, Inc.	6,300	183
* EGL, Inc.	3,000	81

		25,414

Consumer Discretionary (23.3%)
* ValueClick, Inc.	335,400	5,732
* MPS Group, Inc.	398,900	4,707
* Hibbett Sporting Goods, Inc.	173,912	3,870
* The Advisory Board Co.	74,100	3,856
* Quiksilver, Inc.	254,300	3,675
MSC Industrial Direct Co., Inc. Class A	109,800	3,642
Phillips-Van Heusen Corp.	115,400	3,580
*^Helen of Troy Ltd.	160,900	3,321
* Carter's, Inc.	55,300	3,141
* Lifeline Systems, Inc.	91,100	3,045
* Cosi, Inc.	309,000	3,034
* Fossil, Inc.	164,500	2,992
* Urban Outfitters, Inc.	98,200	2,887
* O'Reilly Automotive, Inc.	100,700	2,838
* WebSideStory, Inc.	160,000	2,835
* MarineMax, Inc.	110,300	2,812
* Pacific Sunwear of California, Inc.	127,475	2,733
* Genesco, Inc.	71,700	2,670
*^Marchex, Inc.	159,200	2,636
* Playtex Products, Inc.	239,000	2,629
* iVillage Inc.	360,100	2,614
* CNET Networks, Inc.	188,700	2,561
^ Pre-Paid Legal Services, Inc.	65,900	2,550
* Labor Ready, Inc.	96,500	2,475
* Stamps.com Inc.	143,000	2,461
*^JAMDAT Mobile Inc.	115,000	2,415
Regis Corp.	61,800	2,337
* DSW Inc. Class A	107,600	2,281
* Hartmarx Corp.	340,000	2,227
Monro Muffler Brake, Inc.	83,150	2,184
* Bright Horizons Family Solutions, Inc.	54,800	2,104
Intrawest Corp.	75,700	2,067
* Forrester Research, Inc.	97,900	2,038
Fred's, Inc.	161,500	2,020
* Wireless Facilities, Inc.	342,200	1,985
Thomas Nelson, Inc.	105,300	1,974
* CSK Auto Corp.	129,300	1,924
*^Leapfrog Enterprises, Inc.	130,000	1,920
* CRA International Inc.	44,900	1,872
American Eagle Outfitters, Inc.	76,900	1,809
* Advance Auto Parts, Inc.	46,350	1,793
* West Marine, Inc.	119,500	1,766
* Korn/Ferry International	105,000	1,721
Darden Restaurants Inc.	56,200	1,707
* Imax Corp.	134,400	1,402
Tuesday Morning Corp.	54,000	1,397
The Neiman Marcus Group, Inc. Class A	12,900	1,289
* Getty Images, Inc.	14,800	1,273
* Chico's FAS, Inc.	32,000	1,178
Ross Stores, Inc.	45,500	1,078
* PlanetOut, Inc.	120,000	1,013
CBRL Group, Inc.	29,800	1,003
* Resources Connection, Inc.	33,600	996
Abercrombie & Fitch Co.	19,400	967
* Sonic Corp.	33,600	919
bebe stores, inc	52,337	916
* Panera Bread Co.	17,700	906
*^Jos. A. Bank Clothiers, Inc.	20,350	880
* Wesco International, Inc.	24,400	826
* Revlon, Inc. Class A	245,000	789
* ITT Educational Services, Inc.	15,500	765
* Tempur-Pedic International Inc.	64,400	763
* Brinker International, Inc.	20,300	762
* Life Time Fitness, Inc.	22,000	729
* Timberland Co.	21,000	709
* The Sports Authority, Inc.	24,000	707
* Penn National Gaming, Inc.	22,100	688
SCP Pool Corp.	19,500	681
Station Casinos, Inc.	10,100	670
* Activision, Inc.	32,600	667
* Men's Wearhouse, Inc.	24,750	661
* The Cheesecake Factory Inc.	20,900	653
Boyd Gaming Corp.	15,000	647
Harte-Hanks, Inc.	24,300	642
Michaels Stores, Inc.	18,400	608
* Argosy Gaming Co.	12,900	606
* The Children's Place Retail Stores, Inc.	17,000	606
* United Natural Foods, Inc.	17,100	605
Outback Steakhouse, Inc.	16,200	593
* BJ's Restaurants Inc.	29,000	592
* P.F. Chang's China Bistro, Inc.	13,000	583
* Exponent, Inc.	18,500	581
Nautilus Inc.	25,400	561
* The Pantry, Inc.	14,300	534
* Valassis Communications, Inc.	13,700	534
* Weight Watchers International, Inc.	10,300	531
Tupperware Corp.	22,400	510
* Education Management Corp.	15,700	506
World Fuel Services Corp.	15,500	503
Big 5 Sporting Goods Corp.	21,000	501
Aramark Corp. Class B	18,500	494
* priceline.com, Inc.	25,500	493
* Red Robin Gourmet Burgers	10,500	481
* Dollar Tree Stores, Inc.	21,000	455
K-Swiss, Inc.	15,300	452
* Williams-Sonoma, Inc.	11,500	441
* Ventiv Health, Inc.	16,700	438
Applebee's International, Inc.	20,700	428
* The Warnaco Group, Inc.	19,500	427
* Guitar Center, Inc.	7,700	425
* Brightpoint, Inc.	22,200	425
* California Pizza Kitchen, Inc.	14,500	424
* Coinstar, Inc.	22,400	415
* Columbia Sportswear Co.	8,900	413
* A.C. Moore Arts & Crafts, Inc.	21,000	403
Catalina Marketing Corp.	17,700	403
Claire's Stores, Inc.	16,400	396
* USANA Health Sciences, Inc.	8,200	391
* Papa John's International, Inc.	7,800	391
*^Martha Stewart Living Omnimedia, Inc.	15,300	383
* Rent-A-Center, Inc.	19,400	375
* Guess ?, Inc.	16,500	354
Maytag Corp.	19,200	351
* United Stationers, Inc.	7,200	345
* Copart, Inc.	14,300	341
* Global Imaging Systems, Inc.	9,800	334
* Hot Topic, Inc.	20,900	321
* West Corp.	8,300	310
* Too Inc.	11,200	307
CKE Restaurants Inc.	22,700	299
* Jack in the Box Inc.	9,500	284
Talbots Inc.	9,400	281
* CEC Entertainment Inc.	8,700	276
Ruby Tuesday, Inc.	12,500	272
Matthews International Corp.	7,100	268
* Isle of Capri Casinos, Inc.	12,500	267
* Consolidated Graphics, Inc.	6,200	267
* Jarden Corp.	6,400	263
* BJ's Wholesale Club, Inc.	9,300	259
* R.H. Donnelley Corp.	3,900	247
American Woodmark Corp.	7,300	245
Ethan Allen Interiors, Inc.	7,800	245
Pier 1 Imports Inc.	20,800	234
Blyth, Inc.	10,500	234
Movie Gallery, Inc.	22,200	231
*^Deckers Outdoor Corp.	8,500	205
The Stanley Works	4,300	201
Kenneth Cole Productions, Inc.	7,300	199
* Rare Hospitality International Inc.	7,700	198
Stanley Furniture Co., Inc.	7,200	189
Arbitron Inc.	4,700	187
* Steven Madden, Ltd.	8,100	186
*^Parlux Fragrances, Inc.	5,500	160
* Multimedia Games Inc.	15,800	153
* Elizabeth Arden, Inc.	7,000	151
* Insight Enterprises, Inc.	7,900	147
* Skechers U.S.A., Inc.	8,300	136
* The Princeton Review, Inc.	21,000	126
Mannatech, Inc.	10,600	126
MAXIMUS, Inc.	3,000	107
Christopher & Banks Corp.	7,600	105
* 1-800 Contacts, Inc.	5,600	105
Startek, Inc.	4,600	61

		171,500

Consumer Staples (0.9%)
^ American Italian Pasta Co.	141,500	1,508
Pilgrim's Pride Corp.	28,400	1,034
* 7-Eleven, Inc.	22,400	798
Longs Drug Stores, Inc.	15,500	665
* Performance Food Group Co.	17,300	546
* Constellation Brands, Inc. Class A	19,200	499
Chiquita Brands International, Inc.	17,600	492
* Hansen Natural Corp.	6,800	320
* The Great Atlantic & Pacific Tea Co., Inc.	10,900	309
Sanderson Farms, Inc.	7,100	264
Nash-Finch Co.	6,000	253
Nature's Sunshine Inc.	10,000	232

		6,920

Financial Services (9.0%)
Cullen/Frost Bankers, Inc.	150,700	7,436
* The Dun & Bradstreet Corp.	103,900	6,844
* Euronet Worldwide, Inc.	198,400	5,871
Cash America International Inc.	157,955	3,278
SEI Investments Co.	72,800	2,736
Jefferies Group, Inc.	60,600	2,639
Equity Inns, Inc. REIT	188,200	2,541
Highland Hospitality Corp. REIT	202,900	2,082
* United Rentals, Inc.	103,400	2,038
Ashford Hospitality Trust REIT	187,200	2,014
People's Bank	38,650	1,120
* CB Richard Ellis Group, Inc.	21,600	1,063
City National Corp.	14,700	1,030
First American Corp.	22,400	1,023
* WellChoice Inc.	12,900	979
* Harris & Harris Group, Inc.	87,800	975
Apartment Investment & Management Co. Class A REIT	24,100	935
* CheckFree Corp.	24,300	919
Global Payments Inc.	11,400	886
* CompuCredit Corp.	18,900	840
CBL & Associates Properties, Inc. REIT	20,400	836
* Huron Consulting Group Inc.	30,500	818
Eaton Vance Corp.	31,500	782
A.G. Edwards & Sons, Inc.	17,800	780
* Alliance Data Systems Corp.	19,800	775
Avalonbay Communities, Inc. REIT	8,800	754
TCF Financial Corp.	25,700	687
Student Loan Corp.	2,900	687
StanCorp Financial Group, Inc.	7,900	665
Brown & Brown, Inc.	12,300	611
FactSet Research Systems Inc.	17,250	608
Regency Centers Corp. REIT	10,000	575
IndyMac Bancorp, Inc.	14,300	566
GATX Corp.	12,500	494
Hudson United Bancorp	11,300	478
*^CapitalSource Inc.	21,800	475
Arthur J. Gallagher & Co.	16,300	470
* Portfolio Recovery Associates, Inc.	9,800	423
Pan Pacific Retail Properties, Inc. REIT	6,200	409
Equifax, Inc.	11,500	402
* iPayment Holdings, Inc.	10,600	401
* Markel Corp.	1,200	397
Wilmington Trust Corp.	10,700	390
Westamerica Bancorporation	7,500	387
* Universal American Financial Corp.	16,700	380
Capital Corp. of the West	11,700	357
WFS Financial, Inc.	5,100	343
Bank of Hawaii Corp.	6,900	340
HCC Insurance Holdings, Inc.	11,250	321
* Nasdaq Stock Market Inc.	11,200	284
Flagstar Bancorp, Inc.	17,200	277
Erie Indemnity Co. Class A	5,000	264
Federated Investors, Inc.	7,100	236
MB Financial, Inc.	6,000	234
Independent Bank Corp. (MI)	7,552	219
Independent Bank Corp. (MA)	7,100	216
Fremont General Corp.	9,800	214
* World Acceptance Corp.	8,400	213
* SVB Financial Group	4,300	209
W.R. Berkley Corp.	5,200	205
Berkshire Hills Bancorp, Inc.	6,000	204
John H. Harland Co.	4,400	195
LandAmerica Financial Group, Inc.	2,800	181
Downey Financial Corp.	2,300	140
Irwin Financial Corp.	2,400	49

		66,200

Health Care (20.9%)
Bausch & Lomb, Inc.	59,300	4,784
* Protein Design Labs, Inc.	154,800	4,334
*^Amylin Pharmaceuticals, Inc.	122,900	4,276
* Henry Schein, Inc.	96,600	4,117
* Angiodynamics Inc.	188,720	3,963
* Vertex Pharmaceuticals, Inc.	172,300	3,851
* Discovery Laboratories, Inc.	581,900	3,753
* Serologicals Corp.	154,800	3,492
* Psychiatric Solutions, Inc.	57,400	3,113
* Tercica, Inc.	271,820	3,066
* Cytokinetics, Inc.	365,400	2,974
*^Conceptus, Inc.	240,000	2,784
* Abgenix, Inc.	219,400	2,782
* IntraLase Corp.	181,000	2,663
* LifePoint Hospitals, Inc.	59,300	2,593
* Bruker BioSciences Corp.	589,600	2,582
* Human Genome Sciences, Inc.	190,000	2,582
* Caliper Life Sciences, Inc.	347,700	2,444
* Orthofix International NV	56,000	2,442
* Advanced Medical Optics, Inc.	63,800	2,421
* Illumina, Inc.	187,200	2,398
*^Align Technology, Inc.	356,700	2,397
* Medarex, Inc.	246,700	2,349
Cooper Cos., Inc.	30,601	2,344
* Health Net Inc.	47,700	2,257
* CV Therapeutics, Inc.	82,800	2,215
* Nektar Therapeutics	130,400	2,210
* Axcan Pharma Inc.	169,300	2,187
* American Healthways Inc.	51,280	2,174
* Neurometrix Inc.	72,200	2,149
*^DepoMed, Inc.	324,000	2,100
*^Critical Therapeutics, Inc.	218,600	2,059
* Natus Medical Inc.	168,500	2,051
* Alnylam Pharmaceuticals Inc.	177,400	2,005
*^Sirna Therapeutics, Inc.	451,700	1,987
* Cambridge Antibody Technology Group	147,500	1,934
* Affymetrix, Inc.	41,800	1,932
* VaxGen, Inc.	128,700	1,866
* Nuvelo, Inc.	191,300	1,836
* Impax Laboratories, Inc.	149,900	1,810
* InterMune Inc.	101,600	1,681
* Invitrogen Corp.	21,100	1,587
* Rita Medical Systems, Inc.	443,800	1,580
Omnicare, Inc.	27,000	1,518
* Humana Inc.	31,300	1,499
* Noven Pharmaceuticals, Inc.	105,900	1,483
* BioCryst Pharmaceuticals, Inc.	149,700	1,464
* Orthovita, Inc.	340,200	1,456
* Pharmaceutical Product Development, Inc.	25,200	1,449
* Per-Se Technologies, Inc.	70,000	1,446
* Cubist Pharmaceuticals, Inc.	60,000	1,292
* American Pharmaceuticals Partners, Inc.	27,400	1,251
*^XOMA Ltd.	700,900	1,234
* ResMed Inc.	13,400	1,067
*^Cell Genesys, Inc.	182,000	997
* Lincare Holdings, Inc.	23,800	977
* Cerner Corp.	10,800	939
* QLT Inc.	121,400	931
* Cutera, Inc.	35,000	908
* Triad Hospitals, Inc.	20,000	905
Universal Health Services Class B	19,000	905
* Kyphon Inc.	19,000	835
* Hologic, Inc.	14,400	832
Dade Behring Holdings Inc.	22,600	829
* Ventana Medical Systems, Inc.	21,500	819
* Techne Corp.	14,100	803
* Adolor Corp.	70,000	748
Quality Systems, Inc.	10,800	746
* Haemonetics Corp.	13,200	627
* Immucor Inc.	22,100	606
* IDEXX Laboratories Corp.	8,900	595
* CuraGen Corp.	118,200	585
* Edwards Lifesciences Corp.	13,000	577
* Respironics, Inc.	12,400	523
* United Therapeutics Corp.	7,400	517
* Apria Healthcare Group Inc.	15,800	504
* Genesis Healthcare Corp.	12,500	504
* Chattem, Inc.	12,900	458
* Penwest Pharmaceuticals Co.	25,000	438
* Biosite Inc.	7,000	433
Beckman Coulter, Inc.	7,800	421
* Kos Pharmaceuticals, Inc.	6,100	408
* Sierra Health Services, Inc.	5,900	406
* Hanger Orthopedic Group, Inc.	50,000	385
Manor Care, Inc.	9,800	376
* Priority Healthcare Corp. Class B	13,400	373
* Centene Corp.	14,500	363
* Community Health Systems, Inc.	9,200	357
* Amedisys Inc.	9,000	351
* Renal Care Group, Inc.	7,350	348
PolyMedica Corp.	9,400	328
* Sunrise Senior Living, Inc.	4,800	320
* Covance, Inc.	6,500	312
LCA-Vision Inc.	7,300	271
* Kindred Healthcare, Inc.	9,000	268
* AMERIGROUP Corp.	12,300	235
* Beverly Enterprises, Inc.	19,100	234
Owens & Minor, Inc. Holding Co.	7,700	226
Mentor Corp.	4,100	226
* First Horizon Pharmaceutical Corp.	11,300	225
* SFBC International, Inc.	5,000	222
* Axonyx Inc.	180,900	208
* United Surgical Partners International, Inc.	4,900	192
* ViroPharma Inc.	8,300	173
* ICU Medical, Inc.	5,600	161
* CorVel Corp.	5,200	125
* Cantel Medical Corp.	5,700	120
* Cypress Bioscience, Inc.	13,000	70
Invacare Corp.	1,200	50

		153,578

Other Energy (5.0%)
* Cal Dive International, Inc.	93,900	5,954
Patterson-UTI Energy, Inc.	164,700	5,942
CARBO Ceramics Inc.	69,450	4,583
St. Mary Land & Exploration Co.	111,800	4,092
Helmerich & Payne, Inc.	39,000	2,355
* Grant Prideco, Inc.	46,700	1,898
Todco Class A	29,900	1,247
Frontier Oil Corp.	24,500	1,087
Rowan Cos., Inc.	29,700	1,054
Holly Corp.	15,100	966
* Oil States International, Inc.	25,600	930
* Cooper Cameron Corp.	9,100	673
* Unit Corp.	11,700	647
* Hydrill Co.	8,900	611
* National Oilwell Varco Inc.	8,900	586
CONSOL Energy, Inc.	7,200	549
* Swift Energy Co.	11,100	508
* Remington Oil & Gas Corp.	11,400	473
Vintage Petroleum, Inc.	8,800	402
* Oceaneering International, Inc.	6,800	363
* Grey Wolf, Inc.	42,900	362
* Pride International, Inc.	12,600	359
* Superior Energy Services, Inc.	14,900	344
Valero Energy Corp.	2,990	338
* Atwood Oceanics, Inc.	3,500	295
* Stone Energy Corp.	2,700	165
* FMC Technologies Inc.	2,500	105
* Hornbeck Offshore Services, Inc.	900	33
* Hanover Compressor Co.	464	6

		36,927

Materials & Processing (5.9%)
Watsco, Inc.	116,900	6,209
Hughes Supply, Inc.	120,600	3,932
Chicago Bridge & Iron Co. N.V	104,600	3,252
Albany International Corp.	70,000	2,581
*^Trex Co., Inc.	90,600	2,174
* URS Corp.	51,900	2,096
* Comfort Systems USA, Inc.	182,700	1,610
* Jacobs Engineering Group Inc.	23,400	1,577
Martin Marietta Materials, Inc.	18,600	1,459
The St. Joe Co.	18,800	1,174
* USG Corp.	13,900	955
* Crown Holdings, Inc.	58,600	934
Precision Castparts Corp.	16,200	860
Fluor Corp.	11,700	753
AptarGroup Inc.	15,000	747
Building Materials Holding Corp.	7,900	736
Florida Rock Industries, Inc.	11,425	732
Commercial Metals Co.	21,600	729
* Beacon Roofing Supply, Inc.	21,000	686
* Interface, Inc.	75,000	620
Harsco Corp.	9,000	590
Simpson Manufacturing Co.	14,000	548
* Armor Holdings, Inc.	12,500	538
* FMC Corp.	7,900	452
* Lone Star Technologies, Inc.	8,100	450
The Timken Co.	14,800	439
* Maverick Tube Corp.	13,600	408
Engelhard Corp.	14,200	396
* Cabot Microelectronics Corp.	12,600	370
* Gold Kist Inc.	18,600	364
Mueller Industries Inc.	13,000	361
Lyondell Chemical Co.	12,600	361
* NS Group Inc.	9,100	357
* AK Steel Corp.	41,100	352
Worthington Industries, Inc.	16,200	341
Ryerson Tull, Inc.	15,900	339
Eastman Chemical Co.	7,200	338
Texas Industries, Inc.	5,900	321
Corn Products International, Inc.	15,200	307
* Energizer Holdings, Inc.	5,100	289
* Owens-Illinois, Inc.	11,900	245
Sonoco Products Co.	7,600	208
Royal Gold, Inc.	7,600	204
Ashland, Inc.	3,400	188
Ball Corp.	5,100	187
Bemis Co., Inc.	6,500	161
Greif Inc. Class A	2,300	138
Georgia Gulf Corp.	5,200	125
* Rogers Corp.	2,600	101
Carpenter Technology Corp.	1,700	100
* Washington Group International, Inc.	1,500	81
Lennox International Inc.	2,500	69

		43,544

Producer Durables (5.6%)
Donaldson Co., Inc.	207,900	6,347
^ Garmin Ltd.	57,700	3,914
* EFJ, Inc.	371,400	3,822
* Sonic Solutions, Inc.	140,000	3,010
Plantronics, Inc.	76,200	2,348
* Toll Brothers, Inc.	39,600	1,769
*^RAE Systems, Inc.	500,000	1,720
Joy Global Inc.	27,050	1,365
Ryland Group, Inc.	19,100	1,307
* Zygo Corp.	84,500	1,295
* NVR, Inc.	1,400	1,239
KB HOME	15,300	1,120
MDC Holdings, Inc.	13,324	1,051
* Meritage Corp.	13,300	1,020
Beazer Homes USA, Inc.	16,600	974
* Hovnanian Enterprises Inc. Class A	18,800	963
Standard Pacific Corp.	16,700	693
Graco, Inc.	18,200	624
* Alliant Techsystems, Inc.	7,900	590
* Viisage Technology, Inc.	135,000	560
* American Superconductor Corp.	53,000	549
Cummins Inc.	6,100	537
Diebold, Inc.	11,600	400
Lincoln Electric Holdings, Inc.	9,600	378
* Itron, Inc.	7,900	361
* Paxar Corp.	19,600	330
Applied Industrial Technology, Inc.	9,000	323
Mine Safety Appliances Co.	7,900	306
* Powerwave Technologies, Inc.	23,000	299
* SatCon Technology Corp.	130,000	269
* The Middleby Corp.	2,900	210
Engineered Support Systems, Inc.	5,087	209
* Flowserve Corp.	5,600	204
* Metrologic Instruments, Inc.	11,000	200
Actuant Corp.	3,800	178
* General Cable Corp.	10,500	176
Stewart & Stevenson Services, Inc.	6,400	153
* Photronics Inc.	6,300	122
Herman Miller, Inc.	4,000	121
* Symmetricom Inc.	8,200	63

		41,119

Technology (18.1%)
* Foundry Networks, Inc.	404,718	5,140
* CACI International, Inc.	83,900	5,084
* Western Digital Corp.	374,700	4,845
* RSA Security Inc.	376,200	4,782
* Trident Microsystems, Inc.	144,500	4,597
* Red Hat, Inc.	202,800	4,297
* Informatica Corp.	337,900	4,062
* Trimble Navigation Ltd.	108,000	3,639
* MapInfo Corp.	290,000	3,553
* NICE-Systems Ltd. ADR	78,400	3,542
SS&C Technologies, Inc.	90,700	3,323
* Brocade Communications Systems, Inc.	792,400	3,233
* Sapient Corp.	511,000	3,194
* WebEx Communications, Inc.	128,200	3,142
* Cadence Design Systems, Inc.	193,200	3,122
* Atheros Communications	315,000	3,074
* Jupitermedia Corp.	170,800	3,025
* Hutchinson Technology, Inc.	113,100	2,954
* Essex Corp.	136,000	2,947
* Witness Systems, Inc.	140,000	2,925
* Progress Software Corp.	90,000	2,859
* Ciena Corp.	1,000,000	2,640
* Synaptics Inc.	140,000	2,632
* Zoran Corp.	176,000	2,517
* Internet Security Systems, Inc.	104,000	2,497
* Concur Technologies, Inc.	200,000	2,474
* Digital River, Inc.	70,500	2,457
* Maxtor Corp.	545,420	2,400
Harris Corp.	56,700	2,370
* Ixia	146,900	2,161
* QLogic Corp.	46,700	1,597
^ Lowrance Electronics, Inc.	61,213	1,554
*^International DisplayWorks, Inc.	260,000	1,544
* Open Solutions Inc.	67,200	1,466
* Ariba, Inc.	232,399	1,325
* International Rectifier Corp.	25,800	1,163
* Ulticom, Inc.	104,100	1,148
Amphenol Corp.	28,200	1,138
* Anteon International Corp.	25,100	1,073
*^OmniVision Technologies, Inc.	84,300	1,064
* NVIDIA Corp.	29,600	1,015
* LSI Logic Corp.	102,900	1,014
* MICROS Systems, Inc.	23,000	1,006
* Emulex Corp.	46,100	932
* Sycamore Networks, Inc.	241,400	910
* Ingram Micro, Inc. Class A	48,700	903
* SRA International, Inc.	22,000	781
* Komag, Inc.	24,200	773
* McAfee Inc.	24,100	757
* Stratex Networks, Inc.	260,500	677
* Microsemi Corp.	25,900	661
* F5 Networks, Inc.	14,600	635
* Comverse Technology, Inc.	24,000	630
* Blue Coat Systems, Inc.	14,500	630
* Websense, Inc.	12,300	630
* Anixter International Inc.	15,500	625
* Cognizant Technology Solutions Corp.	12,500	582
* Comtech Telecommunications Corp.	13,600	564
* BEA Systems, Inc.	59,400	533
Reynolds & Reynolds Class A	18,500	507
* ANSYS, Inc.	12,600	485
* TechTeam Global, Inc.	40,000	483
* SERENA Software, Inc.	21,700	432
* Tessera Technologies, Inc.	13,500	404
* MicroStrategy Inc.	5,500	387
* Packeteer, Inc.	25,800	324
* j2 Global Communications, Inc.	7,700	311
Talx Corp.	9,200	302
* ManTech International Corp.	10,600	280
* ScanSource, Inc.	5,100	249
* Wind River Systems Inc.	18,900	244
ADTRAN Inc.	7,500	236
* SigmaTel Inc.	11,100	225
* Cree, Inc.	8,700	218
Syntel, Inc.	11,100	216
* Innovative Solutions and Support, Inc.	12,750	198
* InterVoice, Inc.	18,900	170
EDO Corp.	5,400	162
* Electronics for Imaging, Inc.	5,100	117
* Herley Industries Inc.	5,300	99
* Dendrite International, Inc.	4,000	80
Intersil Corp.	2,500	54
* Endwave Corp.	3,400	44

		133,044

Utilities (1.3%)
* General Communication, Inc.	241,100	2,387
* Nextel Partners, Inc.	94,200	2,364
* NII Holdings Inc.	21,300	1,799
Energen Corp.	18,800	813
UGI Corp. Holding Co.	24,700	695
PNM Resources Inc.	14,600	419
CenterPoint Energy Inc.	22,200	330
ONEOK, Inc.	7,700	262
Duquesne Light Holdings, Inc.	13,400	231

		9,300

Other (0.1%)
Walter Industries, Inc.	6,800	333
Lancaster Colony Corp.	6,200	267

		600

Exchange-Traded Fund (0.8%)
1 Vanguard Small-Cap Growth VIPERs	104,300	5,993

TOTAL COMMON STOCKS
(Cost $614,689)		694,139

TEMPORARY CASH INVESTMENT (10.7%)

Money Market Fund (10.4%)
**Vanguard Market Liquidity Fund, 3.744%	76,268,314	76,268

	Face
	Amount
	($000)

U.S. Agency Obligations (0.3%)
† Federal National Mortgage Assn. DN
2 3.468%, 10/12/05	2,000	1,998
† U.S. Treasury Bill
2 3.780%, 3/23/06	250	245

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $78,511)		78,511

TOTAL INVESTMENTS (105.1%)
(Cost $693,200)		772,650

OTHER ASSETS AND LIABILITIES—NET (-5.1%)		(37,713)

NET ASSETS (100%)		$734,937

*Non-income-producing security.
  ^Part of security position is on loan to broker/dealers.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Securities with a value of $2,243,000 and cash of $10,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $693,200,000. Net unrealized appreciation of investment securities for tax purposes was $79,450,000, consisting of unrealized gains of $126,363,000 on securities that had risen in value since their purchase and $46,913,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.6% and 8.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	41	13,778	(103)
S&P MidCap 400 Index	5	1,802	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

VANGUARD VARIABLE INSURANCE FUND
International Portfolio
Schedule of Investments
September 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (95.9%)

Argentina (0.7%)
Tenaris SA ADR	38,000	5,238

Austria (0.1%)
Telekom Austria AG	29,986	599

Australia (5.1%)
BHP Billiton Ltd.	576,000	9,837
Foster's Group Ltd.	1,200,000	5,336
Woolworths Ltd.	409,800	5,208
Woodside Petroleum Ltd.	142,900	3,923
Macquarie Bank Ltd.	67,500	3,886
James Hardie Industries NV	515,000	3,531
Macquarie Infrastucture Group	880,907	2,700
Westpac Banking Corp., Ltd.	158,000	2,547
Tabcorp Holdings Ltd.	135,021	1,780

		38,748

Belgium (0.3%)
KBC Bank & Verzekerings Holding	25,000	2,033

Brazil (3.8%)
Petrol Brasil Series A ADR	220,500	14,057
Petrol Brasil ADR	71,295	5,097
Companhia Vale do Rio Doce ADR	125,400	4,879
Unibanco-Uniao de Bancos Brasileiros SA	235,985	2,491
Tele Norte Leste Participacoes ADR	114,800	1,898

		28,422

Canada (0.6%)
Suncor Energy, Inc.	73,902	4,484

China (0.6%)
CNOOC Ltd.	4,238,500	3,077
Cosco Pacific Ltd.	701,000	1,366

		4,443

Denmark (0.7%)
Danske Bank A/S	178,400	5,482

France (9.6%)
Suez SA	350,000	10,144
L'Oreal SA	107,862	8,380
Total SA	29,700	8,110
Essilor International SA	85,011	7,060
^ Pernod Ricard SA	31,647	5,599
France Telecom SA	184,818	5,334
Imerys SA	69,147	5,156
Groupe Danone	40,000	4,345
Sanofi-Aventis	51,970	4,318
LVMH Louis Vuitton Moet Hennessy	44,835	3,712
Societe Generale Class A	22,955	2,631
Vivendi Universal SA	69,000	2,265
Schneider Electric SA	23,500	1,862
Thales SA	29,000	1,351
L'Air Liquide SA (Registered)	6,000	1,109
Publicis Groupe SA	23,000	734

		72,110

Germany (6.2%)
SAP AG	45,690	7,932
Deutsche Bank AG	75,000	7,031
Porsche AG	8,730	6,739
Siemens AG	85,000	6,584
Bayer AG	117,900	4,339
Bayerische Motoren Werke AG	91,420	4,315
RWE AG	51,700	3,434
Adidas-Salomon AG	17,070	2,982
Metro AG	52,000	2,572
* Premier AG	37,000	1,039

		46,967

Hong Kong (1.0%)
Jardine Matheson Holdings Ltd.	157,400	2,696
Cheung Kong Holdings Ltd.	188,000	2,129
Hong Kong Exchanges & Clearing Ltd.	504,000	1,731
Li & Fung Ltd.	492,000	1,140

		7,696

India (0.7%)
*3 State Bank of India Warrants Exp. 12/23/05	139,000	2,986
*3 Satyam Computer Services Ltd. Warrants Exp. 11/4/05	191,000	2,460

		5,446

Indonesia (0.6%)
PT Telekomunikasi Indonesia Tbk	4,489,000	2,340
PT Indonesian Satellite Corp Tbk	3,265,000	1,656
PT Gudang Garam Tbk	189,154	201

		4,197

Ireland (3.3%)
Allied Irish Banks PLC	488,954	10,452
CRH PLC	187,900	5,105
Anglo Irish Bank Corp. PLC	250,000	3,428
Allied Irish Banks PLC	159,200	3,410
Bank of Ireland	173,000	2,730

		25,125

Israel (0.5%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	109,000	3,643

Japan (19.3%)
KDDI Corp.	1,649	9,374
Canon, Inc.	145,200	7,892
Mitsui & Co., Ltd.	608,000	7,646
Mitsubishi Corp.	354,000	7,016
Toyota Motor Corp.	146,000	6,748
Japan Tobacco, Inc.	395	6,247
Mitsubishi Tokyo Financial Group Inc.	435	5,704
* UFJ Holdings Inc.	678	5,622
Mitsui Sumitomo Insurance Co.	478,000	5,574
Nissan Motor Co., Ltd.	478,700	5,514
East Japan Railway Co.	941	5,388
SMC Corp.	39,400	5,278
Mitsubishi Estate Co., Ltd.	381,000	5,249
^ Asahi Glass Co., Ltd.	479,000	5,040
Denso Corp.	160,000	4,667
T & D Holdings, Inc.	77,000	4,613
Sumitomo Realty & Development Co.	298,000	4,441
Sumitomo Heavy Industries Ltd.	605,000	4,319
Takeda Pharmaceutical Co. Ltd.	62,500	3,748
Yamada Denki Co., Ltd.	46,200	3,524
^ Koyo Seiko Co., Ltd.	229,000	3,479
Keyence Corp.	13,200	3,340
^ Tokyu Corp.	613,000	3,267
Sumitomo Electric Industries Ltd.	228,500	3,099
Ricoh Co.	165,000	2,592
Mitsui Osk Lines Ltd.	322,000	2,588
Konica Minolta Holdings, Inc.	236,000	2,157
^ Ushio Inc.	94,000	1,913
* Seven and I Holdings Co., Ltd.	44,400	1,473
Daito Trust Construction Co., Ltd.	31,800	1,396
Omron Corp.	54,200	1,326
Yokogawa Electric Corp.	84,000	1,321
Mitsubishi Electric Corp.	199,000	1,281
* Hoya Corp.	31,800	1,083
Marui Co., Ltd.	41,000	696
Hoya Corp.	10,600	354
Sysmex Corp.	5,200	181
*2 Sysmez Corp.	5,200	180
Toho Co., Ltd.	5,600	89

		145,419
Mexico (0.4%)
America Movil SA de CV Series L ADR	114,900	3,024

Netherlands (1.1%)
Reed Elsevier NV	255,000	3,527
Verenigde Nederlandse Uitgeversbedrijven NV	97,756	3,084
TNT NV	63,513	1,580

		8,191

Russia (0.3%)
Mobile Telesystems ADR	50,800	2,067

Singapore (0.5%)
Singapore Press Holdings Ltd.	874,000	2,395
Singapore Telecommunications Ltd.	737,000	1,070
Noble Group Ltd.	616,000	581

		4,046

South Africa (1.2%)
Sasol Ltd.	124,600	4,824
MTN Group Ltd.	521,000	4,321

		9,145

South Korea (3.1%)
Samsung Electronics Co., Ltd.	13,212	7,497
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	221,500	5,009
Samsung Electronics Co., Ltd. GDR	11,400	3,243
Shinsegae Co., Ltd.	7,628	2,836
Hyundai Motor Co. Ltd.	34,000	2,669
* LG Philips LCS Co., Ltd. ADR	114,427	2,353

		23,607

Spain (2.7%)
Iberdrola SA	180,000	5,046
Telefonica SA	289,120	4,759
Banco Santander Central Hispano SA	309,000	4,078
Industria de Diseno Textil SA	115,580	3,406
Banco Popular Espanol SA	226,375	2,770

		20,059

Sweden (3.9%)
Atlas Copco AB A Shares	358,930	6,975
^ Sandvik AB	134,112	6,699
Svenska Handelsbanken AB A Shares	253,085	5,882
Telefonaktiebolaget LM Ericsson AB Class B	1,490,000	5,497
Skandinaviska Enskilda Banken AB A Shares	255,400	4,698

		29,751

Switzerland (5.8%)
Nestle SA (Registered)	30,000	8,847
Novartis AG (Registered)	171,000	8,733
UBS AG (Registered)	97,400	8,336
Roche Holdings AG	54,000	7,533
Cie. Financiere Richemont AG	92,000	3,670
* ABB Ltd.	481,380	3,534
Adecco SA (Registered)	37,649	1,729
Synthes, Inc.	8,500	1,000

		43,382

Taiwan (0.2%)
Hon Hai Precision Industry Co., Ltd.	339,669	1,588

Thailand (0.3%)
Kasikornbank Public Co. Ltd. (Foreign)	1,315,800	2,158

United Kingdom (23.3%)
Vodafone Group PLC	7,049,168	18,395
BG Group PLC	1,819,000	17,302
^ Tesco PLC	2,446,120	13,410
Royal Bank of Scotland Group PLC	374,833	10,680
Brambles Industries PLC	1,502,000	9,269
Rio Tinto PLC	217,000	8,919
Smith & Nephew PLC	918,812	7,743
Royal Dutch Shell PLC Class A (Amsterdam Shares)	224,000	7,419
Kingfisher PLC	1,418,798	5,432
Imperial Tobacco Group PLC	187,000	5,392
Signet Group PLC	2,763,000	5,034
Carnival PLC	95,515	4,977
Smiths Group PLC	292,000	4,957
Barclays PLC	471,500	4,777
HBOS PLC	270,279	4,088
Centrica PLC	867,600	3,783
Hilton Group PLC	670,000	3,737
Royal Dutch Shell PLC Class B	104,000	3,602
Prudential PLC	367,500	3,350
Wolseley PLC	157,000	3,339
Rolls-Royce Group PLC	454,000	3,004
Capita Group PLC	430,000	2,870
GUS PLC	176,000	2,663
AstraZeneca Group PLC	56,544	2,650
Standard Chartered PLC	120,400	2,609
Next PLC	93,000	2,295
Reckitt Benckiser PLC	74,200	2,270
Johnson Matthey PLC	93,219	1,953
EMI Group PLC	442,000	1,894
Bunzl PLC	183,222	1,842
* Cairn Energy PLC	47,363	1,635
Premier Farnell PLC	555,000	1,483
Rexam PLC	159,781	1,455
Provident Financial PLC	103,200	1,146

		175,374

TOTAL COMMON STOCKS
(Cost $585,662)		722,444

TEMPORARY CASH INVESTMENTS (7.9%)

Money Market Fund (7.7%)
** Vanguard Market Liquidity Fund, 3.744%	57,739,422	57,739

	Face Amount ($000)
U.S. Agency Obligation (0.2%)
† Federal National Mortgage Assn
1 3.468%, 10/12/05	1,500	1,499

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $59,238)		59,238

TOTAL INVESTMENTS (103.8%)
(Cost $644,900)	781,682

OTHER ASSETS AND LIABILITIES—NET (-3.8%)	(28,523)

NET ASSETS (100%)	753,159

*	Non-income-producing security.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
^	Part of security position is on loan to broker/dealers.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
1	Securities with a value of $1,499,000 have been segregated as initial margin for open futures contracts.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of September 30, 2005.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $5,446,000, representing 0.7% of net assets.
ADR— American Depositary Receipt.
GDR— Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard (name CMT fund/funds used) are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $644,900,000. Net unrealized appreciation of investment securities for tax purposes was $136,782,000, consisting of unrealized gains of $144,951,000 on securities that had risen in value since their purchase and $8,169,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.8% and 6.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

MSCI Pan-Euro Index	434	10,584	194
Topix Index	29	3,595	315

The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At September 30, 2005, the fund had open forward currency contracts to receive and deliver currencies as follows:

	(000)
	Contract Amount				Unrealized
Contract Settlement Date	Receive		Deliver		Appreciation (Depreciation) ($000)

12/21/2005	EUR	8,651	USD	$10,480	(190)
12/13/2005	JPY	372,650	USD	3,320	(100)

EUR-Euro
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 16, 2005

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 16, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.